UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund,

Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ALM VIII Ltd., Series 2013-8A, Class A1A, 1.69%, 1/20/26 (a)(b)	USD	280	$279,315
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (a)		228	228,345
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		230	237,331
Series 2012-2, Class C, 2.64%, 10/10/17		280	287,746
Series 2012-3, Class C, 2.42%, 5/08/18		180	184,500
Series 2012-4, Class B, 1.31%, 11/08/17		105	105,687
Series 2012-4, Class C, 1.93%, 8/08/18		170	171,767
Series 2012-5, Class C, 1.69%, 11/08/18		300	301,693
Series 2013-4, Class B, 1.66%, 9/10/18		70	70,231
Series 2013-4, Class C, 2.72%, 9/09/19		40	40,921
Series 2013-4, Class D, 3.31%, 10/08/19		100	103,194
Series 2013-5, Class B, 1.52%, 1/08/19		75	74,597
Series 2013-5, Class C, 2.29%, 11/08/19		40	40,164
Series 2014-1, Class B, 1.68%, 7/08/19		360	358,901
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	169	235,170
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.64%, 10/22/25 (a)(b)	USD	250	248,250
Capital Auto Receivables Asset Trust, Series 2013-1, Class C, 1.74%, 3/20/17		290	287,977
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.63%, 1/20/25 (a)(b)		405	402,513
Cavalry CLO II, Series 2A, Class B1, 2.24%, 1/17/24 (a)(b)		410	400,887
Cent CLO Ltd., Series 2013-19A, Class A1A, 1.57%, 10/29/25 (a)(b)		275	272,085
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.76%, 11/07/23 (a)(b)		200	202,489
Series 2012-1A, Class C, 2.16%, 11/07/23 (a)(b)		200	202,483
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		323	323,483
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		250	250,089
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		225	225,105
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		155	154,960
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		70	69,993
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		70	70,020

Asset-Backed Securities	Par (000)		Value
Series 2013-BA, Class D, 2.89%, 10/15/20 (a)	USD	70	$70,281
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		200	198,974
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		255	253,664
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		250	251,332
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		250	250,108
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		250	250,855
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.47%, 10/20/43 (a)(b)		208	201,700
Dot Resources Ltd., Series 2012-24A, Class A, 1.67%, 11/15/23		250	249,687
DT Auto Owner Trust:
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		197	197,537
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		250	256,017
Series 2014-1A, Class B, 1.43%, 3/15/18 (a)		500	500,823
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class C, 2.86%, 1/15/19		100	103,692
Series 2012-2, Class D, 3.50%, 1/15/19		105	110,397
Series 2012-4, Class D, 2.09%, 9/15/16		220	221,204
Series 2012-5, Class C, 2.14%, 9/15/19		115	115,858
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		280	278,572
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		445	448,115
Series 2013-T2, Class A2, 1.15%, 5/16/44 (a)		105	104,643
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		310	310,465
HLSS Servicer Advance Receivables Trust:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)(b)		490	489,020
Series 2014-T1, Class AT1, 1.24%, 1/17/45 (a)		700	700,420
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		150	154,547
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		320	319,865
JGWPT XXIII LLC, Series 2011-1A, Class A, 4.70%, 10/15/56 (a)		502	541,362
JGWPT XXVI LLC, Series 2012-2A, Class A, 3.84%, 10/15/59 (a)		253	253,437

Portfolio Abbreviations

ABS	Asset-Backed Security	GO	General Obligation	RB	Revenue Bonds
ADR	American Depository Receipts	JPY	Japanese Yen	S&P	Standard & Poor’s
BRL	Brazilian Real	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	USD	US Dollar
CLO	Collateralized Loan Obligation	OTC	Over-the-counter	WIBOR	Warsaw Interbank Offered Rate
EUR	Euro	PLN	Polish Zloty	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.22%, 9/15/65 (a)	USD	247	$237,767
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		343	343,041
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		500	489,235
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (b)		78	73,517
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.35%, 8/23/27 (b)		285	279,565
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		330	347,206
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		195	193,819
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.41%, 6/25/35 (b)		146	145,589
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.67%, 1/18/24 (a)(b)		260	259,096
Series 2012-9A, Class B1, 2.49%, 1/18/24 (a)(b)		255	254,999
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 1.75%, 4/15/26 (a)(b)		300	300,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.36%, 7/17/25 (a)(b)		305	298,868
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		285	282,150
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		435	434,629
Series 2013-4A, Class A1, 1.39%, 7/22/25 (a)(b)		495	484,549
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		189	189,543
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		140	140,150
Series 2014-1A, Class A2, 0.97%, 3/15/18 (a)		275	274,975
RAAC Trust, Series 2005-SP2, Class 2A, 0.45%, 6/25/44 (b)		377	300,354
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		28	27,949
Series 2012-1, Class B, 2.72%, 5/16/16		135	135,916
Series 2012-1, Class C, 3.78%, 11/15/17-10/15/19 (a)		265	273,768
Series 2012-2, Class C, 3.20%, 2/15/18		425	436,200
Series 2012-3, Class B, 1.94%, 12/15/16		500	504,690
Series 2012-3, Class C, 3.01%, 4/16/18		685	704,652
Series 2012-4, Class C, 2.94%, 12/15/17		20	20,604
Series 2012-5, Class B, 1.56%, 8/15/18		250	252,096
Series 2012-5, Class C, 2.70%, 8/15/18		120	123,531
Series 2012-6, Class B, 1.33%, 5/15/17		210	211,159
Series 2012-6, Class C, 1.94%, 3/15/18		225	227,492
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		520	521,540
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		980	983,332
Series 2013-2, Class B, 1.33%, 3/15/18		500	502,035
Series 2013-3, Class B, 1.19%, 5/15/18		450	451,390

Asset-Backed Securities	Par (000)		Value
Series 2013-5, Class B, 1.55%, 10/15/18	USD	590	$588,790
Series 2013-5, Class C, 2.25%, 6/17/19		280	282,906
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		320	323,329
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		125	128,468
Series 2014-1, Class B, 1.59%, 10/15/18		630	630,761
Series 2014-1, Class C, 2.36%, 4/15/20		275	277,370
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.43%, 4/25/35 (b)		23	22,215
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		211	211,700
Series 2013-A, Class A, 0.80%, 1/30/45 (a)(b)		785	777,406
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (b)		240	236,262
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		500	495,333
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		121	119,422
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		950	1,008,134
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		100	104,786
Series 2011-B, Class A3, 2.41%, 6/16/42 (a)(b)		400	422,943
Series 2011-C, Class A2A, 3.41%, 10/17/44 (a)(b)		185	199,524
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		300	322,178
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		115	116,974
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		445	467,236
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)		314	316,214
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		635	658,371
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		740	760,147
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		222	222,775
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		113	113,518
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		210	206,064
Series 2013-B, Class A1, 0.81%, 7/15/22 (a)(b)		369	369,545
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		1,695	1,651,118
Series 2013-C, Class A1, 1.01%, 2/15/22 (a)(b)		408	409,997
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		345	351,411
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		455	454,517
Series 2005-2, Class A5, 0.33%, 4/27/20 (b)		106	105,741
Series 2008-5, Class A4, 1.94%, 7/25/23 (b)		385	404,222
Series 2013-6, Class A3, 0.81%, 6/26/28 (b)		465	466,853

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Series 2013-C, Class B, 3.50%, 6/15/44 (a)	USD	500	$490,823
Series 2014-A, Class A1, 0.75%, 7/15/22 (a)(b)		500	500,170
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.45%, 11/25/35 (b)		426	420,703
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		765	772,526
Series 2013-1A, Class B, 4.00%, 12/03/24 (a)		560	560,700
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.65%, 9/25/34 (b)		80	57,398
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (b)		161	149,651
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.72%, 7/17/24 (a)(b)		780	777,789
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		520	520,584
Series 2012-D, Class A, 2.15%, 4/17/23		650	639,043
Total Asset-Backed Securities — 7.7%			41,483,494

Common Stocks		Shares
Aerospace & Defense — 0.8%
The Boeing Co.		21,000	2,635,290
Rockwell Collins, Inc.		17,100	1,362,357

			3,997,647
Airlines — 1.4%
Delta Air Lines, Inc.		72,900	2,525,985
United Continental Holdings, Inc. (c)		109,611	4,891,939

			7,417,924
Auto Components — 1.5%
BorgWarner, Inc.		37,020	2,275,619
TRW Automotive Holdings Corp. (c)		66,970	5,466,091

			7,741,710
Banks — 7.9%
Bank of America Corp.		567,275	9,757,130
Citigroup, Inc.		164,593	7,834,627
JPMorgan Chase & Co.		180,600	10,964,226
SunTrust Banks, Inc.		111,800	4,448,522
U.S. Bancorp		219,250	9,397,055

			42,401,560
Biotechnology — 1.6%
Amgen, Inc.		28,800	3,552,192
Biogen Idec, Inc. (c)		16,860	5,156,968

			8,709,160
Capital Markets — 0.8%
The Goldman Sachs Group, Inc.		27,179	4,453,279
Chemicals — 0.6%
Cabot Corp.		23,187	1,369,424
The Dow Chemical Co.		39,900	1,938,741

			3,308,165
Commercial Services & Supplies — 0.4%
Tyco International Ltd.		53,625	2,273,700

Common Stocks	Shares	Value
Communications Equipment — 1.4%
Brocade Communications Systems, Inc. (c)	147,900	$1,569,219
Cisco Systems, Inc.	261,700	5,864,697

		7,433,916
Consumer Finance — 1.4%
Discover Financial Services	128,875	7,499,236
Containers & Packaging — 0.7%
Packaging Corp. of America	55,585	3,911,516
Electronic Equipment, Instruments & Components — 0.9%
Avnet, Inc.	48,900	2,275,317
TE Connectivity Ltd.	40,000	2,408,400

		4,683,717
Energy Equipment & Services — 2.5%
Halliburton Co.	65,200	3,839,628
Oceaneering International, Inc.	29,750	2,137,835
Schlumberger Ltd.	77,300	7,536,750

		13,514,213
Food & Staples Retailing — 1.8%
CVS Caremark Corp.	126,075	9,437,975
Safeway, Inc.	9,216	340,439

		9,778,414
Health Care Equipment & Supplies — 0.9%
Medtronic, Inc.	76,100	4,683,194
Health Care Providers & Services — 3.4%
Aetna, Inc.	66,800	5,007,996
McKesson Corp.	31,500	5,561,955
UnitedHealth Group, Inc.	50,400	4,132,296
Universal Health Services, Inc., Class B	42,007	3,447,514

		18,149,761
Household Durables — 0.6%
Whirlpool Corp.	21,870	3,268,690
Industrial Conglomerates — 1.9%
3M Co.	67,025	9,092,611
General Electric Co.	49,000	1,268,610

		10,361,221
Insurance — 3.0%
Allied World Assurance Co. Holdings AG (c)	200	20,638
American Financial Group, Inc.	3,800	219,298
American International Group, Inc.	161,700	8,086,617
Genworth Financial, Inc., Class A (c)	185,000	3,280,050
The Travelers Cos., Inc.	52,475	4,465,623

		16,072,226
Internet Software & Services — 3.2%
AOL, Inc. (c)	36,900	1,615,113
Google, Inc., Class A (c)	10,220	11,390,292
VeriSign, Inc. (c)	51,600	2,781,756
Yahoo!, Inc. (c)	38,900	1,396,510

		17,183,671
IT Services — 2.3%
Alliance Data Systems Corp. (c)	1,200	326,940
Cognizant Technology Solutions Corp., Class A (c)	57,500	2,910,075
MasterCard, Inc., Class A	102,000	7,619,400
Total System Services, Inc.	53,639	1,631,162

		12,487,577

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	76,450	$4,275,084
Machinery — 1.5%
Ingersoll-Rand PLC	38,100	2,180,844
Kennametal, Inc.	22,600	1,001,180
Parker Hannifin Corp.	24,073	2,881,779
WABCO Holdings, Inc. (c)	19,900	2,100,644

		8,164,447
Media — 2.2%
Comcast Corp., Class A	179,600	8,983,592
Twenty-First Century Fox, Inc., Class A	79,467	2,540,560

		11,524,152
Metals & Mining — 0.2%
Vale SA — ADR	87,400	1,208,742
Multiline Retail — 0.4%
Macy’s, Inc.	37,700	2,235,233
Oil, Gas & Consumable Fuels — 3.6%
BP PLC — ADR	68,400	3,290,040
Chevron Corp.	7,555	898,365
Exxon Mobil Corp.	12,900	1,260,072
Marathon Petroleum Corp.	51,382	4,472,289
PBF Energy, Inc., Class A	65,315	1,685,127
Suncor Energy, Inc.	172,160	6,018,714
Tesoro Corp.	31,622	1,599,757

		19,224,364
Paper & Forest Products — 0.6%
Domtar Corp.	29,000	3,254,380
Pharmaceuticals — 3.9%
Eli Lilly & Co.	48,100	2,831,166
Johnson & Johnson	14,100	1,385,043
Merck & Co., Inc.	149,115	8,465,259
Pfizer, Inc.	256,575	8,241,189

		20,922,657
Road & Rail — 0.3%
Norfolk Southern Corp.	8,500	825,945
Union Pacific Corp.	4,400	825,704

		1,651,649
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc.	159,620	3,259,440
Software — 1.6%
Activision Blizzard, Inc.	54,700	1,118,068
Microsoft Corp.	50,525	2,071,020
Oracle Corp.	103,300	4,226,003
Symantec Corp.	66,900	1,335,993

		8,751,084
Specialty Retail — 2.3%
Lowe’s Cos., Inc.	169,100	8,268,990
Ross Stores, Inc.	56,900	4,071,195

		12,340,185
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	11,180	6,000,753
EMC Corp.	222,100	6,087,761
NetApp, Inc.	53,705	1,981,715

Common Stocks		Shares	Value
Technology Hardware, Storage & Peripherals (concluded)
Western Digital Corp.		38,790	$3,561,698

			17,631,927
Trading Companies & Distributors — 0.1%
MRC Global, Inc. (c)		27,600	744,096
Total Common Stocks — 60.4%			324,517,937

Corporate Bonds	Par (000)
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34	USD	274	281,484
5.10%, 1/15/44		195	202,119

			483,603
Airlines — 0.0%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		105	96,337
Auto Components — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		48	48,480
4.88%, 3/15/19 (a)		65	66,137
6.00%, 8/01/20 (a)		80	84,800

			199,417
Automobiles — 0.0%
General Motors Co.:
4.88%, 10/02/23 (a)		115	117,875
6.25%, 10/02/43 (a)		50	54,125

			172,000
Banks — 0.9%
ABN AMRO Bank NV, 6.38%, 4/27/21	EUR	100	163,844
BPCE SA, 5.15%, 7/21/24 (a)	USD	205	203,942
Citigroup, Inc.:
4.45%, 1/10/17		133	143,644
2.50%, 9/26/18		240	241,303
3.38%, 3/01/23		640	618,909
3.88%, 10/25/23		275	273,054
6.68%, 9/13/43		77	90,167
4.95%, 11/07/43		77	78,248
Commerzbank AG, 6.38%, 3/22/19	EUR	100	157,604
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	USD	255	254,290
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		760	788,500
HSBC Holdings PLC, 5.25%, 3/14/44		201	203,242
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17		307	307,232
6.00%, 12/19/23		265	271,348
Societe Generale SA, 5.00%, 1/17/24 (a)		265	264,080
Wells Fargo & Co.:
1.50%, 7/01/15		161	162,874
2.15%, 1/15/19		145	144,661
4.13%, 8/15/23		139	140,619
5.38%, 11/02/43		210	221,212

			4,728,773

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19	USD	375	$374,627
3.70%, 2/01/24		269	271,768

			646,395
Biotechnology — 0.0%
Amgen, Inc., 5.65%, 6/15/42		105	116,414
Capital Markets — 1.1%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		408	405,573
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		161	168,612
2.38%, 1/22/18		275	276,827
2.90%, 7/19/18		394	401,799
2.63%, 1/31/19		868	865,776
5.75%, 1/24/22		177	200,704
3.63%, 1/22/23		274	269,535
1.83%, 11/29/23 (b)		206	210,605
6.75%, 10/01/37		77	88,205
6.25%, 2/01/41		77	91,433
Macquarie Bank Ltd., 1.65%, 3/24/17 (a)		355	353,909
Morgan Stanley:
3.45%, 11/02/15		476	494,163
3.80%, 4/29/16		140	147,456
5.45%, 1/09/17		535	591,450
2.50%, 1/24/19		567	565,421
3.75%, 2/25/23		413	410,382
5.00%, 11/24/25		395	406,423
6.38%, 7/24/42		77	93,930

			6,042,203
Chemicals — 0.2%
LyondellBasell Industries NV, 5.00%, 4/15/19		1,065	1,185,834
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		218	217,025
Construction & Engineering — 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (a)		195	201,877
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		310	341,387
6.88%, 2/15/21		320	345,600

			686,987
Diversified Financial Services — 1.1%
Bank of America Corp.:
3.70%, 9/01/15		645	670,356
5.75%, 12/01/17		320	362,285
2.60%, 1/15/19		249	249,982
2.65%, 4/01/19		1,043	1,046,326
3.30%, 1/11/23		645	621,837
4.10%, 7/24/23		523	530,487
4.00%, 4/01/24		391	390,540
5.00%, 1/21/44		249	254,201
Ford Motor Credit Co. LLC, 4.38%, 8/06/23		203	209,445
General Electric Capital Corp., 6.88%, 1/10/39		77	101,404
JPMorgan Chase & Co.:
4.75%, 3/01/15		313	324,821
1.35%, 2/15/17		603	602,510
3.25%, 9/23/22		182	179,287
3.20%, 1/25/23		83	80,483
3.88%, 2/01/24		151	152,355
4.85%, 2/01/44		77	78,513

			5,854,832

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 0.8%
AT&T Inc.:
2.30%, 3/11/19	USD	383	$381,020
3.90%, 3/11/24		383	381,916
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		253	271,975
Level 3 Financing, Inc., 8.13%, 7/01/19		233	255,717
Verizon Communications, Inc.:
3.65%, 9/14/18		439	467,330
4.50%, 9/15/20		178	193,316
3.45%, 3/15/21		180	182,464
3.85%, 11/01/42		866	725,053
6.55%, 9/15/43		1,045	1,271,697

			4,130,488
Electric Utilities — 0.5%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		92	115,219
5.95%, 12/15/36		152	164,393
Commonwealth Edison Co., 4.70%, 1/15/44		167	174,802
Duke Energy Carolinas LLC, 4.25%, 12/15/41		229	225,102
Entergy Arkansas, Inc., 3.70%, 6/01/24		246	249,669
Georgia Power Co., 3.00%, 4/15/16		480	501,156
Jersey Central Power & Light Co., 7.35%, 2/01/19		151	179,699
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22		51	53,433
5.30%, 6/01/42		77	85,639
PacifiCorp:
3.60%, 4/01/24		510	515,784
5.75%, 4/01/37		150	180,180
Progress Energy, Inc., 4.88%, 12/01/19		27	29,956

			2,475,032
Energy Equipment & Services — 0.2%
Transocean, Inc.:
6.00%, 3/15/18		735	817,371
6.50%, 11/15/20		246	276,240
6.80%, 3/15/38		133	143,475

			1,237,086
Food & Staples Retailing — 0.1%
CVS Caremark Corp., 5.30%, 12/05/43		51	56,295
Wal-Mart Stores, Inc., 4.00%, 4/11/43		198	184,288

			240,583
Food Products — 0.1%
Mondelez International, Inc., 2.25%, 2/01/19		259	256,631
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 10/01/18		239	240,804
Health Care Providers & Services — 0.3%
Aetna, Inc., 4.75%, 3/15/44		54	54,806
Coventry Health Care, Inc., 5.45%, 6/15/21		261	299,309
HCA, Inc., 7.25%, 9/15/20		215	232,469
Tenet Healthcare Corp., 6.25%, 11/01/18		280	308,875
UnitedHealth Group, Inc., 3.38%, 11/15/21		100	101,309
WellPoint, Inc.:
1.88%, 1/15/18		301	298,746
2.30%, 7/15/18		307	307,849
Series A, 3.70%, 8/15/21		166	169,500

			1,772,863
Hotels, Restaurants & Leisure — 0.1%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (a)		220	231,550

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
11.00%, 10/01/21 (a)	USD	246	$258,300

			489,850
Industrial Conglomerates — 0.0%
General Electric Co., 4.50%, 3/11/44		142	144,203
Insurance — 0.6%
American International Group, Inc.:
3.80%, 3/22/17		522	558,488
5.45%, 5/18/17		235	262,246
3.38%, 8/15/20		380	387,939
4.13%, 2/15/24		215	219,552
Genworth Holdings, Inc., 7.63%, 9/24/21		180	221,740
Manulife Financial Corp., 3.40%, 9/17/15		167	173,097
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		375	378,419
Prudential Financial, Inc.:
4.75%, 9/17/15		252	266,224
5.38%, 6/21/20		380	430,554
XLIT Ltd.:
2.30%, 12/15/18		102	101,181
5.25%, 12/15/43		46	48,754

			3,048,194
IT Services — 0.1%
International Business Machines Corp., 3.63%, 2/12/24		344	346,850
MasterCard, Inc.:
2.00%, 4/01/19		216	215,067
3.38%, 4/01/24		139	138,773

			700,690
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		555	552,679
5.30%, 2/01/44		26	28,019

			580,698
Media — 0.6%
CBS Corp.:
4.63%, 5/15/18		100	108,745
8.88%, 5/15/19		172	220,519
5.75%, 4/15/20		78	88,598
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		111	157,309
Comcast Corp.:
5.88%, 2/15/18		367	420,220
4.65%, 7/15/42		127	126,673
COX Communications, Inc., 8.38%, 3/01/39 (a)		240	314,860
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		124	130,828
5.00%, 3/01/21		139	149,449
3.80%, 3/15/22		139	137,546
5.15%, 3/15/42		197	186,242
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		24	23,955
NBCUniversal Media LLC:
5.15%, 4/30/20		346	390,889
4.38%, 4/01/21		550	596,875
4.45%, 1/15/43		209	202,197

			3,254,905
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		157	160,838

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
5.00%, 9/30/43	USD	84	$88,887
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		186	177,848
Novelis, Inc., 8.75%, 12/15/20		420	469,350
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		150	142,769

			1,039,692
Multi-Utilities — 0.2%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		275	282,048
CMS Energy Corp.:
3.88%, 3/01/24		81	82,068
4.88%, 3/01/44		192	195,615
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (a)		26	26,513
Dominion Resources, Inc., 1.95%, 8/15/16		408	415,692
Pacific Gas & Electric Co., 4.75%, 2/15/44		76	76,897
PG&E Corp., 2.40%, 3/01/19		105	104,317

			1,183,150
Oil, Gas & Consumable Fuels — 1.4%
Apache Corp., 4.75%, 4/15/43		83	83,438
BP Capital Markets PLC:
2.24%, 5/10/19		404	401,596
3.25%, 5/06/22		165	163,611
3.81%, 2/10/24		244	246,182
CONSOL Energy, Inc., 8.25%, 4/01/20		36	39,105
Energy Transfer Partners LP, 5.95%, 10/01/43		155	166,797
EOG Resources, Inc., 2.45%, 4/01/20		373	371,521
Exxon Mobil Corp., 1.82%, 3/15/19		650	645,345
Husky Energy, Inc., 4.00%, 4/15/24		180	183,056
Kerr-McGee Corp., 6.95%, 7/01/24		196	237,668
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		578	574,542
Laredo Petroleum, Inc., 7.38%, 5/01/22		180	199,800
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (a)		220	229,350
MEG Energy Corp., 6.50%, 3/15/21 (a)		610	642,025
Murphy Oil Corp., 2.50%, 12/01/17		354	359,851
Noble Energy, Inc.:
8.25%, 3/01/19		162	201,724
6.00%, 3/01/41		200	228,555
5.25%, 11/15/43		212	221,273
Peabody Energy Corp.:
6.00%, 11/15/18		33	34,609
6.25%, 11/15/21		197	197,493
Range Resources Corp., 5.75%, 6/01/21		10	10,713
Schlumberger Investment SA, 3.65%, 12/01/23		129	130,841
Shell International Finance BV:
2.00%, 11/15/18		356	357,069
4.55%, 8/12/43		327	337,986
Total Capital International SA, 3.70%, 1/15/24		164	167,040
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		151	152,152
4.63%, 3/01/34		139	142,073
Western Gas Partners LP, 5.38%, 6/01/21		304	333,307
The Williams Cos., Inc.:
7.88%, 9/01/21		141	167,527
3.70%, 1/15/23		160	145,197
Williams Partners LP, 5.40%, 3/04/44		125	128,266

			7,499,712
Paper & Forest Products — 0.1%
International Paper Co., 4.75%, 2/15/22		661	714,705

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.40%, 11/06/42	USD	246	$240,659
Actavis, Inc.:
3.25%, 10/01/22		259	248,296
4.63%, 10/01/42		246	235,085
Bristol-Myers Squibb Co., 4.50%, 3/01/44		284	285,560
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		115	115,191

			1,124,791
Real Estate Investment Trusts (REITs) — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (a)		259	257,820
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		13	13,341
4.88%, 11/01/20 (a)		20	20,525
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		79	76,897

			368,583
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (a)(d)		355	382,956
Road & Rail — 0.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		94	88,719
3.75%, 4/01/24		45	45,130

			133,849
Software — 0.0%
First Data Corp., 7.38%, 6/15/19 (a)		115	123,625
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (a)		240	255,372
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 3.75%, 12/01/20		275	279,346
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.38%, 6/15/15		720	741,600
Tobacco — 0.1%
Altria Group, Inc., 4.00%, 1/31/24		141	141,267
Philip Morris International, Inc.:
1.88%, 1/15/19		309	304,987
4.88%, 11/15/43		100	103,167

			549,421
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 7.63%, 4/15/22		440	493,350
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		480	493,920
MetroPCS Wireless, Inc., 7.88%, 9/01/18		15	15,938
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		480	586,800
Sprint Corp., 7.88%, 9/15/23 (a)		175	192,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		65	69,875
6.73%, 4/28/22		60	64,275
6.84%, 4/28/23		20	21,450

			1,444,758
Total Corporate Bonds — 10.4%			55,538,634

Foreign Agency Obligations	Par (000)		Value
Nexen Energy ULC, 5.88%, 3/10/35	USD	20	$21,827
Petrobras Global Finance BV, 6.25%, 3/17/24		520	535,736
Petrobras International Finance Co., 3.88%, 1/27/16		740	759,935
Petroleos Mexicanos, 3.50%, 1/30/23		170	159,970
Statoil ASA, 2.90%, 11/08/20		365	368,244
Total Foreign Agency Obligations — 0.3%			1,845,712

Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		400	387,000
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		280	277,200
Greece — 0.0%
Hellenic Republic, 2.00%, 2/24/23 (e)	EUR	185	199,764
Indonesia — 0.1%
Indonesia Government International Bond, 5.38%, 10/17/23	USD	375	389,063
Mexico — 0.1%
United Mexican States, 4.00%, 10/02/23		745	752,450
Peru — 0.0%
Peruvian Government International Bond, 7.35%, 7/21/25		150	192,937
South Africa — 0.1%
Republic of South Africa, 8.00%, 12/21/18	ZAR	7,735	739,748
Turkey — 0.1%
Turkey Government International Bond, 5.75%, 3/22/24	USD	480	496,560
Total Foreign Government Obligations — 0.6%			3,434,722

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1, 0.35%, 3/20/47 (b)		1,859	1,450,836
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,275	1,036,952
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (b)		199	157,351
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		511	505,918
Series 2011-5R, Class 2A1, 2.54%, 8/27/46 (a)(b)		399	377,844
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (b)		102	93,078
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (b)		85	82,747
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (b)		243	113,042

			3,817,768

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 3.6%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47	USD	362	$363,914
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	31,524
Series 2007-3, Class A1A, 5.60%, 6/10/49 (b)		468	507,706
Series 2007-3, Class A4, 5.60%, 6/10/49 (b)		280	308,434
Series 2007-3, Class AM, 5.60%, 6/10/49 (b)		245	270,183
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		419	458,032
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		286	311,036
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		285	314,813
Series 2007-PW17, Class A3, 5.74%, 6/11/50		369	384,813
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		430	438,426
Series 2008-C7, Class A4, 6.14%, 12/10/49 (b)		930	1,046,490
Series 2014-GC19, Class A3, 3.75%, 3/10/47		170	171,698
Series 2014-GC19, Class A4, 4.02%, 3/10/47		260	267,781
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		40	44,722
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		275	300,914
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	273,090
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	139,564
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		285	270,548
Series 2013-CR11, Class AM, 4.72%, 9/10/23 (b)		75	79,970
Series 2013-FL3, Class A, 1.67%, 10/13/16 (a)(b)		355	357,153
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		280	272,442
Series 2014-CR14, Class B, 4.62%, 2/10/47 (b)		175	182,662
Series 2014-UBS2, Class A5, 3.96%, 3/10/47		190	194,930
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		50	51,245
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.43%, 4/15/22 (a)(b)		200	195,877
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		205	220,758
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		216	216,142
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		209	209,768
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		225	223,235
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.03%, 12/10/49 (b)		85	85,716

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)	USD	160	$175,787
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		460	406,500
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.62%, 11/10/39		145	143,568
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		130	132,245
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		375	379,462
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		74	74,354
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		260	277,769
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		65	68,290
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (b)		566	619,635
Series 2007-CB18, Class A3, 5.45%, 6/12/47		69	70,562
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		509	571,575
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		410	452,055
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		392	418,195
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.87%, 7/15/44 (b)		120	134,025
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A 4.48%, 10/15/29		579	587,517
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		180	186,164
Series 2007-C7, Class AM, 6.15%, 9/15/45 (b)		125	142,506
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		240	252,219
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		162	172,042
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (b)		241	245,835
Series 2007-HQ12, Class AM, 5.58%, 4/12/49 (b)		390	423,346
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		560	615,133
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	163,326
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		161	176,719
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (b)		170	185,519
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		37	37,760
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (a)(f)		196	194,259
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		25	25,040
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		114	113,941

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)	USD	160	$157,520
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		248	248,438
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		430	431,987
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		580	522,443
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		910	963,756
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		371	366,954
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.56%, 9/15/21 (a)(b)		230	221,462
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		210	217,857
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		216	215,745

			18,985,096
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		4,250	234,723
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.30%, 9/10/46 (b)		1,611	116,436
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.22%, 5/15/45 (b)		1,705	198,746
Series 2013-LC6, Class XA, 1.79%, 1/10/46 (b)		3,514	329,441
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.76%, 2/10/46 (b)		3,324	344,641
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		2,790	107,200
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.23%, 4/10/47		1,000	80,497
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class XA, 1.18%, 2/15/47 (b)		1,044	74,765
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.00%, 6/15/45 (b)		1,263	120,915
Series 2013-LC11, Class XA, 1.58%, 4/15/46 (b)		1,393	130,553
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.74%, 2/15/46 (b)		1,223	117,938
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.82%, 12/15/45 (a)(b)		2,109	221,656
Series 2013-C15, Class XA, 0.71%, 8/15/46 (b)		2,256	92,780
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (b)		1,404	127,961

			2,298,252
Total Non-Agency Mortgage-Backed Securities — 4.7%			25,101,116

Other Interests (c)(g)	Beneficial Interest (000)		Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII	USD	130	$—
Lehman Brothers Holdings, Inc.		490	—
Total Other Interests — 0.0%			—

Preferred Securities

Capital Trusts	Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/01/77 (b)		43	35,260
Diversified Financial Services — 0.0%
JPMorgan Chase & Co., Series S, 6.75% (b)(h)		64	67,360
Insurance — 0.1%
American International Group, Inc., 8.18% (b)(h)		161	211,514
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		100	118,000
XL Group PLC, 6.50% (b)(h)		415	408,256

			737,770
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(h)		200	202,000
Total Capital Trusts — 0.2%			1,042,390

Preferred Stocks		Shares
Capital Markets — 0.0%
State Street Corp., 5.90%		3,072	79,534
Electric Utilities — 0.0%
SCE Trust III, 5.75%		1,280	32,768
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (b)		10,000	104,800
Freddie Mac, 0.05% (b)		10,000	110,000
Total Preferred Stocks — 0.0%			327,102
Trust Preferreds
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		16,773	465,283
Total Preferred Securities — 0.3%			1,834,775

Taxable Municipal Bonds	Par (000)
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	50	66,593
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		55	71,304
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	51,300
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	92,653

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	215	$241,236
5.50%, 6/15/43		255	288,974
New York City Water & Sewer System RB, 5.88%, 6/15/44		50	60,031
New York State Dormitory Authority RB, 5.39%, 3/15/40		50	57,044
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		85	89,563
State of California GO, 7.60%, 11/01/40		240	337,999
State of Illinois GO, 5.10%, 6/01/33		230	227,091
University of California RB, 4.86%, 5/15/12		50	47,379
Total Taxable Municipal Bonds — 0.3%			1,631,167

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45 (b)		180	172,927
Series 2012-K706, Class C, 4.02%, 11/25/44 (b)		42	42,332
Series 2012-K711, Class B, 3.56%, 8/25/45 (b)		225	225,269
Series 2013-K31, Class B, 3.63%, 7/25/46		293	278,812
Series 2013-K712, Class B, 3.37%, 12/25/19 (b)		510	503,330
Series 2013-K713, Class B, 3.17%, 4/25/20 (b)		35	33,918

			1,256,588
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K019, Class X1, 1.74%, 3/25/22 (b)		620	65,959
Series K021, Class X1, 1.51%, 6/25/22 (b)		884	84,871
Series K707, Class X1, 1.56%, 1/25/47 (b)		1,329	83,541
Series K710, Class X1, 1.78%, 5/25/19 (b)		1,031	79,456
Ginnie Mae, Series 2012-120, Class IO, 1.02%, 2/16/53 (b)		1,384	99,693

			413,520
Mortgage-Backed Securities — 17.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27-4/01/29 (i)		3,197	3,202,840
3.00%, 4/01/29-4/01/44 (i)		7,794	7,654,981
3.01%, 3/01/41 (b)		100	106,139
3.14%, 3/01/41 (b)		116	121,947
3.22%, 12/01/40 (b)		178	186,882
3.35%, 6/01/41 (b)		224	236,423
3.50%, 7/01/28-4/01/44 (b)(i)		10,170	10,427,692
4.00%, 2/01/25-4/01/44 (i)		14,524	15,143,133
4.50%, 2/01/25-4/01/44 (i)		7,974	8,519,363
4.76%, 8/01/38 (b)		164	173,058
5.00%, 4/01/33-4/01/44 (i)		3,029	3,311,126
5.50%, 2/01/35-4/01/44 (i)		2,116	2,348,402
6.00%, 12/01/27-4/01/44 (i)		1,928	2,152,579
6.50%, 5/01/40		787	882,863
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/29 (i)		1,000	999,531
3.00%, 4/01/29-4/01/44 (i)		4,944	4,801,565
3.03%, 2/01/41 (b)		164	174,204
3.50%, 4/01/42-4/01/44 (i)		6,823	6,860,299
4.00%, 4/01/44 (i)		1,800	1,867,289

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
4.50%, 9/01/43-4/01/44 (i)	USD	1,787	$1,905,610
5.00%, 4/01/44 (i)		3,200	3,472,500
5.50%, 3/01/43-4/01/44 (i)		539	591,421
6.00%, 1/01/34		357	401,461
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/44 (i)		2,965	2,915,429
3.50%, 12/15/42-4/15/44 (i)		3,582	3,655,988
4.00%, 2/20/44-4/15/44 (i)		2,575	2,708,055
4.50%, 5/20/41-4/15/44 (i)		4,613	4,982,378
5.00%, 12/15/38-4/15/44 (i)		3,312	3,617,470
5.50%, 4/15/44 (i)		700	774,484
7.50%, 3/15/32		6	7,313

			94,202,425
Total U.S. Government Sponsored Agency Securities — 17.9%			95,872,533

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 8/15/42		535	456,756
3.63%, 2/15/44		11,796	11,932,486
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		781	680,991
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		395	382,367
0.63%, 1/15/24		4,360	4,375,388
U.S. Treasury Notes:
0.38%, 3/31/16 (d)		1,340	1,338,534
0.75%, 3/15/17 (d)(j)		7,750	7,720,937
1.63%, 3/31/19-11/15/22 (d)		11,365	11,233,585
1.00%, 11/30/19 (d)		5,021	4,758,572
2.00%, 2/28/21		985	966,301
2.25%, 3/31/21		2,710	2,699,837
2.75%, 2/15/24		1,493	1,495,766
Total U.S. Treasury Obligations — 9.0%			48,041,520
Total Long-Term Investments (Cost — $519,189,597) — 111.6%			599,301,610

Short-Term Securities
Borrowed Bond Agreements — 0.5%
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $18,083,279, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, original par and fair value of USD 1,872,000 and $1,780,302, respectively)		1,795	1,795,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $456,314, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, original par and fair value of USD 550,000 and $468,617, respectively)		470	470,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, Open (Purchased on 1/30/14 to be repurchased at $257,804, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, original par and fair value of USD 67,000 and $65,533, respectively)		66	66,330

			2,331,330

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Money Market Funds	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(l)		7,557,532	$7,557,532
Total Short-Term Securities (Cost — $9,888,862) — 1.9%			9,888,862

Options Purchased
(Cost — $124,909) — 0.0%			97,827
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments (Cost — $529,203,368*) — 113.5%			609,288,299

Borrowed Bonds	Par (000)
U.S. Treasury Obligations — (0.4)%
U.S. Treasury Bonds, 2.75%, 11/15/42	USD	550	(468,617)
U.S. Treasury Notes:
1.25%, 11/30/18		67	(65,533)
2.00%, 2/15/23		1,872	(1,780,302)
Total Borrowed Bonds (Proceeds — $2,474,273) — (0.4)%			(2,314,452)

Options Written
(Premiums Received — $ 42,719) — (0.0)%			(46,124)

TBA Sale Commitments (i)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29	USD	500	$(499,609)
3.00%, 4/01/44		1,460	(1,409,128)
3.50%, 4/01/29-4/01/44		4,840	(4,996,238)
4.00%, 4/01/29-4/01/44		4,800	(5,010,516)
4.50%, 4/01/44		2,000	(2,133,438)
5.00%, 4/01/44		1,600	(1,744,375)
5.50%, 4/01/44		1,000	(1,103,555)
6.00%, 4/01/44		300	(334,348)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44		1,000	(963,789)
3.50%, 4/01/44		2,600	(2,612,594)
5.00%, 4/01/44		1,600	(1,738,375)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/44		500	(510,078)
4.50%, 4/15/44		1,900	(2,048,141)
5.00%, 4/15/44		1,400	(1,529,063)
Total TBA Sale Commitments (Proceeds — $26,644,147) — (5.0)%			(26,633,247)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 108.1%			580,294,476
Liabilities in Excess of Other Assets — (8.1)%			(43,384,976)

Net Assets — 100.0%			$536,909,500

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$530,885,629

Gross unrealized appreciation	$78,966,925
Gross unrealized depreciation	(564,255)

Net unrealized appreciation	$78,402,670

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,494,500	$(4,500)
Citigroup Global Markets, Inc.	$752,188	$(2,609)
Credit Suisse Securities (USA) LLC	$1,033,351	$(5,559)
Deutsche Bank Securities, Inc.	$2,946,419	$(11,589)
Goldman Sachs & Co.	$9,416,332	$(5,199)
J.P. Morgan Securities LLC	$3,906,211	$(19,028)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$513,594	$(2,656)
Morgan Stanley & Co. LLC	$208,156	$(2,273)
Nomura Securities International, Inc.	$(1,988,093)	$1,749
RBC Capital Markets, LLC	$(103,938)	$(336)
RBS Securities, Inc.	$(209,688)	$1,125

(j)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	753,256	6,804,276	$7,557,532	$3,105
BlackRock Liquidity Series LLC, Money Market Series	1,724,450	(1,724,450)	—	$111

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.06%	5/14/13	Open	$1,048,075	$1,049,012
Deutsche Bank Securities, Inc.	(0.63)%	10/03/13	Open	330,000	330,000
Credit Suisse Securities (USA) LLC	0.10%	3/03/14	Open	4,820,000	4,820,300
BNP Paribas Securities Corp.	0.08%	3/31/14	4/01/14	1,338,325	1,338,328
Deutsche Bank Securities, Inc.	0.00%	3/31/14	4/01/14	7,263,500	7,263,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	3/31/14	4/01/14	10,240,594	10,240,608
Total				$25,040,494	$25,041,748

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
69	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	9,192,094	$76,351
69	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	15,149,813	(15,806)
(1)	Euro-Bund	Eurex	June 2014	USD	197,528	(814)
(9)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	1,070,578	151
(108)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	13,338,000	58,387
(39)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	5,634,281	(64,824)
(13)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	3,212,463	3,909
Total						$57,354

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	409,000	USD	553,591	Goldman Sachs International	4/22/14	$9,843
USD	428,285	EUR	315,000	Barclays Bank PLC	4/22/14	(5,655)
USD	368,886	ZAR	3,954,000	JPMorgan Chase Bank N.A.	4/22/14	(5,420)
USD	122,363	ZAR	1,320,000	JPMorgan Chase Bank N.A.	4/22/14	(2,595)
USD	244,536	ZAR	2,634,000	UBS AG	4/22/14	(4,811)
Total						$(8,638)

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	152	$76,950

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.85%	Receive	1-day Overnight Brazil CETIP Interbank Deposit	7/01/14	BRL	5,800	$4,553
2-Year Interest Rate Swap	Credit Suisse International	Call	12.00%	Receive	3-month LIBOR	7/01/14	BRL	10,405	12,330
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/05/14	JPY	193,000	1,487
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/06/14	JPY	100,000	795
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.10%	Pay	6-month JPY LIBOR	6/09/14	JPY	197,000	1,712
Total									$20,877

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	76	$(31,825)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/05/14	JPY	193,000	$(226)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/06/14	JPY	100,000	(117)
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.40%	Receive	6-month JPY LIBOR	6/09/14	JPY	197,000	(283)
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	12.75%	Receive	1-day Overnight Brazil CETIP Interbank Deposit	7/01/14	BRL	6,865	(13,673)
Total									$(14,299)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	695	$2,211
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[2]	8/31/18	USD	12,555	(10,585)
2.82%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/23	USD	185	(2,247)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/25/23	JPY	93,865	(3,902)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/28/23	JPY	102,400	(1,584)
Total							$(16,107)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	OTC credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	720	$(37,827)	$10,209	$(48,036)

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	282	$(7,494)	$(5,512)	$(1,982)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	240	(6,387)	(6,037)	(350)
CDX.EM Series 21 Version 1	5.00%	Citibank N.A.	6/20/19	BB+	USD	600	56,740	47,492	9,248
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	206	(18,085)	(17,558)	(527)
CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	130	(4,018)	(4,941)	923
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	270	(4,299)	(37,678)	33,379
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(31,553)	(64,988)	33,435
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,320	(62,165)	(129,656)	67,491
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	120	(6,663)	(17,557)	10,894
Total							$(83,924)	$(236,435)	$152,511

[1]	Using S&P rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	N/A	7/02/14	USD	16,000	$(25,049)	—	$(25,049)
11.77%[2]	1-day Overnight Brazil Interbank Deposit Rate	Deutsche Bank AG	N/A	1/04/16	BRL	1,781	(1,723)	$(637)	(1,086)
4.74%[2]	28-day Mexican Interbank Rate	Credit Suisse International	2/09/15[3]	2/08/16	MXN	7,538	565,670	564,662	1,008
4.74%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/09/15[3]	2/08/16	MXN	10,446	783,851	782,492	1,359
4.71%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/11/15[3]	2/10/16	MXN	17,881	1,344,332	1,342,407	1,925
4.74%[2]	28-day Mexican Interbank Rate	Bank of America N.A.	3/19/15[3]	3/17/16	MXN	15,720	1,194,492	1,193,622	870
3.28%[1]	3-month WIBOR	JPMorgan Chase Bank N.A.	3/26/15[3]	3/26/16	PLN	3,830	(1,255,914)	(1,255,738)	(176)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	9,002	—	9,002
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	550	(38,937)	—	(38,937)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	8,177	—	8,177
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	5,558	—	5,558
6.83%[2]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A	11/03/23	MXN	3,575	6,698	—	6,698
Total							$2,596,157	$2,626,808	$(30,651)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$39,305,485	$2,178,009	$41,483,494
Common Stocks	$324,517,937	—	—	324,517,937
Corporate Bonds	—	55,538,634	—	55,538,634
Foreign Agency Obligations	—	1,845,712	—	1,845,712
Foreign Government Obligations	—	3,434,722	—	3,434,722
Non-Agency Mortgage-Backed Securities	—	24,387,936	713,180	25,101,116
Other Interests	—	—	—	—
Preferred Securities	792,385	1,042,390	—	1,834,775
Taxable Municipal Bonds	—	1,631,167	—	1,631,167
U.S. Government Sponsored Agency Securities	—	95,872,533	—	95,872,533
U.S. Treasury Obligations	—	48,041,520	—	48,041,520
Short-Term Securities:
Borrowed Bond Agreements	—	2,331,330	—	2,331,330
Money Market Funds	7,557,532	—	—	7,557,532
Options Purchased:
Interest Rate Contracts	76,950	20,877	—	97,827
Liabilities:
Investments:
Borrowed Bonds	—	(2,314,452)	—	(2,314,452)
TBA Sale Commitments	—	(26,633,247)	—	(26,633,247)
Total	$332,944,804	$244,504,607	$2,891,189	$580,340,600

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$155,370	—	$155,370
Foreign currency exchange contracts	—	9,843	—	9,843
Interest rate contracts	$138,798	36,808	—	175,606
Liabilities:
Credit contracts	—	(50,895)	—	(50,895)
Foreign currency exchange contracts	—	(18,481)	—	(18,481)
Interest rate contracts	(113,269)	(97,865)	—	(211,134)
Total	$25,529	$34,780	—	$60,309

[1]    Derivative financial instruments are swaps, forward foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,553,125	—	—	$4,553,125
Foreign currency at value	152,831	—	—	152,831
Cash pledged for centrally cleared swaps	180,000	—	—	180,000
Cash pledged for financial futures contracts	450,000	—	—	450,000
Liabilities:
Reverse repurchase agreements	—	$(25,041,748)	—	(25,041,748)
Total	$5,335,956	$(25,041,748)	—	$(19,705,792)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$7,452,880	$307,675	$1,082,918	$8,843,473
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,860,747)	—	(377,125)	(4,237,872)
Accrued discounts/premiums	201	33	118	352
Net realized gain (loss)	26,563	6,075	460	33,098
Net change in unrealized appreciation/depreciation[1]	(12,559)	(3,783)	(1,433)	(17,775)
Purchases	300,000	(310,000)	76,644	66,644
Sales	(1,728,329)	—	(68,402)	(1,796,731)
Closing Balance, as of March 31, 2014	$2,178,009	—	$713,180	$2,891,189

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[1]	$(532)	—	$(1,433)	$(1,965)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	17

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.9%
Precision Castparts Corp.	16,610	$4,198,343
United Technologies Corp.	26,974	3,151,642

		7,349,985
Airlines — 0.8%
American Airlines Group, Inc. (a)	33,552	1,228,003
Auto Components — 1.5%
Delphi Automotive PLC	33,999	2,307,172
Biotechnology — 6.2%
Gilead Sciences, Inc. (a)	61,815	4,380,211
Regeneron Pharmaceuticals, Inc. (a)	7,029	2,110,668
United Therapeutics Corp. (a)	30,921	2,907,502

		9,398,381
Chemicals — 2.7%
Eastman Chemical Co.	20,565	1,772,909
Monsanto Co.	20,222	2,300,657

		4,073,566
Consumer Finance — 0.9%
Discover Financial Services	24,539	1,427,924
Diversified Financial Services — 2.5%
IntercontinentalExchange Group, Inc.	9,339	1,847,534
Moody’s Corp.	24,819	1,968,643

		3,816,177
Diversified Telecommunication Services — 1.0%
Vivendi SA	56,240	1,565,328
Electrical Equipment — 5.4%
Eaton Corp. PLC	55,188	4,145,722
Emerson Electric Co.	30,816	2,058,509
Roper Industries, Inc.	9,540	1,273,685
SolarCity Corp. (a)(b)	12,050	754,571

		8,232,487
Energy Equipment & Services — 1.6%
FMC Technologies, Inc. (a)(b)	47,342	2,475,513
Food Products — 0.8%
Mondelez International, Inc., Class A	33,925	1,172,109
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc. (a)	3,631	1,590,342
Hotels, Restaurants & Leisure — 4.7%
Starbucks Corp.	48,707	3,574,120
Wynn Resorts Ltd.	15,691	3,485,756

		7,059,876
Internet & Catalog Retail — 7.5%
Amazon.com, Inc. (a)	14,288	4,808,198
Expedia, Inc.	16,797	1,217,783
priceline.com, Inc. (a)	3,592	4,281,269

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (a)	11,697	$1,059,631

		11,366,881
Internet Software & Services — 14.5%
AOL, Inc. (a)	29,401	1,286,882
eBay, Inc. (a)	26,128	1,443,311
Facebook, Inc., Class A (a)	29,815	1,796,055
Google, Inc., Class A (a)	6,823	7,604,302
LinkedIn Corp., Class A (a)	14,144	2,615,791
Twitter, Inc. (a)(b)	19,523	911,138
Yahoo!, Inc. (a)	113,863	4,087,682
Yelp, Inc. (a)	28,373	2,182,735

		21,927,896
IT Services — 7.0%
Alliance Data Systems Corp. (a)	9,373	2,553,674
MasterCard, Inc., Class A	28,139	2,101,983
Visa, Inc., Class A	27,554	5,947,806

		10,603,463
Media — 12.2%
Comcast Corp., Class A	100,154	5,009,703
Liberty Global PLC, Series A (a)	88,328	3,674,445
Time Warner, Inc.	52,619	3,437,599
Twenty-First Century Fox, Inc., Class A	85,900	2,746,223
The Walt Disney Co.	43,995	3,522,680

		18,390,650
Oil, Gas & Consumable Fuels — 1.9%
Concho Resources, Inc. (a)	11,529	1,412,302
Laredo Petroleum, Inc. (a)	56,985	1,473,632

		2,885,934
Personal Products — 1.2%
The Estee Lauder Cos., Inc., Class A	26,085	1,744,565
Pharmaceuticals — 6.0%
AbbVie, Inc.	72,422	3,722,491
Allergan, Inc.	13,127	1,629,061
Valeant Pharmaceuticals International, Inc. (a)	28,009	3,692,426

		9,043,978
Professional Services — 0.8%
Verisk Analytics, Inc., Class A (a)	20,414	1,224,023
Road & Rail — 2.7%
Union Pacific Corp.	21,404	4,016,675
Software — 4.2%
Autodesk, Inc. (a)	53,045	2,608,753
Palantir Technologies, Inc. (a)	188,076	1,152,906
VMware, Inc., Class A (a)	23,996	2,592,048

		6,353,707

Portfolio Abbreviations
ADR American Depositary Receipts	JPY Japanese Yen	USD U.S. Dollar

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.5%
Lumber Liquidators Holdings, Inc. (a)	8,386	$786,607
Textiles, Apparel & Luxury Goods — 2.1%
NIKE, Inc., Class B	42,295	3,123,909
Wireless Telecommunication Services — 2.5%
SoftBank Corp.	49,600	3,748,186
Total Long-Term Investments (Cost — $120,708,840) — 97.2%		146,913,337

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	4,897,881	$4,897,881

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$3,501	3,500,850
Total Short-Term Securities (Cost — $8,398,731) — 5.5%		8,398,731
Total Investments (Cost — $129,107,571*) — 102.7%		155,312,068
Liabilities in Excess of Other Assets — (2.7)%		(4,148,263)

Net Assets — 100.0%		$151,163,805

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$129,299,588

Gross unrealized appreciation	$26,918,269
Gross unrealized depreciation	(905,789)

Net unrealized appreciation	$26,012,480

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	86,122	4,811,759	4,897,881	$79
BlackRock Liquidity Series, LLC, Money Market Series	$2,994,825	$506,025	$3,500,850	$3,616

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,799,230	JPY	286,220,749	Royal Bank of Scotland PLC	5/28/14	$25,307

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$140,446,917	$5,313,514	$1,152,906	$146,913,337
Short-Term Securities	4,897,881	3,500,850	—	8,398,731
Total	$145,344,798	$8,814,364	$1,152,906	$155,312,068

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$25,307	—	$25,307
[2] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$998	—	—	$998
Liabilities:
Collateral on securities loaned at value	—	$(3,500,850)	—	(3,500,850)
Bank overdraft	—	(331)	—	(331)
Total	$998	$(3,501,181)	—	$(3,500,183)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Consolidated Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.4%
Asciano Ltd.	41,597	$201,246
BHP Billiton Ltd.	1,466	49,691
Fortescue Metals Group Ltd.	99,144	485,399
Mesoblast Ltd. (a)(b)	23,477	119,390
National Australia Bank Ltd.	9,011	297,095

		1,152,821
Austria — 0.0%
Andritz AG	1,576	97,447
Belgium — 0.2%
Anheuser-Busch InBev NV	2,665	280,667
RHJ International (a)	24,918	125,299
RHJ International — ADR (a)	5,827	29,313

		435,279
Brazil — 0.8%
Banco Santander Brasil SA — ADR	4,689	26,118
BR Malls Participacoes SA	33,949	291,611
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,254	229,773
Cielo SA	9,984	316,549
Cosan Ltd., Class A	21,576	245,966
Cyrela Brazil Realty SA	20,292	122,968
Hypermarcas SA	29,836	216,176
MRV Engenharia e Participacoes SA	34,748	122,820
Oi SA — ADR	55,064	73,235
Petroleo Brasileiro SA — ADR	24,055	316,323
Qualicorp SA (a)	15,766	158,563
SLC Agricola SA	10,274	78,832

		2,198,934
Canada — 2.0%
Agrium, Inc.	3,943	384,521
Athabasca Oil Corp. (a)(b)	32,799	236,165
Bank of Nova Scotia	3,729	215,982
Cameco Corp.	18,692	428,047
Canadian National Railway Co.	10,069	566,079
Canadian Natural Resources Ltd. (c)	11,550	443,174
Eldorado Gold Corp.	40,422	224,871
First Quantum Minerals Ltd.	56,351	1,041,385
Goldcorp, Inc.	30,838	754,914
Platinum Group Metals Ltd. (a)	129,268	129,794
Silver Wheaton Corp.	9,921	225,207
Suncor Energy, Inc.	1,113	38,910
Teck Resources Ltd., Class B	31,389	680,514

		5,369,563
Chile — 0.1%
Banco Santander Chile — ADR	7,203	168,838
China — 1.0%
Beijing Enterprises Holdings Ltd.	63,819	572,479
CNOOC Ltd.	250,000	378,506

Common Stocks	Shares	Value
China (concluded)
Dongfeng Motor Group Co. Ltd., Class H	39,800	$56,453
FU JI Food and Catering Services Holdings Ltd. (a)	22,722	3,909
Haitian International Holdings Ltd.	53,898	108,168
Jiangxi Copper Co. Ltd., Class H	144,000	242,650
Kunlun Energy Co. Ltd.	134,000	224,536
Mindray Medical International Ltd. (b)	4,988	161,412
SINA Corp. (a)	10,339	624,579
Sinopharm Group Co. Ltd., Class H	54,395	149,514
Yuanda China Holdings Ltd.	416,315	36,582
Zhongsheng Group Holdings Ltd.	96,925	133,784

		2,692,572
Denmark — 0.1%
TDC A/S	16,903	156,262
Finland — 0.0%
Metso OYJ	1,901	62,249
France — 4.7%
Arkema SA	4,604	520,833
AtoS	7,800	704,880
AXA SA	20,101	522,202
BNP Paribas SA	14,254	1,098,977
Casino Guichard Perrachon SA	1,908	226,856
Compagnie de Saint-Gobain	10,158	613,284
Danone	2,227	157,333
European Aeronautic Defence & Space Co. NV	18,185	1,302,435
GDF Suez	6,231	170,450
LVMH Moet Hennessy Louis Vuitton SA	1,941	351,735
Remy Cointreau SA	1,411	113,183
Rexel SA	1,739	45,627
Safran SA	30,432	2,108,327
Sanofi	12,415	1,297,364
Sanofi — ADR	3,422	178,902
Schneider Electric SA	7,615	674,893
Schneider Electric SA (a)	760	67,528
Société Générale SA	8,690	534,921
Technip SA	6,932	714,587
Total SA	5,606	369,015
Total SA — ADR	11,261	738,722
UbiSOFT Entertainment (a)	14,059	251,409

		12,763,463
Germany — 2.3%
Allianz SE, Registered Shares	2,826	477,650
Bayerische Motoren Werke AG	2,598	328,301
Deutsche Bank AG, Registered Shares	12,168	545,355
Deutsche Boerse AG	3,529	280,958
Deutsche Telekom AG, Registered Shares	29,562	479,663
Fresenius SE & Co. KGaA	2,709	425,230
HeidelbergCement AG	1,873	160,538
Linde AG	1,790	358,407

Portfolio Abbreviations

ADR	American Depositary Receipts	FTSE	Financial Times Stock Exchange	NYSE	New York Stock Exchange
AUD	Australian Dollar	GBP	British Pound	PCL	Public Company Limited
BRL	Brazilian Real	GDR	Global Depositary Receipts	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	REIT	Real Estate Investment Trust
CHF	Swiss Franc	KRW	Korean Won	SEK	Swedish Krona
CNY	Chinese Yuan Renminbi	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	S&P	Standard & Poor’s
EUR	Euro	MXN	Mexican Peso	SPDR	Standard & Poor’s Depositary Receipts
FKA	Formerly Known As	MYR	Malaysian Ringgit	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
RTL Group SA	1,381	$157,283
RWE AG	729	29,583
Siemens AG, Registered Shares	15,463	2,085,392
Volkswagen AG, Preference Shares	3,395	880,314

		6,208,674
Hong Kong — 0.5%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	715,816	57,268
The Link REIT	55,844	275,373
Sino Biopharmaceutical Ltd.	104,000	88,775
Sun Hung Kai Properties Ltd.	56,000	687,646
Wharf Holdings Ltd.	43,000	275,788

		1,384,850
India — 0.1%
Cummins India Ltd.	28,082	280,705
Maruti Suzuki India Ltd.	2,719	89,842

		370,547
Indonesia — 0.0%
Siloam International Hospitals Tbk PT (a)	141,634	128,418
Ireland — 0.6%
Eaton Corp. PLC	7,924	595,251
Shire PLC	10,857	537,475
XL Group PLC (c)	15,891	496,594

		1,629,320
Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	771	52,143
Italy — 0.5%
EI Towers SpA (a)	950	56,240
Enel SpA	12,006	67,908
Eni SpA	2,028	50,855
Intesa Sanpaolo SpA	136,232	462,264
Telecom Italia SpA	120,996	143,011
Telecom Italia SpA	24,611	23,095
UniCredit SpA	52,009	475,419

		1,278,792
Japan — 7.9%
Aisin Seiki Co. Ltd.	8,020	289,494
Ajinomoto Co., Inc.	11,000	157,433
Asahi Kasei Corp.	28,900	195,959
Astellas Pharma, Inc.	14,950	177,495
Benesse Holdings, Inc.	3,700	141,519
Bridgestone Corp.	16,400	581,227
Chubu Electric Power Co., Inc. (a)	7,200	84,712
Daihatsu Motor Co. Ltd.	2,200	38,846
Daikin Industries Ltd.	4,300	241,142
Daito Trust Construction Co. Ltd.	2,900	268,621
Denso Corp.	10,530	504,980
East Japan Railway Co.	8,827	650,175
FANUC Corp.	900	159,113
Fuji Heavy Industries Ltd.	48,860	1,323,122
Futaba Industrial Co. Ltd. (a)	8,870	38,639
Hino Motors Ltd.	6,300	93,304
Hitachi Chemical Co. Ltd.	13,300	180,917
Hitachi Ltd.	74,200	549,233
Honda Motor Co. Ltd.	18,240	641,805
Hoya Corp.	15,201	475,503
IHI Corp.	32,000	134,641
Inpex Corp.	43,499	564,846
Japan Airlines Co. Ltd.	6,900	339,581
JGC Corp.	14,580	506,500
JSR Corp.	16,200	299,714
KDDI Corp.	10,900	632,909

Common Stocks	Shares	Value
Japan (concluded)
Keyence Corp.	100	$41,197
Kubota Corp.	13,880	184,473
Kuraray Co. Ltd.	25,320	289,691
Kyocera Corp.	3,800	171,257
Mitsubishi Corp.	28,990	537,759
Mitsubishi Electric Corp.	25,000	281,420
Mitsubishi Heavy Industries Ltd.	25,000	144,659
Mitsubishi UFJ Financial Group, Inc.	43,100	237,342
Mitsui & Co. Ltd.	81,820	1,156,408
MS&AD Insurance Group Holdings	6,115	139,980
Murata Manufacturing Co. Ltd.	3,740	353,508
NEC Corp.	68,000	208,872
Nintendo Co. Ltd.	2,000	239,079
Nippon Telegraph & Telephone Corp.	3,610	196,173
Nitori Holdings Co. Ltd.	5,200	225,660
Nitto Denko Corp.	6,800	326,087
NKSJ Holdings, Inc.	5,200	133,507
Okumura Corp.	28,270	125,865
Omron Corp.	1,400	57,927
Otsuka Holdings Co. Ltd.	4,900	146,585
Rinnai Corp.	2,050	180,322
Rohm Co. Ltd.	5,760	257,198
Ryohin Keikaku Co. Ltd.	2,000	192,837
Shin-Etsu Chemical Co. Ltd.	9,520	542,697
Ship Healthcare Holdings, Inc.	3,300	126,488
SMC Corp.	300	79,120
Sony Financial Holdings, Inc.	13,800	225,656
Sumitomo Corp.	23,600	300,088
Sumitomo Electric Industries Ltd.	15,600	232,889
Sumitomo Mitsui Financial Group, Inc.	15,800	677,250
Sumitomo Mitsui Trust Holdings, Inc.	30,000	135,736
Suntory Beverage & Food Ltd.	6,900	237,727
Suzuki Motor Corp.	30,261	788,983
Toda Corp.	36,000	118,167
Tokio Marine Holdings, Inc.	30,602	917,766
Tokyo Gas Co. Ltd.	93,581	474,516
Toyota Industries Corp.	12,514	601,437
Toyota Motor Corp.	7,400	417,314
Ube Industries Ltd.	63,600	117,147
West Japan Railway Co.	4,800	195,918
Yamada Denki Co. Ltd.	95,300	317,632

		21,605,767
Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC — GDR	14,617	208,710
Malaysia — 0.3%
Axiata Group Bhd	146,251	298,963
IHH Healthcare Bhd (a)	273,800	322,827
Telekom Malaysia Bhd	84,414	152,277

		774,067
Mexico — 0.3%
America Movil SAB de CV, Series L — ADR	6,333	125,900
Fibra Uno Administracion SA de CV	45,189	146,205
Fomento Economico Mexicano SAB de CV — ADR	1,272	118,601
Grupo Televisa S.A.B.	23,463	156,534
TF Administradora Industrial S de RL de CV	79,490	160,131

		707,371
Netherlands — 1.7%
Akzo Nobel NV	5,686	463,755
CNH Industrial NV (a)	76,161	875,589
CNH Industrial NV — NYSE (a)	3,789	43,574
ING Groep NV CVA (a)	30,627	435,570
Koninklijke DSM NV	5,195	356,315

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke KPN NV (a)	55,817	$197,040
Royal Dutch Shell PLC	1,360	49,693
Royal Dutch Shell PLC — ADR	13,279	970,164
Unilever NV — NY Shares	1,730	71,138
Unilever NV CVA	25,700	1,057,165

		4,520,003
Norway — 0.2%
Statoil ASA	21,688	611,921
Portugal — 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,931	164,241
Russia — 0.1%
Novorossiysk Commercial Sea Port PJSC — GDR	8,129	38,206
Polyus Gold International Ltd.	16,695	56,918
Sberbank	87,223	208,706

		303,830
Singapore — 0.4%
CapitaLand Ltd.	273,700	630,387
Keppel Corp. Ltd.	16,000	138,810
Raffles Medical Group Ltd.	37,300	95,204
Singapore Telecommunications Ltd.	123,300	358,398

		1,222,799
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	39,016	142,557
South Korea — 1.0%
Cheil Industries, Inc.	1,290	87,090
Hana Financial Group, Inc.	5,466	200,371
Hyundai Motor Co.	1,495	353,495
Hyundai Wia Corp.	579	93,327
KB Financial Group, Inc.	2,097	73,578
Samsung Electronics Co. Ltd.	1,326	1,676,294
Samsung Electronics Co. Ltd., Preference Shares	42	41,839
Samsung Heavy Industries Co. Ltd.	4,933	148,296

		2,674,290
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA	30,563	367,498
Sweden — 0.5%
Boliden AB	17,143	261,063
Electrolux AB	1,636	35,821
Getinge AB	5,925	167,283
Lundin Petroleum AB (a)	28,481	586,297
Svenska Handelsbanken AB, Class A	8,551	429,701

		1,480,165
Switzerland — 2.3%
Nestle SA, Registered Shares	21,475	1,616,416
Novartis AG, Registered Shares	8,073	685,462
Roche Holding AG	6,632	1,994,665
Swiss Life Holding AG (a)	112	27,543
Swisscom AG, Registered Shares	246	151,136
Syngenta AG, Registered Shares	2,810	1,066,747
TE Connectivity Ltd.	1,042	62,739
UBS AG, Registered Shares (a)	30,514	631,437

		6,236,145
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	52,341	149,648
Far EasTone Telecommunications Co. Ltd.	51,635	109,301
Taiwan Mobile Co. Ltd.	40,000	125,613

Common Stocks	Shares	Value
Taiwan (concluded)
Yulon Motor Co. Ltd.	61,059	$101,057

		485,619
Thailand — 0.1%
Bangkok Dusit Medical Services PCL, Class F	61,700	252,962
Bumrungrad Hospital PCL	32,400	96,131

		349,093
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	13,167	235,756
NMC Health PLC	22,319	187,719

		423,475
United Kingdom — 3.9%
Antofagasta PLC	64,157	895,094
AstraZeneca PLC	7,162	464,288
Aviva PLC	14,693	117,230
Barratt Developments PLC	33,589	231,517
BG Group PLC	40,115	748,914
BHP Billiton PLC	32,207	994,503
BT Group PLC	67,148	427,040
Delphi Automotive PLC	2,815	191,026
Delta Topco Ltd.	369,427	222,173
Diageo PLC	2,420	75,163
Diageo PLC — ADR	3,102	386,478
Guinness Peat Group PLC (a)	46,689	27,556
HSBC Holdings PLC (a)	92,629	937,901
Lloyds Banking Group PLC (a)	375,581	469,856
Manchester United PLC, Class A (a)(b)	7,979	137,558
National Grid PLC	32,493	446,503
Ophir Energy Plc (a)(b)	57,549	230,609
Prudential Plc	14,402	304,953
Rio Tinto PLC	35,935	2,004,001
SABMiller PLC	4,190	209,508
Taylor Wimpey PLC	103,615	203,676
Tesco PLC	30,081	148,362
Unilever PLC	6,373	272,569
Unilever PLC — ADR	1,913	81,838
Vodafone Group PLC	50,468	185,586
Vodafone Group PLC — ADR	7,181	264,333

		10,678,235
United States — 32.7%
3M Co.	3,867	524,597
AbbVie, Inc.	21,939	1,127,665
Accenture PLC, Class A	558	44,484
ACE Ltd. (c)	7,444	737,403
Adobe Systems, Inc. (a)	856	56,273
AES Corp.	27,298	389,815
Aetna, Inc.	8,431	632,072
Aflac, Inc.	2,985	188,174
Agilent Technologies, Inc.	9,090	508,313
Alexion Pharmaceuticals, Inc. (a)	1,283	195,183
Allergan, Inc.	4,251	527,549
Alliance Data Systems Corp. (a)	328	89,364
The Allstate Corp.	4,428	250,536
Amdocs Ltd.	1,157	53,754
American Capital Agency Corp.	3,637	78,159
American Eagle Outfitters, Inc.	3,288	40,245
American Electric Power Co, Inc.	6,875	348,288
American Express Co.	8,383	754,721
American International Group, Inc.	8,248	412,482
American Tower Corp.	4,689	383,888
American Water Works Co., Inc.	5,261	238,849

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Ameriprise Financial, Inc.	473	$52,063
AmerisourceBergen Corp.	700	45,913
Amgen, Inc.	3,145	387,904
Anadarko Petroleum Corp.	1,884	159,688
Apple, Inc.	67	35,962
Archer-Daniels-Midland Co.	1,186	51,461
Avery Dennison Corp.	3,065	155,304
Avnet, Inc.	1,163	54,114
AXIS Capital Holdings Ltd.	948	43,466
Bank of America Corp.	71,463	1,229,164
Baxter International, Inc.	5,771	424,630
BB&T Corp.	9,017	362,213
Becton Dickinson & Co.	410	48,003
Berkshire Hathaway, Inc., Class B (a)	4,510	563,615
Biogen Idec, Inc. (a)(c)	2,228	681,478
BorgWarner, Inc.	4,404	270,714
Bristol-Myers Squibb Co.	10,367	538,566
CA, Inc.	1,309	40,540
Calpine Corp. (a)	14,334	299,724
Capital One Financial Corp.	6,173	476,309
Cardinal Health, Inc.	5,389	377,122
Castlight Health, Inc., Class B (a)	3,019	64,063
Catamaran Corp. (a)	5,485	245,509
CBS Corp., Class B	1,219	75,334
Celgene Corp. (a)	2,487	347,185
CenterPoint Energy, Inc.	8,625	204,326
CF Industries Holdings, Inc.	203	52,910
Charter Communications, Inc., Class A (a)	5,544	683,021
Chevron Corp.	3,292	391,452
The Chubb Corp.	443	39,560
Church & Dwight Co., Inc.	2,016	139,245
Cisco Systems, Inc.	42,121	943,932
Citigroup, Inc.	25,412	1,209,611
Citrix Systems, Inc. (a)	8,124	466,561
CNA Financial Corp.	1,201	51,307
Coach, Inc. (c)	14,897	739,785
Cobalt International Energy, Inc. (a)	13,379	245,103
The Coca-Cola Co.	36,492	1,410,781
Colfax Corp. (a)	5,133	366,137
Colgate-Palmolive Co.	5,522	358,212
Comcast Corp., Class A	29,756	1,488,395
Computer Sciences Corp.	1,081	65,746
ConocoPhillips	2,027	142,599
Constellation Brands, Inc., Class A (a)	690	58,629
Crown Castle International Corp.	4,036	297,776
Crown Holdings, Inc. (a)	6,049	270,632
Cubist Pharmaceuticals, Inc. (a)	2,809	205,478
Cummins, Inc.	2,222	331,056
CVS Caremark Corp.	2,723	203,844
Danaher Corp.	3,294	247,050
Diamondback Energy, Inc. (a)	4,167	280,481
Discover Financial Services	9,237	537,501
DISH Network Corp., Class A (a)(c)	1,167	72,599
Dominion Resources, Inc.	8,057	571,966
Dover Corp.	522	42,674
Dresser-Rand Group, Inc. (a)(c)	7,911	462,082
DTE Energy Co.	755	56,089
Eastman Chemical Co.	642	55,347
eBay, Inc. (a)(c)	10,002	552,510
Electronic Arts, Inc. (a)(b)	20,689	600,188
EMC Corp.	21,271	583,038
Energizer Holdings, Inc.	415	41,807
Envision Healthcare Holdings, Inc. (a)	7,886	266,783
EOG Resources, Inc. (c)	764	149,874
EP Energy Corp., Class A (a)	19,500	381,615
EQT Corp. (c)	144	13,964

Common Stocks	Shares	Value
United States (continued)
Equity Residential	11,784	$683,354
Express Scripts Holding Co. (a)(b)	10,822	812,624
Fannie Mae (a)	21,251	82,879
Fastenal Co.	10,554	520,523
FedEx Corp.	2,645	350,621
Fidelity National Information Services, Inc.	1,107	59,169
FMC Corp.	6,556	501,927
Ford Motor Co.	44,390	692,484
Forestar Group	5,700	148,651
Freeport-McMoRan Copper & Gold, Inc.	55,668	1,840,941
The Fresh Market, Inc. (a)	5,851	196,594
General Dynamics Corp.	525	57,183
General Electric Co.	75,651	1,958,604
General Motors Co.	14,992	516,025
Gilead Sciences, Inc. (a)(c)	6,851	485,462
The Goldman Sachs Group, Inc.	3,291	539,230
The Goodyear Tire & Rubber Co.	6,681	174,575
Google, Inc., Class A (a)	2,147	2,392,853
Harris Corp.	701	51,285
HCA Holdings, Inc. (a)	11,971	628,478
HealthSouth Corp.	5,298	190,357
Helmerich & Payne, Inc.	643	69,161
Hilton Worldwide Holdings, Inc. (a)	14,630	325,371
Humana, Inc. (c)	5,732	646,111
International Paper Co.	1,127	51,707
Intuit, Inc.	658	51,146
JB Hunt Transport Services, Inc.	3,603	259,128
Johnson Controls, Inc.	7,771	367,724
JPMorgan Chase & Co.	27,723	1,683,063
Kimberly-Clark Corp.	978	107,825
KLA-Tencor Corp.	618	42,729
Knowles Corp. (a)	261	8,240
The Kroger Co.	1,196	52,205
L-3 Communications Holdings, Inc.	502	59,311
Lear Corp.	763	63,878
Liberty Media Corp., Class A (a)	5,548	725,290
Lincoln National Corp.	1,531	77,576
Lululemon Athletica, Inc. (a)(c)	3,116	163,870
Macy’s, Inc.	785	46,543
Marathon Oil Corp. (c)	41,764	1,483,457
Marathon Petroleum Corp. (c)	7,938	690,924
Marsh & McLennan Cos., Inc.	5,469	269,622
MasterCard, Inc., Class A	20,734	1,548,830
Mattel, Inc.	6,618	265,448
McDonald’s Corp.	6,936	679,936
McKesson Corp.	5,501	971,312
Mead Johnson Nutrition Co.	3,394	282,177
Medtronic, Inc.	6,321	388,994
MetLife, Inc. (c)	10,526	555,773
Mettler-Toledo International, Inc. (a)(b)	781	184,066
Microsoft Corp.	2,480	101,655
Motorola Solutions, Inc.	742	47,703
Murphy Oil Corp.	628	39,476
National Oilwell Varco, Inc. (c)	6,054	471,425
NextEra Energy, Inc.	6,360	608,143
Noble Energy, Inc.	2,019	143,430
Northrop Grumman Corp.	553	68,229
Ocwen Financial Corp. (a)	3,190	124,984
Omnicare, Inc.	910	54,300
Oracle Corp.	39,133	1,600,931
PACCAR, Inc.	4,244	286,215
Parker Hannifin Corp.	411	49,201
PerkinElmer, Inc.	5,152	232,149
Perrigo Co. PLC	1,721	266,170
Pfizer, Inc.	68,592	2,203,175
Phillips 66 (c)	10,640	819,918

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
PPG Industries, Inc.		379	$73,321
PPL Corp.		6,237	206,694
Precision Castparts Corp.		2,777	701,915
The Procter & Gamble Co.		30,200	2,434,120
Prudential Financial, Inc. (c)		4,938	418,002
QUALCOMM, Inc.		9,023	711,554
Raytheon Co.		688	67,968
Red Hat, Inc. (a)		2,567	136,000
Reinsurance Group of America, Inc.		650	51,760
Rockwell Automation, Inc.		6,413	798,739
RSP Permian, Inc. (a)		4,844	139,943
Santander Consumer USA Holdings, Inc. (a)		4,442	106,963
Schlumberger Ltd.		7,715	752,213
Sealed Air Corp.		7,367	242,153
Sempra Energy		3,643	352,497
Sigma-Aldrich Corp.		552	51,546
Simon Property Group, Inc.		1,992	326,688
Southern Copper Corp.		24,752	720,531
The St. Joe Co. (a)		48,579	935,146
Stanley Black & Decker, Inc.		5,317	431,953
Stryker Corp.		586	47,741
Symantec Corp.		1,755	35,047
Tenet Healthcare Corp. (a)		4,692	200,865
Thermo Fisher Scientific, Inc.		5,632	677,192
TIBCO Software, Inc. (a)(b)		17,972	365,191
Time Warner Cable, Inc. (c)		418	57,341
Torchmark Corp.		624	49,109
The Travelers Cos., Inc.		4,694	399,459
TRW Automotive Holdings Corp. (a)		2,489	203,152
Twitter, Inc. (a)(b)(c)		5,010	233,817
Twitter, Inc. (Acquired 11/14/13, cost $548,302) (d)		32,285	1,431,404
U.S. Bancorp		10,455	448,101
Union Pacific Corp.		5,591	1,049,207
United Continental Holdings, Inc. (a)		26,170	1,167,967
United Parcel Service, Inc., Class B		9,802	954,519
United Technologies Corp.		11,555	1,350,086
UnitedHealth Group, Inc.		13,138	1,077,185
Universal Health Services, Inc., Class B		7,140	585,980
Unum Group		1,440	50,846
Valero Energy Corp.		1,294	68,711
Valmont Industries, Inc.		298	44,354
Veeva Systems, Inc. (a)(b)		19,902	531,383
Verizon Communications, Inc.		22,527	1,071,609
Verizon Communications, Inc.		3,063	146,044
Vertex Pharmaceuticals, Inc. (a)(b)		2,617	185,074
Viacom, Inc., Class B		555	47,169
Visa, Inc., Class A		9,805	2,116,507
VMware, Inc., Class A (a)(b)		4,161	449,471
Waters Corp. (a)		2,819	305,608
WellCare Health Plans, Inc. (a)		2,516	159,816
WellPoint, Inc.		538	53,558
Wells Fargo & Co.		39,977	1,988,456
Western Digital Corp.		891	81,812
Wyndham Worldwide Corp.		700	51,261

			89,360,612
Total Common Stocks — 65.4%			178,466,570

Corporate Bonds	Par (000)
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	25	15,688

Corporate Bonds	Par (000)		Value
Argentina (concluded)
YPF SA, 8.88%, 12/19/18 (e)	USD	224	$233,800

			249,488
Australia — 0.2%
FMG Resources August 2006 Property Ltd.:
6.00%, 4/01/17 (e)		110	115,775
8.25%, 11/01/19 (e)		41	45,100
6.88%, 4/01/22 (e)		72	77,580
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		336	376,320

			614,775
Belgium — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		107	107,158
Brazil — 0.3%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (e)		145	150,334
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (e)		208	216,008
Petrobras Global Finance BV:
2.00%, 5/20/16		91	90,204
2.38%, 1/15/19 (f)		403	393,429

			849,975
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		57	62,652
Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/25/15		194	196,677
Banco Santander Chile, 2.12%, 6/07/18 (e)(f)		265	265,331
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)		123	93,906

			555,914
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	400	3,180
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(h)	USD	300	3,000
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(g)(h)	CNY	1,900	—
SINA Corp., 1.00%, 12/01/18 (e)(g)	USD	88	83,655

			89,835
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		434	433,964
Germany — 0.2%
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(g)	EUR	300	484,488
India — 0.3%
REI Agro Ltd.:
5.50%, 11/13/14 (e)(g)	USD	220	124,300
5.50%, 11/13/14 (g)		152	85,880
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (e)		250	253,084
Suzlon Energy Ltd.:
0.00%, 10/11/12 (a)(h)		142	88,040
0.00%, 7/25/14 (g)(i)		190	110,200

			661,504
Italy — 0.1%
Telecom Italia Finance SA, 6.13%, 11/15/16 (g)	EUR	200	324,025
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	USD	250	252,295

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	206	$226,085
Mexico — 0.1%
Trust F, 5.25%, 12/15/24 (e)		200	199,500
Netherlands — 0.2%
Bio City Development Co. BV, 0.00%, 7/06/18 (a)(g)(h)		800	578,160
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	198,744
2.95%, 6/20/22 (g)		750	590,269
1.45%, 10/17/23 (e)(g)		250	196,011
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	200	215,000

			1,200,024
South Korea — 0.0%
Hyundai Capital America, 2.13%, 10/02/17 (e)		101	101,735
Spain — 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e)	EUR	100	150,165
Ono Finance II PLC, 10.88%, 7/15/19 (e)	USD	150	167,250

			317,415
Switzerland — 0.1%
UBS AG, 5.88%, 12/20/17		100	114,577
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd.:
7.00%, 10/31/17 (e)		517	556,248
9.00%, 10/31/17 (e)		452	456,964

			1,013,212
United Kingdom — 0.2%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		157	159,837
Delta Topco Ltd., 10.00%, 11/24/60		310	307,024
Essar Energy PLC, 4.25%, 2/01/16 (e)		200	170,000

			636,861
United States — 3.3%
Ally Financial, Inc.:
3.50%, 7/18/16		102	105,060
2.75%, 1/30/17		217	219,170
3.50%, 1/27/19		46	46,000
American Tower Corp., 3.40%, 2/15/19		60	61,484
Apple Inc., 1.00%, 5/03/18		327	316,977
AT&T Inc., 2.35%, 11/27/18		351	352,744
Bank of America Corp.:
2.00%, 1/11/18		221	220,586
1.30%, 3/22/18 (f)		119	120,307
6.88%, 4/25/18		131	154,490
2.60%, 1/15/19		136	136,537
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		51	55,877
1.50%, 10/15/20 (g)		51	56,610
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (g)		33	44,901
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		38	39,900
Cablevision Systems Corp., 5.88%, 9/15/22		101	103,020
Capital One Bank USA NA, 2.15%, 11/21/18		250	248,015
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)		100	151,542
CIT Group, Inc., 4.75%, 2/15/15 (e)		180	184,950
Cobalt International Energy, Inc., 2.63%, 12/01/19 (g)		343	323,063
CONSOL Energy, Inc., 8.00%, 4/01/17		230	240,063
Cricket Communications, Inc., 7.75%, 10/15/20		116	132,588

Corporate Bonds	Par (000)		Value
United States (concluded)
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96	USD	82	$76,465
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (g)		89	227,395
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		41	43,101
Ford Motor Credit Co. LLC:
2.38%, 1/16/18		200	201,686
5.00%, 5/15/18		200	220,746
Forest City Enterprises, Inc., 4.25%, 8/15/18 (g)		156	174,330
General Electric Capital Corp.:
Series B, 6.25% (f)(j)		200	214,000
5.55%, 5/04/20		103	118,675
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		252	783,878
HSBC USA, Inc., 1.63%, 1/16/18		162	160,663
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	65,395
International Paper Co., 7.95%, 6/15/18		108	132,089
JPMorgan Chase & Co., 6.13%, 6/27/17		107	121,293
Morgan Stanley, 7.30%, 5/13/19		100	121,279
Mylan, Inc.:
3.75%, 9/15/15 (g)		174	639,559
2.55%, 3/28/19		165	163,233
Phibro Animal Health Corp., 9.25%, 7/01/18 (e)		18	19,170
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (e)		112	111,440
Salesforce.com, Inc., 0.25%, 4/01/18 (e)(g)		290	328,606
SunGard Data Systems, Inc., 7.38%, 11/15/18		71	75,260
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		147	193,029
Texas Industries, Inc., 9.25%, 8/15/20		100	115,500
Verizon Communications, Inc., 1.99%, 9/14/18 (f)		1,145	1,202,473
Xerox Corp., 6.35%, 5/15/18		87	100,534

			8,923,683
Total Corporate Bonds — 6.6%			17,997,325

Floating Rate Loan Interests (f)
Canada — 0.0%
Essar Steel Algoma, Inc. (FKA Algoma Steel, Inc.), Term Loan, 9.25%, 9/19/14		95	94,718
Chile — 0.0%
GNL Quintero, Tranche B Facility, 1.24%, 7/20/23		188	179,140
Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Facility A Loan, 3.50%, 12/10/18	EUR	132	181,904
Facility B Loan, 3.75%, 12/10/19		53	73,933

			255,837
Netherlands — 0.1%
Constellium Holdco BV (Constellium France SAS):
Initial Dollar Term Loan, 6.00%, 3/25/20	USD	78	79,168
Initial Euro Term Loan, 6.50%, 3/25/20	EUR	77	108,510

			187,678

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/17/19	USD	470	$489,387
United States — 0.8%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		150	152,164
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.13%, 9/30/20		202	209,776
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.00%, 2/27/21		259	258,481
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		700	700,628
Mallinckrodt International Finance S.A., Initial Term B Loan, 2.75%, 3/19/21		69	69,192
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		136	137,483
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		297	299,062
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		41	41,596
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		15	15,515
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		310	310,220

			2,194,117
Total Floating Rate Loan Interests — 1.2%			3,400,877

Foreign Government Obligations
Australia — 1.0%
Commonwealth of Australia, 5.50%, 4/21/23	AUD	1,439	1,486,163
Queensland Treasury Corp.:
6.00%, 9/14/17		899	907,064
6.00%, 6/14/21		398	413,662

			2,806,889
Brazil — 1.6%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/24	BRL	65	67,145
Series F, 10.00%, 1/01/21		6,547	2,624,005
Series F, 10.00%, 1/01/23		3,178	1,245,954
Brazilian Government International Bond, 4.88%, 1/22/21	USD	321	341,223

			4,278,327
Canada — 0.3%
Canadian Government Bond:
4.00%, 6/01/16	CAD	246	236,411
1.50%, 3/01/17		421	383,763
3.50%, 6/01/20		306	302,786

			922,960
Germany — 0.9%
Bundesrepublik Deutschland, 4.25%, 7/04/17	EUR	1,643	2,556,074
Malaysia — 0.2%
Federation of Malaysia, 5.09%, 4/30/14	MYR	1,557	477,588
Mexico — 0.6%
Mexican Bonos, 10.00%, 12/05/24	MXN	15,227	1,509,434
Poland — 0.2%
Poland Government Bond, 5.25%, 10/25/20	PLN	1,730	615,438

Foreign Government Obligations	Par (000)		Value
United Kingdom — 1.1%
United Kingdom Gilt, 1.25%, 7/22/18	GBP	1,870	$3,059,933
Total Foreign Government Obligations — 5.9%			16,226,643

Investment Companies		Shares
ETFS Gold Trust (a)		6,733	848,829
ETFS Palladium Trust (a)		2,088	157,748
ETFS Platinum Trust (a)		1,763	243,506
iShares Gold Trust (a)(k)		53,697	667,991
Market Vectors Gold Miners ETF		17,041	402,168
SPDR Gold Trust (a)(c)		7,829	967,743
Total Investment Companies — 1.2%			3,287,985

Preferred Securities
Capital Trusts	Par (000)
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(f)(j)	USD	39	40,463
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		174	188,790
United Kingdom — 0.2%
Lloyds Bank PLC, 13.00% (f)(j)	GBP	255	704,637
United States — 0.3%
Citigroup, Inc., 5.95% (f)(j)	USD	122	119,255
General Electric Capital Corp., 6.38%, 11/15/67 (f)		43	47,300
JPMorgan Chase & Co., Series Q, 5.15% (f)(j)		297	278,438
NBCUniversal Enterprise, Inc., 5.25% (e)(j)		100	101,000
USB Capital IX, 3.50% (f)(j)		226	188,710

			734,703
Total Capital Trusts — 0.6%			1,668,593

Preferred Stocks		Shares
Israel — 0.1%
Mobileye, Inc.		7,040	357,843
United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		6,606	178,164
Royal Bank of Scotland Group PLC:
Series M, 6.40%		4,200	95,592
Series Q, 6.75%		2,350	55,460
Series T, 7.25%		6,421	160,011

			489,227
United States — 1.2%
Cliffs Natural Resources, Inc., 7.00% (g)		5,763	119,467
Crown Castle International Corp., Series A, 4.50% (g)		2,333	236,543
Dropbox, Inc. (Acquired 1/28/14, cost $695,990) (a)(d)		36,437	695,990
Fannie Mae, Series S, 8.25% (f)		18,948	198,575
Health Care REIT, Inc., Series I, 6.50% (g)		4,018	223,120

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks		Shares	Value
United States (concluded)
NextEra Energy, Inc., 5.60% (g)		3,901	$245,763
Palantir Technologies, Inc. (Acquired 3/27/14, cost $272,246) (d)		44,412	272,246
PPL Corp., 8.75% (g)		2,869	156,934
Stanley Black & Decker, Inc., 6.25% (g)		756	81,603
Uber Technologies, Inc. (Acquired 3/20/14, cost $418,729) (d)(g)		418,729	418,729
United Technologies Corp., 7.50% (g)		1,978	131,675
US Bancorp:
Series F, 6.50% (f)		5,702	161,937
Series G, 6.00% (f)		3,150	86,468
Wells Fargo & Co., Series L, 7.50% (g)		106	124,338

			3,153,388
Total Preferred Stocks — 1.5%			4,000,458

Trust Preferreds
Netherlands — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08% (j)		5,452	121,307
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		10,236	283,947
Continental Airlines Finance Trust II, 6.00%, 11/15/30 (g)		550	27,500
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		12,762	348,403

			659,850
Total Trust Preferreds — 0.3%			781,157
Total Preferred Securities — 2.4%			6,450,208

U.S. Treasury Obligations	Par (000)
U.S. Treasury Notes:
0.25%, 1/15/15-3/31/15	USD	4,612	4,617,446
2.25%, 3/31/16 (l)		1,872	1,939,215
0.63%, 9/30/17		1,126	1,104,965
1.38%, 7/31/18-9/30/18		1,341	1,330,865
1.25%, 10/31/18-11/30/18		4,831	4,751,683
2.00%, 11/15/21		344	333,787
1.75%, 5/15/22		421	397,347
2.75%, 2/15/24		2,081	2,085,052
Total U.S. Treasury Obligations — 6.1%			16,560,360

Warrants (m)		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 Share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	114,604
Total Warrants — 0.0%			114,604
Total Long-Term Investments (Cost — $214,851,346) — 88.8%			242,504,572

Short-Term Securities
Foreign Agency Obligations	Par (000)		Value
Japan Treasury Discount Bill:
0.05%, 5/12/14	JPY	80,000	$775,004
0.06%, 4/07/14		110,000	1,065,725
Mexico Cetes:
0.00%, 4/30/14 (i)	MXN	578	441,172
2.71%, 6/26/14		834	633,562
3.38%, 7/24/14		276	209,125
3.40%, 5/29/14		823	626,845
3.41%, 5/08/14		140	107,175
3.43%, 4/03/14 (i)		432	330,799
3.49%, 5/15/14		230	175,696
3.50%, 9/04/14		406	306,480
3.52%, 8/07/14		420	317,545
3.55%, 7/10/14		423	321,288
Total Foreign Agency Obligations — 1.9%			5,310,416

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (k)(o)		513,531	513,531
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (k)(o)(p)	USD	2,449	2,449,353
Total Money Market Funds — 1.1%			2,962,884

Time Deposits	Par (000)
Europe — 0.0%
Wells Fargo Securities, LLC, 0.08%, 4/01/14	EUR	6	8,254
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/01/14	JPY	478	4,628
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/14	SEK	7	1,044
United States — 0.0%
Wells Fargo Securities, LLC, 0.12%, 4/01/14	USD	22	22,211
Total Time Deposits — 0.0%			36,137

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills (n):
0.04%, 4/17/14	USD	2,000	$1,999,956
0.05%, 6/19/14-7/17/14		9,150	9,149,221
0.08%, 7/10/14		1,748	1,747,806
0.00%, 7/31/14		2,000	1,999,714
0.06%, 8/07/14		5,300	5,299,056
0.07%, 8/21/14		3,000	2,999,319
Total U.S. Treasury Obligations — 8.5%			23,195,072
Total Short-Term Securities (Cost — $31,466,911) — 11.5%			31,504,509

Options Purchased
(Cost — $2,534,318) — 0.9%			2,304,191

Total Investments Before Investments Sold Short and Options Written (Cost — $248,852,575*) — 101.2%			276,313,272

Investments Sold Short	Shares	Value
Occidental Petroleum Corp.	3,473	$(330,942)
United States Steel Corp.	1,429	(39,455)
Total Investments Sold Short
(Proceeds — $368,262) — (0.1)%		(370,397)

Options Written
(Premiums Received — $1,118,584) — (0.3)%		(846,185)
Total Investments Net of Investments Sold Short and Options Written — 100.8%		275,096,690
Liabilities in Excess of Other Assets — (0.8)%		(2,051,226)

Net Assets — 100.0%		$273,045,464

Notes to Consolidated Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,274,233

Gross unrealized appreciation	$34,629,261
Gross unrealized depreciation	(8,590,222)

Net unrealized appreciation	$26,039,039

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been segregated as collateral in connection with outstanding options written.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $2,818,369 and an original cost of $1,935,267 which was 1.0% of its net assets.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Zero-coupon bond.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Loss
BlackRock Liquidity Funds,
TempFund, Institutional Class	679,491	—		(165,960)[1]	513,531	$513,531	$149	—
BlackRock Liquidity Series, LLC,
Money Market Series	$1,130,115	$1,319,238	[2]	—	$2,449,353	$2,449,353	$5,125	—
iShares Gold Trust	57,032	—		(3,335)	53,697	$667,991	—	$(6,021)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(l)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	CAC 40 Index	NYSE Liffe	April 2014	USD	60,493	$(1,111)
(115)	E-Mini S&P 500 Futures	Chicago Mercantile	June 2014	USD	10,720,875	(89,307)
(74)	EURO STOXX 50 Index	Eurex	June 2014	USD	3,160,346	(129,352)
(4)	FTSE 100 Index	London	June 2014	USD	436,357	(1,009)
(78)	MSCI Emerging Markets E-Mini Index	New York	June 2014	USD	3,845,790	(197,678)
13	Nikkei 225 Index	Chicago Mercantile	June 2014	USD	932,980	30,356
(1)	TOPIX Index	Tokyo	June 2014	USD	116,553	480
Total						$(387,621)

•	Foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	878,813	EUR	642,712	BNP Paribas S.A.	4/03/14	$(6,619)
USD	266,608	EUR	196,000	JPMorgan Chase Bank N.A.	4/03/14	(3,411)
USD	549,527	JPY	56,326,545	Bank of America N.A.	4/03/14	3,798
USD	566,437	JPY	58,114,140	Goldman Sachs International	4/03/14	3,388
USD	332,830	MXN	4,320,000	Credit Suisse International	4/03/14	2,012
USD	693,090	EUR	510,000	Credit Suisse International	4/04/14	(9,509)
USD	692,835	EUR	510,000	Deutsche Bank AG	4/04/14	(9,764)
USD	1,061,459	JPY	110,000,000	BNP Paribas S.A.	4/07/14	(4,318)
JPY	71,060,015	USD	689,815	BNP Paribas S.A.	4/10/14	(1,312)
USD	701,440	EUR	510,000	BNP Paribas S.A.	4/10/14	(1,150)
USD	701,435	EUR	510,000	UBS AG	4/10/14	(1,155)
USD	694,451	JPY	71,060,015	BNP Paribas S.A.	4/10/14	5,948
USD	497,306	EUR	363,800	Barclays Bank PLC	4/11/14	(3,873)
USD	696,670	EUR	501,000	Barclays Bank PLC	4/11/14	6,481
USD	696,891	EUR	501,000	Credit Suisse International	4/11/14	6,702
USD	660,513	EUR	476,200	Morgan Stanley Capital Services LLC	4/11/14	4,489
USD	556,264	JPY	57,050,400	Credit Suisse International	4/11/14	3,497
USD	525,466	JPY	53,881,285	Goldman Sachs International	4/11/14	3,405
USD	166,723	GBP	99,500	Brown Brothers Harriman & Co.	4/14/14	859
USD	532,049	JPY	54,357,295	BNP Paribas S.A.	4/17/14	5,358
USD	327,309	JPY	33,418,222	Credit Suisse International	4/17/14	3,506
USD	855,541	JPY	87,419,173	UBS AG	4/17/14	8,500
USD	924,091	EUR	672,800	Deutsche Bank AG	4/24/14	(2,746)
USD	688,057	EUR	497,000	Goldman Sachs International	4/24/14	3,399
CHF	595,409	USD	683,000	HSBC Bank USA, N.A.	4/25/14	(9,362)
EUR	454,000	JPY	64,856,033	Barclays Bank PLC	4/25/14	(3,024)
JPY	64,327,714	EUR	454,000	Barclays Bank PLC	4/25/14	(2,095)
JPY	528,319	USD	5,202	Goldman Sachs International	4/25/14	(83)
USD	687,822	EUR	495,000	JPMorgan Chase Bank N.A.	4/25/14	5,921
USD	154,982	MXN	2,016,000	Credit Suisse International	4/30/14	921
USD	286,758	MXN	3,759,540	Morgan Stanley Capital Services LLC	4/30/14	(542)
CHF	593,596	USD	680,000	HSBC Bank USA, N.A.	5/02/14	(8,375)
USD	678,932	EUR	489,000	Credit Suisse International	5/02/14	5,306
USD	690,890	EUR	497,000	JPMorgan Chase Bank N.A.	5/02/14	6,243
USD	407,009	EUR	295,300	Credit Suisse International	5/08/14	219
USD	262,367	EUR	190,300	Deutsche Bank AG	5/08/14	219
USD	669,185	EUR	485,700	UBS AG	5/08/14	111

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts outstanding as of March 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	589,985	JPY	60,361,408	Bank of America N.A.	5/08/14	$5,052
USD	104,634	MXN	1,403,850	Goldman Sachs International	5/08/14	(2,579)
USD	676,726	EUR	491,000	Goldman Sachs International	5/09/14	351
USD	686,224	EUR	498,000	JPMorgan Chase Bank N.A.	5/09/14	207
USD	1,123,793	JPY	115,004,435	Morgan Stanley Capital Services LLC	5/09/14	9,334
USD	785,652	JPY	80,000,000	Deutsche Bank AG	5/12/14	10,394
MXN	176,126	USD	2,303,270	Morgan Stanley Capital Services LLC	5/15/14	323
USD	409,711	MXN	5,510,000	Goldman Sachs International	5/29/14	(10,386)
USD	94,944	MXN	1,276,000	Goldman Sachs International	5/29/14	(2,342)
USD	109,959	MXN	1,442,040	UBS AG	5/29/14	13
USD	417,175	MXN	5,540,000	Deutsche Bank AG	6/26/14	(4,297)
USD	208,107	MXN	2,798,000	UBS AG	6/26/14	(4,759)
USD	313,944	MXN	4,234,000	Barclays Bank PLC	7/10/14	(7,818)
USD	207,580	MXN	2,759,710	Credit Suisse International	7/24/14	(1,913)
USD	310,973	MXN	4,196,400	Deutsche Bank AG	8/07/14	(7,230)
USD	304,300	MXN	4,061,640	UBS AG	9/04/14	(3,011)
USD	139,000	CNY	851,097	Deutsche Bank AG	1/30/15	2,624
USD	139,000	CNY	850,541	Deutsche Bank AG	1/30/15	2,713
USD	139,000	CNY	850,472	Deutsche Bank AG	1/30/15	2,724
USD	274,000	CNY	1,682,360	Deutsche Bank AG	1/30/15	4,425
USD	139,000	CNY	850,819	JPMorgan Chase Bank N.A.	1/30/15	2,668
USD	139,000	CNY	850,124	JPMorgan Chase Bank N.A.	1/30/15	2,779
Total						$12,216

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
PetSmart, Inc.	Call	USD	67.50	4/19/14	7	$1,470
Canadian Natural Resources Ltd.	Call	USD	34.00	9/20/14	84	42,840
SPDR Gold Shares	Call	USD	130.00	12/20/14	125	56,563
MetLife, Inc.	Call	USD	50.00	1/17/15	26	14,950
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	17	13,430
DISH Network Corp.	Put	USD	60.00	6/21/14	11	3,630
Time Warner Cable, Inc.	Put	USD	135.00	7/19/14	4	2,000
Total						$134,883

•	OTC options purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,244.54	4/11/14	81,934	$1,724
QEP Resources, Inc.	Goldman Sachs International	Call	USD	35.00	4/17/14	14,200	46
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,219.54	5/09/14	69,736	8,588
TOPIX Index	Bank of America N.A.	Call	JPY	1,257.27	6/13/14	55,561	6,571
Cimarex Energy Co.	Citibank N.A.	Call	USD	120.00	6/20/14	5,400	41,040
Cimarex Energy Co.	Goldman Sachs International	Call	USD	120.00	6/20/14	3,359	25,528
Diamondback Energy, Inc.	Goldman Sachs International	Call	USD	70.00	6/20/14	4,000	15,800
TOPIX Index	Goldman Sachs International	Call	JPY	1,291.10	7/11/14	102,631	12,279
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	85.00	7/18/14	128	618
Anadarko Petroleum Corp.	Credit Suisse International	Call	USD	85.00	7/18/14	8,526	41,175
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	85.00	7/18/14	13,820	66,742
Marathon Oil Corp.	Goldman Sachs International	Call	USD	32.00	7/18/14	11,078	42,927

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	OTC options purchased as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	84,150	$25,067
EQT Corp.	Citibank N.A.	Call	USD	100.00	9/19/14	5,500	34,650
Takeda Pharmaceutical Co. Ltd.	Goldman Sachs International	Call	JPY	4,906.34	10/09/14	3,449	6,165
TOPIX Index	Citibank N.A.	Call	JPY	1,178.21	12/12/14	69,335	45,545
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	4,295	19,193
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	12,444	90,041
Bank of America Corp.	Citibank N.A.	Call	USD	17.00	1/16/15	72,192	113,702
Citigroup, Inc.	Bank of America N.A.	Call	USD	60.00	1/16/15	20,214	12,128
The Coca-Cola Co.	Deutsche Bank AG	Call	USD	45.00	1/16/15	56,746	12,484
Humana, Inc.	Deutsche Bank AG	Call	USD	115.00	1/16/15	1,401	14,290
Humana, Inc.	Goldman Sachs International	Call	USD	130.00	1/16/15	5,674	28,937
JPMorgan Chase & Co.	Bank of America N.A.	Call	USD	65.00	1/16/15	36,096	77,245
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	65.00	1/16/15	17,966	38,447
Merck & Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	56,746	255,357
MetLife, inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	22,400	128,800
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	28,373	74,763
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	17,145	93,869
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	7,093	31,919
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,108.80	1/29/15	3,300	5,376
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	5,566	7,465
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	27,900	63,521
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	3,785	17,280
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	1,769	44,820
EURO STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	470	133,755
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	1,483	34,935
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	1,670	35,839
Occidental Petroleum Corp.	Goldman Sachs International	Put	USD	95.00	4/17/14	5,462	6,227
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,790.00	4/17/14	788	2,600
S&P 500 Index	Credit Suisse International	Put	USD	1,820.54	4/17/14	1,189	6,551
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,798.35	4/17/14	1,152	3,624
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,086.72	5/09/14	69,736	9,678
Russell 2000 Index	Bank of America N.A.	Put	USD	1,130.77	5/16/14	1,189	20,947
S&P 500 Index	Bank of America N.A.	Put	USD	1,809.41	5/16/14	742	11,697
S&P 500 Index	Credit Suisse International	Put	USD	1,834.57	5/16/14	733	15,687
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	14,636.48	6/13/14	5,396	26,343
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	14,330.81	6/13/14	3,966	15,235
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	928.12	6/20/14	718	14,672
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	909.15	6/20/14	887	14,617
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,126.10	6/20/14	1,196	31,529
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,820.00	6/20/14	628	18,578
Total							$1,906,616

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	6/04/14	USD	3,616	$4,215
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	6/16/14	USD	5,502	32,628
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month LIBOR	9/15/14	USD	8,975	75,041
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.75%	Receive	3-month LIBOR	11/28/14	USD	13,881	114,425
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	112,455	17,044

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	55,805	$8,458
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	64,546	10,881
Total									$262,692

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Call	USD	85.00	4/19/14	29	$(10,150)
Marathon Petroleum Corp.	Call	USD	80.00	4/19/14	43	(36,120)
XL Group PLC	Call	USD	32.00	4/19/14	18	(306)
Gilead Sciences, Inc.	Call	USD	85.00	5/17/14	9	(279)
DISH Network Corp.	Call	USD	67.50	6/21/14	11	(2,750)
Twitter, Inc.	Call	USD	67.50	6/21/14	48	(1,680)
Time Warner Cable, Inc.	Call	USD	150.00	7/19/14	4	(540)
National Oilwell Varco, Inc.	Call	USD	75.00	8/16/14	55	(29,700)
Canadian Natural Resources Ltd.	Call	USD	39.00	9/20/14	66	(12,540)
EOG Resources, Inc.	Put	USD	165.00	4/19/14	22	(308)
Marathon Petroleum Corp.	Put	USD	65.00	4/19/14	44	(220)
PetSmart, Inc.	Put	USD	60.00	4/19/14	7	(70)
Phillips 66	Put	USD	72.50	5/17/14	55	(6,188)
Biogen Idec, Inc.	Put	USD	280.00	7/19/14	8	(11,840)
CONSOL Energy, Inc.	Put	USD	36.00	7/19/14	83	(9,088)
EOG Resources, Inc.	Put	USD	155.00	7/19/14	14	(1,435)
Gilead Sciences, Inc.	Put	USD	65.00	8/16/14	19	(6,175)
Total						$(129,389)

•	OTC options written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
TOPIX Index	UBS AG	Call	JPY	1,366.56	4/11/14	81,934	$(115)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,900.00	4/17/14	788	(28,171)
S&P 500 Index	Credit Suisse International	Call	USD	1,932.00	4/17/14	1,189	(724)
TOPIX Index	JPMorgan Chase Bank N.A.	Call	JPY	1,285.95	5/09/14	69,736	(2,098)
eBay, Inc.	Goldman Sachs International	Call	USD	60.00	5/16/14	10,002	(6,301)
Russell 2000 Index	Bank of America N.A.	Call	USD	1,205.77	5/16/14	1,189	(5,012)
S&P 500 Index	Bank of America N.A.	Call	USD	1,920.19	5/16/14	742	(5,918)
S&P 500 Index	Credit Suisse International	Call	USD	1,946.89	5/16/14	733	(2,199)
Nikkei 225 Index	BNP Paribas S.A.	Call	JPY	15,739.73	6/13/14	5,396	(14,254)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	15,555.05	6/13/14	3,966	(12,805)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,013.35	6/20/14	718	(17,418)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Call	USD	990.32	6/20/14	887	(32,418)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Call	USD	1,206.53	6/20/14	1,196	(24,586)
S&P 500 Index	BNP Paribas S.A.	Call	USD	1,896.02	6/20/14	628	(16,564)
Marathon Oil Corp.	Deutsche Bank AG	Call	USD	32.00	7/18/14	3,177	(12,311)
TOPIX Index	Citibank N.A.	Call	JPY	1,318.19	12/12/14	69,335	(17,701)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	149.21	12/31/14	4,295	(5,722)
ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	12,444	(14,683)
Lululemon Athletica, Inc.	Citibank N.A.	Call	USD	60.00	1/16/15	953	(3,860)
MetLife, inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	22,400	(35,840)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	17,145	(41,662)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Call	USD	158.85	3/20/15	3,785	(4,978)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	OTC options written as of March 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cimarex Energy Co.	Citibank N.A.	Put	USD	115.00	4/17/14	2,716	$(4,549)
Occidental Petroleum Corp.	Deutsche Bank AG	Put	USD	95.00	4/17/14	5,462	(6,227)
QEP Resources, Inc.	Goldman Sachs International	Put	USD	25.00	4/17/14	14,200	(93)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,690.00	4/17/14	788	(611)
S&P 500 Index	Credit Suisse International	Put	USD	1,709.07	4/17/14	1,189	(705)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,624.53	4/17/14	1,152	(117)
TOPIX Index	JPMorgan Chase Bank N.A.	Put	JPY	1,147.09	5/09/14	69,736	(26,988)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,038.46	5/16/14	1,189	(5,012)
S&P 500 Index	Bank of America N.A.	Put	USD	1,661.71	5/16/14	742	(2,366)
S&P 500 Index	Credit Suisse International	Put	USD	1,684.81	5/16/14	733	(2,785)
SM Energy Co.	Citibank N.A.	Put	USD	65.00	5/16/14	4,074	(5,194)
Nikkei 225 Index	BNP Paribas S.A.	Put	JPY	13,606.78	6/13/14	5,396	(10,706)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Put	JPY	13,322.61	6/13/14	3,966	(6,104)
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	852.35	6/20/14	718	(5,113)
MSCI Emerging Markets Index	JPMorgan Chase Bank N.A.	Put	USD	834.93	6/20/14	887	(6,277)
Russell 2000 Index	Morgan Stanley & Co. International PLC	Put	USD	1,034.17	6/20/14	1,196	(11,559)
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,680.00	6/20/14	628	(6,216)
CONSOL Energy, Inc.	Credit Suisse International	Put	USD	38.00	7/18/14	5,441	(9,467)
Marathon Oil Corp.	Goldman Sachs International	Put	USD	30.00	7/18/14	13,821	(3,593)
Marathon Petroleum Corp.	Deutsche Bank AG	Put	USD	77.50	7/18/14	5,600	(12,902)
Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	80.00	7/18/14	5,500	(17,050)
Rowan Cos. PLC	Goldman Sachs International	Put	USD	32.00	7/18/14	13,900	(18,070)
Phillips 66	Bank of America N.A.	Put	USD	70.00	8/15/14	5,500	(12,100)
Cimarex Energy Co.	Citibank N.A.	Put	USD	105.00	9/19/14	2,700	(15,930)
Cimarex Energy Co.	Goldman Sachs International	Put	USD	105.00	9/19/14	2,750	(16,225)
Dresser-Rand Group, Inc.	Deutsche Bank AG	Put	USD	55.00	9/19/14	2,709	(7,247)
EQT Corp.	Citibank N.A.	Put	USD	85.00	9/19/14	5,500	(15,400)
Oceaneering International, Inc.	Citibank N.A.	Put	USD	70.00	10/17/14	2,701	(13,775)
TOPIX Index	Citibank N.A.	Put	JPY	1,047.55	12/12/14	69,335	(31,294)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	113.65	12/31/14	4,295	(14,640)
Humana, Inc.	Deutsche Bank AG	Put	USD	90.00	1/16/15	1,401	(5,044)
Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	5,566	(11,590)
SPDR Gold Shares	JPMorgan Chase Bank N.A.	Put	USD	116.60	3/20/15	3,785	(19,709)
Total							$(629,998)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.60%	Pay	3-month LIBOR	6/16/14	USD	5,502	$(9,149)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-month LIBOR	6/04/14	USD	3,616	(5,621)
10-Year Interest Rate Swap	Goldman Sachs International	Put	3.50%	Receive	3-month LIBOR	11/28/14	USD	6,907	(72,028)
Total									$(86,798)

•	Centrally cleared credit default swaps – buy protection outstanding as of March 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 22 Version 1	5.00%	Chicago Mercantile	6/20/19	USD	994	$(4,286)

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
1.01%[1]	3-month LIBOR	Deutsche Bank AG	9/27/15	[2]	9/27/16	USD	746	$(2,309)	—	$(2,309)
1.00%[1]	3-month LIBOR	Goldman Sachs International	9/28/15	[2]	9/28/16	USD	6,724	(21,805)	—	(21,805)
Total								$(24,114)	—	$(24,114)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	KRW 1,021,042,400[1]	Citibank N.A.	6/12/14	8	$11,797	—	$11,797
Siloam International Holdings	1-month LIBOR plus 0.75%[2]	Citibank N.A.	3/13/15	61,700	1,089	—	1,089
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 13,175,000[1]	BNP Paribas S.A.	3/31/16	5	145	—	145
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 13,400,000[1]	BNP Paribas S.A.	3/31/16	5	(2,035)	—	(2,035)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 13,925,000[1]	BNP Paribas S.A.	3/31/17	5	3,875	—	3,875
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 14,175,000[1]	BNP Paribas S.A.	3/31/17	5	1,453	—	1,453
Total					$16,324	—	$16,324

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$1,152,821	—	$1,152,821
Austria	—	97,447	—	97,447
Belgium	$125,299	309,980	—	435,279
Brazil	2,198,934	—	—	2,198,934
Canada	5,369,563	—	—	5,369,563
Chile	168,838	—	—	168,838
China	785,991	1,906,581	—	2,692,572
Denmark	156,262	—	—	156,262
Finland	—	62,249	—	62,249
France	963,251	11,800,212	—	12,763,463
Germany	—	6,208,674	—	6,208,674
Hong Kong	57,268	1,327,582	—	1,384,850
India	—	370,547	—	370,547
Indonesia	128,418	—	—	128,418
Ireland	1,091,845	537,475	—	1,629,320
Israel	52,143	—	—	52,143
Italy	—	1,278,792	—	1,278,792
Japan	—	21,605,767	—	21,605,767
Kazakhstan	208,710	—	—	208,710
Malaysia	—	774,067	—	774,067
Mexico	707,371	—	—	707,371
Netherlands	1,960,465	2,559,538	—	4,520,003
Norway	—	611,921	—	611,921
Portugal	—	164,241	—	164,241
Russia	95,124	208,706	—	303,830
Singapore	—	1,222,799	—	1,222,799
South Africa	—	142,557	—	142,557
South Korea	—	2,674,290	—	2,674,290
Spain	—	367,498	—	367,498
Sweden	—	1,480,165	—	1,480,165
Switzerland	62,739	6,173,406	—	6,236,145
Taiwan	—	485,619	—	485,619
Thailand	349,093	—	—	349,093
United Arab Emirates	423,475	—	—	423,475
United Kingdom	1,061,233	9,394,829	$222,173	10,678,235
United States	87,929,208	1,431,404	—	89,360,612
Corporate Bonds	—	15,248,209	2,749,116	17,997,325
Floating Rate Loan Interests	—	2,407,189	993,688	3,400,877
Foreign Government Obligations	—	16,226,643	—	16,226,643
Investment Companies	3,287,985	—	—	3,287,985
Preferred Securities	3,009,307	1,696,093	1,744,808	6,450,208
U.S. Treasury Obligations	—	16,560,360	—	16,560,360
Warrants	—	114,604	—	114,604
Short-Term Securities:
Foreign Agency Obligations	—	5,310,416	—	5,310,416
Money Market Funds	513,531	2,449,353	—	2,962,884
Time Deposits	—	36,137	—	36,137
U.S. Treasury Obligations	—	23,195,072	—	23,195,072
Options Purchased:
Equity Contracts	134,883	1,906,616	—	2,041,499
Interest Rate Contracts	—	262,692	—	262,692
Liabilities:
Investments:
Investments Sold Short	(370,397)	—	—	(370,397)
Total	$110,470,539	$159,762,551	$5,709,785	$275,942,875

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$30,836	$18,359	—	$49,195
Foreign currency exchange contracts	—	123,889	—	123,889
Liabilities:
Credit contracts	—	(4,286)	—	(4,286)
Equity contracts	(547,846)	(632,033)	—	(1,179,879)
Foreign currency exchange contracts	—	(111,673)	—	(111,673)
Interest rate contracts	—	(110,912)	—	(110,912)
Total	$(517,010)	$(716,656)	—	$(1,233,666)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$406,028	—	—	$406,028
Foreign currency at value	6,427	—	—	6,427
Cash pledged for centrally cleared swaps	50,000	—	—	50,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(800,000)	—	(800,000)
Collateral on securities loaned at value	—	(2,449,353)	—	(2,449,353)
Total	$462,455	$(3,249,353)	—	$(2,786,898)

There were no transfers between levels during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets:
Opening balance, as of December 31, 2013	$515,858	$2,795,664	$1,162,765	—	$4,474,287
Transfers into Level 3	—	—	187,624	—	187,624
Transfers out of Level 3	(29,628)	—	(356,399)	—	(386,027)
Other	—	—	—	—	—
Accrued discounts/premiums	—	392	1,055	—	1,447
Net realized gain (loss)	—	(1,127)	355	—	(772)
Net change in unrealized appreciation/depreciation[2]	93,787	14,664	21,234	—	129,685
Purchases	690,974	30,544	—	$695,990	1,417,508
Sales	—	(91,021)	(22,946)	—	(113,967)
Closing balance, as of March 31, 2014	$1,270,991	$2,749,116	$993,688	$695,990	$5,709,785

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[2]	$93,787	$14,664	$21,235	—	$129,686

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	17

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 0.4%
American Airlines Group, Inc. (a)	2,315	$84,727
Delta Air Lines, Inc.	1,894	65,627
Southwest Airlines Co.	877	20,706

		171,060
Auto Components — 1.4%
The Goodyear Tire & Rubber Co.	26,209	684,841
Banks — 0.5%
Citigroup, Inc.	4,730	225,148
Capital Markets — 1.7%
American Capital Ltd. (a)	50,475	797,000
Chemicals — 0.6%
Advanced Emissions Solutions, Inc. (a)	660	16,196
Huntsman Corp.	10,689	261,025

		277,221
Communications Equipment — 0.3%
Nokia OYJ (a)	21,346	156,680
Diversified Financial Services — 1.8%
Ally Financial, Inc. (a)	107	880,075
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)	5,362	20,108
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	—
Hotels, Restaurants & Leisure — 0.1%
Travelport Worldwide Ltd. (a)	21,858	39,891
Insurance — 0.6%
American International Group, Inc.	5,708	285,457
Media — 0.2%
CBS Outdoor Americas, Inc. (a)	106	3,101
Cengage Learning Acquisitions, Inc. (Thomson Learning) (a)	2,849	91,168

		94,269
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd. (a)	33,259	119,738
Ainsworth Lumber Co. Ltd. (a)	22,274	80,190
Ainsworth Lumber Co. Ltd. (a)(b)	15,671	56,418
NewPage Corp.	528	44,352

		300,698
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.	1,251	92,299
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)	3,460	90,479
Total Common Stocks — 8.6%		4,115,226

Corporate Bonds	Par (000)		Value
Advertising — 0.1%
Checkout Holding Corp., 0.00%, 11/15/15 (b)(c)	USD	36	$30,690
Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		5	5,375
7.13%, 3/15/21		80	88,300
Spirit AeroSystems, Inc., 5.25%, 3/15/22 (b)		110	110,550

			204,225
Airlines — 1.2%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		200	207,250
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		120	126,450
National Air Cargo Group, Inc.:
12.38%, 8/16/15		59	59,450
12.38%, 8/16/15		60	60,336
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		130	134,225

			587,711
Auto Components — 2.3%
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (b)		80	86,200
Delphi Corp.:
6.13%, 5/15/21		5	5,563
5.00%, 2/15/23		20	21,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (b)		8	8,080
4.88%, 3/15/19 (b)		199	202,483
6.00%, 8/01/20 (b)		85	90,100
5.88%, 2/01/22 (b)		67	68,005
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	92,437
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)		45	48,937
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (d)	EUR	200	292,890
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		100	147,079
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	55	58,300

			1,121,274
Automobiles — 0.3%
General Motors Co.:
4.88%, 10/02/23 (b)		10	10,250
6.25%, 10/02/43 (b)		115	124,487

			134,737

Portfolio Abbreviations

CAD	Canadian Dollar	OTC	Over-the-counter
EUR	Euro	S&P	Standard & Poor’s
FKA	Formerly Known As	USD	U.S. Dollar

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Banks — 0.4%
CIT Group, Inc.:
5.25%, 3/15/18	USD	90	$96,750
6.63%, 4/01/18 (b)		20	22,375
5.50%, 2/15/19 (b)		78	84,045

			203,170
Biotechnology — 0.1%
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (b)(d)		43	43,860
Building Products — 1.2%
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		68	73,610
Building Materials Corp. of America:
7.00%, 2/15/20 (b)		60	64,350
6.75%, 5/01/21 (b)		25	27,125
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		70	75,250
Ply Gem Industries, Inc., 6.50%, 2/01/22 (b)		105	106,050
The Ryland Group, Inc., 6.63%, 5/01/20		80	87,000
USG Corp.:
9.75%, 1/15/18		70	84,525
5.88%, 11/01/21 (b)		75	79,875

			597,785
Capital Markets — 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21		45	46,687
E*Trade Financial Corp.:
0.00%, 8/31/19 (b)(c)(e)		37	82,371
Series A, 0.00%, 8/31/19 (c)(e)		1	2,226

			131,284
Chemicals — 3.1%
Ashland, Inc., 3.88%, 4/15/18		55	56,787
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B, 5.75%, 2/01/21	EUR	100	147,343
Axiall Corp., 4.88%, 5/15/23 (b)	USD	14	13,738
Celanese US Holdings LLC:
5.88%, 6/15/21		22	23,650
4.63%, 11/15/22		20	19,700
Chemtura Corp., 5.75%, 7/15/21		31	32,163
Huntsman International LLC:
8.63%, 3/15/20		5	5,488
4.88%, 11/15/20		61	61,381
8.63%, 3/15/21		65	72,800
INEOS Finance PLC:
8.38%, 2/15/19 (b)		100	110,500
7.50%, 5/01/20 (b)		75	82,313
INEOS Group Holdings SA:
6.50%, 8/15/18	EUR	150	216,998
5.75%, 2/15/19		100	141,193
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	15	15,150
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		45	46,575
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	217,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		29	29,073
PolyOne Corp.:
7.38%, 9/15/20		40	43,800
5.25%, 3/15/23		42	42,210
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		102	105,315
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		20	21,475

			1,504,652

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 5.2%
ACCO Brands Corp., 6.75%, 4/30/20	USD	7	$7,184
ADS Waste Holdings, Inc., 8.25%, 10/01/20		33	35,887
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	100	150,189
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)(f)	USD	17	17,149
Ceridian Corp.:
11.25%, 11/15/15		20	20,150
8.88%, 7/15/19 (b)		238	270,130
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		185	213,213
Covanta Holding Corp.:
6.38%, 10/01/22		45	47,813
5.88%, 3/01/24		33	33,521
Garda World Security Corp., 7.25%, 11/15/21 (b)		25	26,687
HD Supply, Inc.:
8.13%, 4/15/19		205	228,575
11.00%, 4/15/20		223	264,813
7.50%, 7/15/20		197	214,976
The Hertz Corp.:
4.25%, 4/01/18		30	30,900
6.75%, 4/15/19		10	10,713
7.38%, 1/15/21		80	88,000
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(d)		55	56,306
International Lease Finance Corp., 8.63%, 9/15/15		30	33,037
IVS F. SpA, 7.13%, 4/01/20	EUR	100	146,883
Laureate Education, Inc., 9.25%, 9/01/19 (b)	USD	120	127,800
Mobile Mini, Inc., 7.88%, 12/01/20		40	44,450
Tervita Corp.:
10.88%, 2/15/18 (b)		17	17,085
8.00%, 11/15/18 (b)		15	15,150
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		11	11,825
Univeg Holding BV, 7.88%, 11/15/20	EUR	100	143,276
Verisure Holding AB, 8.75%, 9/01/18		100	149,820
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	85	90,950

			2,496,482
Communications Equipment — 0.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		102	97,410
Computer Services — 0.4%
SunGard Data Systems, Inc.:
7.38%, 11/15/18		77	81,620
6.63%, 11/01/19		90	95,175

			176,795
Construction & Engineering — 1.5%
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	159,375
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	139,488
Astaldi SpA, 7.13%, 12/01/20		100	147,781
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	92	97,520
Modular Space Corp., 10.25%, 1/31/19 (b)		187	194,480

			738,644
Containers & Packaging — 1.4%
Berry Plastics Corp., 9.75%, 1/15/21		25	29,031
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		74	75,850
6.00%, 6/15/17 (b)		65	67,275

2	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Crown Americas LLC/Crown Americas Capital Corp., 6.25%, 2/01/21	USD	12	$12,990
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19 (g)		290	319,363
6.88%, 2/15/21		100	108,000
5.75%, 10/15/20		18	18,855
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		32	36,320

			667,684
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		15	16,125
Diversified Financial Services — 2.3%
Ally Financial, Inc.:
8.00%, 3/15/20		33	39,765
7.50%, 9/15/20		20	23,775
8.00%, 11/01/31		305	375,913
8.00%, 11/01/31		91	111,020
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		40	42,800
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, 5.13%, 11/30/24 (b)		188	194,759
General Motors Financial Co., Inc.:
6.75%, 6/01/18		30	34,200
4.25%, 5/15/23		54	53,325
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	210,000
Springleaf Finance Corp.:
7.75%, 10/01/21		6	6,645
8.25%, 10/01/23		10	11,150

			1,103,352
Diversified Telecommunication Services — 4.0%
Avaya, Inc., 7.00%, 4/01/19 (b)		45	44,663
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		83	82,087
CenturyLink, Inc., 5.63%, 4/01/20		90	94,613
Columbus International, Inc., 7.38%, 3/30/21 (b)		205	210,894
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (b)(d)		50	52,875
Consolidated Communications Finance Co., 10.88%, 6/01/20		65	75,563
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		100	98,000
Intelsat Luxembourg SA, 6.75%, 6/01/18		165	174,487
Level 3 Communications, Inc., 8.88%, 6/01/19		25	27,469
Level 3 Financing, Inc.:
7.00%, 6/01/20		43	46,601
8.63%, 7/15/20		80	89,700
6.13%, 1/15/21 (b)		123	129,765
Telecom Italia SpA:
4.88%, 9/25/20	EUR	110	159,517
4.50%, 1/25/21		100	141,718
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		200	298,538
TW Telecom Holdings, Inc.:
5.38%, 10/01/22	USD	40	40,800
5.38%, 10/01/22		55	56,100
Windstream Corp.:
7.75%, 10/15/20		30	32,175
7.75%, 10/01/21		55	59,125

			1,914,690
Electric Utilities — 0.4%
CE Energy AS, 7.00%, 2/01/21		100	143,393

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Texas Competitive Electric Holdings Co. LLC, 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(d)(h)	USD	1,890	$42,525

			185,918
Electrical Equipment — 0.3%
General Cable Corp., 6.50%, 10/01/22 (b)		90	91,350
GrafTech International Ltd., 6.38%, 11/15/20		47	48,410

			139,760
Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., 5.50%, 4/15/23	EUR	100	141,003
Techem GmbH, 6.13%, 10/01/19		100	150,330

			291,333
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	81	87,075
CGG SA, 6.50%, 6/01/21		80	81,200
Gulfmark Offshore, Inc., 6.38%, 3/15/22		25	25,875
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		49	51,205
Key Energy Services, Inc., 6.75%, 3/01/21		30	31,537
Oil States International, Inc., 6.50%, 6/01/19		70	73,675
Pacific Drilling SA, 5.38%, 6/01/20 (b)		67	66,497
Parker Drilling Co.:
7.50%, 8/01/20		65	69,225
6.75%, 7/15/22 (b)		20	20,600
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		110	117,975
Pioneer Energy Services Corp., 6.13%, 3/15/22 (b)		63	64,103
Seadrill Ltd., 6.13%, 9/15/17 (b)		210	218,925

			907,892
Food & Staples Retailing — 0.1%
Rite Aid Corp.:
9.25%, 3/15/20		15	17,119
6.75%, 6/15/21		39	42,217

			59,336
Food Products — 0.9%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21		67	65,493
R&R Ice Cream PLC, 9.25% (9.25% Cash or 9.85% PIK), 5/15/18 (d)	EUR	180	252,938
Smithfield Foods, Inc.:
5.25%, 8/01/18 (b)	USD	96	99,720
5.88%, 8/01/21 (b)		21	21,788

			439,939
Health Care Equipment & Supplies — 0.8%
Alere, Inc.:
8.63%, 10/01/18		47	50,407
6.50%, 6/15/20		13	13,650
Biomet, Inc.:
6.50%, 8/01/20		50	53,850
6.50%, 10/01/20		50	53,125
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		34	36,975
Hologic, Inc., 6.25%, 8/01/20		101	106,807
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		49	56,963

			371,777
Health Care Providers & Services — 2.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		70	75,600

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Catamaran Corp., 4.75%, 3/15/21	USD	50	$50,687
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		43	45,150
5.13%, 8/01/21 (b)		25	25,625
6.88%, 2/01/22 (b)		108	112,860
HCA, Inc.:
3.75%, 3/15/19		89	89,334
6.50%, 2/15/20		55	61,600
5.88%, 3/15/22		66	71,115
5.88%, 5/01/23		80	82,300
Kindred Healthcare, Inc., 6.38%, 4/15/22 (b)		20	20,050
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		25	25,656
Symbion, Inc., 8.00%, 6/15/16		65	68,250
Teleflex, Inc., 6.88%, 6/01/19		55	58,644
Tenet Healthcare Corp.:
6.25%, 11/01/18		106	116,931
5.00%, 3/01/19 (b)		42	41,947
8.00%, 8/01/20		69	75,383
6.00%, 10/01/20 (b)		34	36,380
4.50%, 4/01/21		68	66,470
4.38%, 10/01/21		12	11,580
8.13%, 4/01/22		81	90,517
Truven Health Analytics, Inc., 10.63%, 6/01/20		60	68,100

			1,294,179
Health Care Technology — 0.5%
IMS Health, Inc., 12.50%, 3/01/18 (b)		205	233,700
Hotels, Restaurants & Leisure — 3.6%
ARAMARK Corp., 5.75%, 3/15/20		84	88,725
Brunswick Corp., 4.63%, 5/15/21 (b)		43	42,033
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	150	215,948
Diamond Resorts Corp., 12.00%, 8/15/18 (g)	USD	210	229,687
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)		70	72,275
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	100	155,703
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	5	5,369
5.88%, 3/15/21		22	22,330
MGM Resorts International:
7.50%, 6/01/16		17	18,934
8.63%, 2/01/19		3	3,593
6.75%, 10/01/20		10	11,088
6.63%, 12/15/21		14	15,400
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		142	147,325
PNK Finance Corp., 6.38%, 8/01/21 (b)		37	38,480
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		97	97,727
Snai SpA, 7.63%, 6/15/18	EUR	100	146,399
Station Casinos LLC, 7.50%, 3/01/21	USD	88	95,150
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		150	153,000
Travelport LLC/Travelport Holdings, Inc.:
11.88%, 9/01/16 (b)		7	6,755
13.88% (11.34% Cash or 13.88% PIK), 3/01/16 (b)(d)		133	139,869
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (b)		55	3,297

			1,709,087
Household Durables — 2.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		56	58,940

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
Beazer Homes USA, Inc.:
7.50%, 9/15/21	USD	65	$69,875
6.63%, 4/15/18		70	75,250
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		70	74,550
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		44	45,430
D.R. Horton, Inc., 4.38%, 9/15/22		25	24,500
Jarden Corp., 7.50%, 5/01/17		30	34,537
K. Hovnanian Enterprises, Inc.:
7.00%, 1/15/19 (b)		13	13,325
7.25%, 10/15/20 (b)		58	62,930
9.13%, 11/15/20 (b)		15	16,838
KB Home:
4.75%, 5/15/19		60	60,450
7.00%, 12/15/21		44	47,355
7.50%, 9/15/22		17	18,615
Lennar Corp., 4.50%, 6/15/19		9	9,158
Magnolia BC SA, 9.00%, 8/01/20	EUR	200	288,619
PulteGroup, Inc., 6.38%, 5/15/33	USD	10	9,800
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		180	198,450
Standard Pacific Corp., 8.38%, 1/15/21		80	94,600
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		26	25,870
William Lyon Homes, Inc., 8.50%, 11/15/20		50	55,625

			1,284,717
Household Products — 0.4%
Libbey Glass, Inc., 6.88%, 5/15/20		28	30,590
Spectrum Brands, Inc.:
6.38%, 11/15/20		120	129,900
6.63%, 11/15/22		10	10,888

			171,378
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
7.50%, 2/15/21 (b)		13	14,203
6.00%, 1/15/22 (b)		21	22,050
5.88%, 1/15/24 (b)		65	65,975
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		67	71,496
NRG Energy, Inc.:
8.25%, 9/01/20		85	93,287
7.88%, 5/15/21		17	18,700
6.63%, 3/15/23		10	10,375

			296,086
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		78	83,460
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		34	36,210
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)		27	28,823
MGIC Investment Corp., 2.00%, 4/01/20 (e)		8	11,255
Radian Group, Inc.:
3.00%, 11/15/17 (e)		10	14,825
2.25%, 3/01/19 (e)		22	33,619

			208,192
Internet Software & Services — 0.8%
IAC/InterActiveCorp., 4.88%, 11/30/18		48	50,100
VeriSign, Inc., 4.63%, 5/01/23		53	50,880

4	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Internet Software & Services (concluded)
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	120	$131,700
10.13%, 7/01/20		131	151,960

			384,640
IT Services — 0.4%
APX Group, Inc.:
6.38%, 12/01/19		29	29,580
8.75%, 12/01/20		107	108,873
WEX, Inc., 4.75%, 2/01/23 (b)		68	63,920

			202,373
Life Sciences Tools & Services — 0.3%
Jaguar Holding Co. I, 9.38% (9.38% Cash or 10.13% PIK), 10/15/17 (b)(d)		67	70,434
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		80	89,000

			159,434
Machinery — 0.6%
Amsted Industries, Inc., 5.00%, 3/15/22 (b)		52	52,260
CNH Industrial Finance Europe SA, 3.00%, 3/18/19	EUR	100	136,810
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (b)	USD	16	17,080
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)		31	31,930
SPX Corp., 6.88%, 9/01/17		30	34,050

			272,130
Media — 5.5%
AMC Networks, Inc.:
7.75%, 7/15/21		60	67,650
4.75%, 12/15/22		19	18,905
Cablevision Systems Corp., 5.88%, 9/15/22		95	96,900
Catalina Marketing Corp., 11.63%, 10/01/17 (b)(i)		77	80,007
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.63%, 2/15/24 (b)		12	12,300
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		75	74,063
5.13%, 2/15/23		60	57,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		70	69,300
Clear Channel Communications, Inc.:
9.00%, 12/15/19		61	64,050
9.00%, 3/01/21		112	116,900
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20		51	55,080
Series B, 6.50%, 11/15/22 (g)		185	197,719
DISH DBS Corp.:
4.25%, 4/01/18		50	52,187
5.13%, 5/01/20		76	79,230
5.88%, 7/15/22		106	113,155
5.00%, 3/15/23		10	10,075
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		25	27,063
Gannett Co., Inc.:
5.13%, 10/15/19 (b)		29	30,341
5.13%, 7/15/20 (b)		15	15,413
6.38%, 10/15/23 (b)		41	43,511
Gray Television, Inc., 7.50%, 10/01/20		53	57,505
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		60	67,800
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		23	25,156
MDC Partners, Inc., 6.75%, 4/01/20 (b)		82	86,305

Corporate Bonds	Par (000)		Value
Media (concluded)
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)	USD	40	$41,600
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		75	79,500
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		28	30,100
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		32	33,760
Radio One, Inc., 9.25%, 2/15/20 (b)		57	60,420
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		45	47,587
Regal Entertainment Group, 5.75%, 2/01/25		18	17,595
Sirius XM Holdings, Inc.:
5.25%, 8/15/22 (b)		12	12,360
4.63%, 5/15/23 (b)		28	26,390
Unitymedia Hessen GmbH & Co. KG, 7.50%, 3/15/19		230	249,550
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	135	214,774
Univision Communications, Inc.:
8.50%, 5/15/21 (b)	USD	75	83,063
6.75%, 9/15/22 (b)		17	18,806
5.13%, 5/15/23 (b)		19	19,428
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	125	183,315

			2,636,613
Metals & Mining — 3.5%
ArcelorMittal:
4.25%, 2/25/15	USD	48	49,020
6.13%, 6/01/18		111	121,684
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	100	143,001
First Quantum Minerals Ltd., 6.75%, 2/15/20 (b)	USD	55	55,687
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)		69	72,623
Global Brass & Copper, Inc., 9.50%, 6/01/19		50	57,750
Kaiser Aluminum Corp., 8.25%, 6/01/20		45	50,737
Novelis, Inc., 8.75%, 12/15/20 (g)		365	407,887
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		45	48,544
S&B Minerals Finance Sca S&B Industrial Minerals North America Inc, 9.25%, 8/15/20	EUR	100	154,642
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	45	48,937
5.25%, 4/15/23		33	33,577
Taseko Mines Ltd., 7.75%, 4/15/19		90	91,800
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	60	83,107
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)	USD	226	242,385

			1,661,381
Oil, Gas & Consumable Fuels — 12.4%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		90	96,863
4.88%, 5/15/23		53	53,397
4.88%, 3/15/24		42	41,895
Alpha Natural Resources, Inc.:
3.75%, 12/15/17 (e)		88	73,810
6.25%, 6/01/21		16	12,040
Antero Resources Finance Corp.:
6.00%, 12/01/20		25	26,594
5.38%, 11/01/21 (b)		56	56,840

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc.:
7.00%, 6/15/19	USD	47	$36,307
7.25%, 10/01/20		20	15,300
7.25%, 6/15/21		15	11,325
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		47	50,055
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		34	33,575
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (b)		82	90,405
7.50%, 4/01/20 (b)		103	113,557
Berry Petroleum Co. LLC:
6.75%, 11/01/20		10	10,550
6.38%, 9/15/22		20	20,700
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		72	76,860
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		49	51,450
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		50	53,625
7.50%, 9/15/20		50	55,000
Chaparral Energy, Inc., 7.63%, 11/15/22		40	43,300
Chesapeake Energy Corp.:
7.25%, 12/15/18		31	36,115
6.63%, 8/15/20		73	81,943
6.88%, 11/15/20		30	34,050
5.75%, 3/15/23		67	70,936
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		93	99,045
Concho Resources, Inc.:
6.50%, 1/15/22		67	73,030
5.50%, 10/01/22		63	65,677
5.50%, 4/01/23		46	47,840
CONSOL Energy, Inc., 8.25%, 4/01/20		20	21,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		57	59,565
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		82	86,920
Denbury Resources, Inc., 4.63%, 7/15/23		25	23,250
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		78	84,240
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (b)		120	125,100
El Paso LLC, 7.75%, 1/15/32		88	94,118
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		35	38,063
7.75%, 6/15/19		53	56,843
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		40	46,250
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		80	86,400
EXCO Resources, Inc., 7.50%, 9/15/18		50	50,250
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		9	9,315
Halcon Resources Corp.:
9.75%, 7/15/20 (b)		10	10,750
8.88%, 5/15/21		72	74,700
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)		12	13,050
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		64	70,080
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (b)		30	30,563
Kinder Morgan, Inc., 5.00%, 2/15/21 (b)		39	39,055
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		88	97,570
5.50%, 2/01/22		33	33,784

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	70	$77,263
7.38%, 5/01/22		85	94,350
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		25	24,937
Linn Energy LLC/Linn Energy Finance Corp.:
7.25%, 11/01/19 (b)		53	55,253
8.63%, 4/15/20		87	94,504
7.75%, 2/01/21		20	21,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.50%, 8/15/21		50	54,000
6.25%, 6/15/22		70	75,600
MEG Energy Corp., 7.00%, 3/31/24 (b)		150	158,625
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		32	33,760
Newfield Exploration Co.:
6.88%, 2/01/20		25	26,625
5.63%, 7/01/24		25	25,937
Northern Oil and Gas, Inc., 8.00%, 6/01/20		53	56,313
Oasis Petroleum, Inc.:
7.25%, 2/01/19		40	42,800
6.50%, 11/01/21		50	53,750
6.88%, 3/15/22 (b)		31	33,557
6.88%, 1/15/23		40	43,400
Offshore Group Investment Ltd., 7.50%, 11/01/19		193	205,545
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		42	44,310
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		16	17,360
Peabody Energy Corp.:
6.00%, 11/15/18		49	51,389
6.50%, 9/15/20		25	25,813
6.25%, 11/15/21		50	50,125
7.88%, 11/01/26		85	87,125
4.75%, 12/15/66 (e)		49	39,629
Penn Virginia Corp., 8.50%, 5/01/20		31	34,487
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.38%, 6/01/20		54	60,615
Precision Drilling Corp., 6.63%, 11/15/20		15	16,050
QEP Resources, Inc.:
5.38%, 10/01/22		56	56,280
5.25%, 5/01/23		30	29,850
Range Resources Corp.:
6.75%, 8/01/20		31	33,480
5.00%, 8/15/22		13	13,260
5.00%, 3/15/23		60	60,750
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		28	29,120
4.50%, 11/01/23		105	97,650
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		15	16,200
Rosetta Resources, Inc.:
5.63%, 5/01/21		45	46,013
5.88%, 6/01/22		60	61,350
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		177	182,531
5.63%, 4/15/23		100	99,500
Sabine Pass LNG LP, 7.50%, 11/30/16		100	110,500
SandRidge Energy, Inc.:
8.75%, 1/15/20		66	71,115
7.50%, 3/15/21		25	26,687
7.50%, 2/15/23		46	48,760

6	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)	USD	197	$215,715
SM Energy Co.:
6.63%, 2/15/19		25	26,750
6.50%, 11/15/21		50	54,000
6.50%, 1/01/23		20	21,350
5.00%, 1/15/24 (b)		64	62,240
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		37	39,590
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		16	16,720
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		68	71,400
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		50	53,875
Whiting Petroleum Corp.:
6.50%, 10/01/18		30	31,575
5.00%, 3/15/19		78	82,485

			5,947,043
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		74	78,995
Clearwater Paper Corp.:
7.13%, 11/01/18		20	21,300
4.50%, 2/01/23		38	36,575
NewPage Corp., 11.38%, 12/31/14 (a)(h)		122	—
PH Glatfelter Co., 5.38%, 10/15/20		40	41,200
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		25	25,937
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		45	47,700

			251,707
Pharmaceuticals — 1.3%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(d)		22	22,660
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		33	33,536
Endo Finance LLC, 5.75%, 1/15/22 (b)		45	46,125
Endo Health Solutions, Inc., 7.25%, 1/15/22		12	12,990
Forest Laboratories, Inc.:
4.38%, 2/01/19 (b)		70	73,675
5.00%, 12/15/21 (b)		46	48,645
Omnicare, Inc., 3.75%, 4/01/42 (e)		48	72,090
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		36	38,970
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		22	24,227
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		20	21,350
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		174	191,400
7.50%, 7/15/21 (b)		22	24,750

			610,418
Professional Services — 0.3%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	153,953
Real Estate Investment Trusts (REITs) — 0.8%
DuPont Fabros Technology LP, 5.88%, 9/15/21	USD	10	10,575
Felcor Lodging LP:
6.75%, 6/01/19		31	33,286
5.63%, 3/01/23		29	29,363
The Geo Group, Inc., 5.88%, 1/15/22		45	46,237
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (b)		26	26,683
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		20	31,288

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
iStar Financial, Inc.:
3.00%, 11/15/16 (e)	USD	112	$158,130
4.88%, 7/01/18		44	45,100

			380,662
Real Estate Management & Development — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	38,000
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		50	56,125
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		44	47,520
Realogy Group LLC:
7.88%, 2/15/19 (b)		66	71,197
7.63%, 1/15/20 (b)		30	33,375
9.00%, 1/15/20 (b)		45	51,413
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		115	115,575
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	140,521
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	45	45,450
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(h)		15	—

			599,176
Road & Rail — 0.1%
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		34	34,510
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		24	24,600
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)		85	85,425

			110,025
Software — 2.7%
Audatex North America, Inc.:
6.00%, 6/15/21 (b)		70	74,725
6.13%, 11/01/23 (b)		30	31,913
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		40	42,100
Epicor Software Corp., 8.63%, 5/01/19		90	98,437
First Data Corp.:
7.38%, 6/15/19 (b)		115	123,625
8.25%, 1/15/21 (b)		70	75,950
11.25%, 1/15/21		5	5,706
10.63%, 6/15/21		108	121,500
11.75%, 8/15/21		40	42,000
Infor US, Inc., 9.38%, 4/01/19		157	176,821
Interactive Data Corp., 10.25%, 8/01/18 (g)		240	259,500
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		27	27,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		120	119,400
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		101	112,110

			1,310,787
Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		70	78,400
Claire’s Stores, Inc., 7.75%, 6/01/20 (b)		77	59,290
CST Brands, Inc., 5.00%, 5/01/23		56	55,020
Guitar Center, Inc.:
6.50%, 4/15/19 (b)		45	44,775
9.63%, 4/15/20 (b)		30	29,775
Limited Brands, Inc., 5.63%, 2/15/22		20	21,125
Michaels Stores, Inc., 7.75%, 11/01/18		35	37,406

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)	USD	147	$161,516
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (b)(d)		28	28,665
Party City Holdings, Inc., 8.88%, 8/01/20		32	35,640
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (b)(d)		27	27,911
Penske Automotive Group, Inc., 5.75%, 10/01/22		84	87,780
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		60	61,050
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,756

			741,109
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 6.88%, 5/01/22		20	21,950
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)		15	16,313
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		59	61,360
The William Carter Co., 5.25%, 8/15/21 (b)		34	34,977

			134,600
Thrifts & Mortgage Finance — 0.1%
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		30	30,900
Trading Companies & Distributors — 1.8%
Air Lease Corp., 4.50%, 1/15/16		90	94,725
Aircastle Ltd.:
6.75%, 4/15/17		55	61,119
6.25%, 12/01/19		38	41,040
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		75	77,625
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		90	97,875
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		31	32,783
H&E Equipment Services, Inc., 7.00%, 9/01/22		79	86,900
United Rentals North America, Inc.:
7.38%, 5/15/20		40	44,150
8.25%, 2/01/21		107	119,706
7.63%, 4/15/22		55	61,669
5.75%, 11/15/24		155	156,163

			873,755
Transportation Infrastructure — 0.3%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	148,801
Wireless Telecommunication Services — 4.1%
Digicel Group Ltd., 8.25%, 9/30/20 (b)	USD	240	256,200
Digicel Ltd., 6.00%, 4/15/21 (b)		332	339,470
DigitalGlobe, Inc., 5.25%, 2/01/21		72	71,100
Sprint Capital Corp., 8.75%, 3/15/32		45	49,500
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		170	207,825
7.00%, 3/01/20 (b)		234	269,685
Sprint Corp.:
7.88%, 9/15/23 (b)		258	283,800
7.13%, 6/15/24 (b)		100	105,000
T-Mobile USA, Inc.:
6.63%, 4/28/21		175	188,125

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
6.13%, 1/15/22	USD	30	$31,425
6.73%, 4/28/22		80	85,700
6.50%, 1/15/24		55	57,613

			1,945,443
Total Corporate Bonds — 79.0%			37,953,324

Floating Rate Loan Interests (f)
Aerospace & Defense — 0.4%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		218	212,866
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 5.50%, 3/19/21		33	33,003
Ceva Intercompany BV, Dutch BV Term Loan, 5.50%, 3/19/21		35	34,803
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 5.50%, 3/19/21		6	6,001
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 5.50%, 3/19/21		48	48,005

			121,812
Airlines — 0.4%
American Airlines, Term Loan, 0.00%, 12/31/49 (c)		85	37,060
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		32	31,790
Genesee & Wyoming Inc. (RP Acquisition Co. Two), Term Loan, 1.90%, 10/02/17		43	43,249
Northwest Airlines, Inc.:
B757-300 (2 Msn 32984 N550Nw), 1.56%, 3/10/17		14	12,791
B757-300 (2 Msn 32984 N584Nw), 2.18%, 3/10/17		15	14,835
Loan B757-200 (1 Msn 26501 N554NW), 1.56%, 9/10/18		14	13,502
Loan B757-200 (2) (1 Msn 26498 N551Nw), 1.56%, 9/10/18		14	12,791
Loan B757-300 (2) (2 Msn 32983 N583Nw), 2.18%, 3/10/17		15	14,190

			180,208
Auto Components — 0.3%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10%, 12/29/14		112	111,243
Tranche C Term Loan, 2.10%, 12/28/15		53	52,857

			164,100
Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		155	154,839
Capital Markets — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		50	49,703
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		6	5,614

			55,317

8	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	191	$187,278
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		10	9,925
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		35	35,711

			232,914
Commercial Services & Supplies — 0.2%
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		10	9,977
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		70	69,603
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		15	14,569

			94,149
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19		287	287,771
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		49	49,140
Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA):
Dollar Term Loan, 4.25%, 12/17/19		30	30,019
Incremental Term Loan B, 3.00%, 12/17/19		25	24,989
Tekni-Plex, Inc., Term Loan, 4.75%, 8/10/19		33	33,496

			88,504
Electric Utilities — 0.1%
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		35	34,886
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		30	30,660
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		20	20,413

			51,073
Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance S.A., Initial Term B Loan, 3.50%, 3/19/21		55	54,993
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		115	115,595
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		29	28,531
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		59	58,365

			202,491
Hotels, Restaurants & Leisure — 3.4%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		818	827,880
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		296	296,714
LA Quinta Intermediate Holdings LLC, Initial Term Loan, 3.00%, 2/19/21		180	179,888

Floating Rate Loan Interests (f)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20	USD	85	$84,641
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		39	38,982
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		104	104,080
Travelport LLC (FKA Travelport, Inc.), Tranche 2 Loan, 4.00% - 4.38%, 12/01/16 (d)		88	90,077

			1,622,262
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		49	48,852
Internet Software & Services — 0.5%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		221	221,223
Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		44	43,824
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		44	43,529
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C (USD), 3.25% - 4.25%, 1/27/17		5	5,018
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		47	47,493

			96,040
Media — 1.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 6.00%, 3/06/20		220	222,292
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		24	24,081
Tranche C Term Loan, 3.80%, 1/29/16		16	16,035
Tranche D Term Loan, 6.90%, 1/30/19		264	258,250
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		80	79,720
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/08/20		40	39,893

			640,271
Metals & Mining — 0.4%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		50	50,490
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.25% - 4.25%, 6/28/19		147	147,761

			198,251
Oil, Gas & Consumable Fuels — 0.5%
American Energy - Utica LLC, Term Loan (Second Lien), 0.00% - 11.00%, 9/30/18		122	129,413
Arch Coal, Inc., Term Loan, 5.00% - 6.25%, 5/16/18		50	49,224
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		40	40,867

			219,504

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17	USD	45		$45,450
Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		68		67,956
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		37		37,202
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 4.40%, 10/10/16		12		12,536
Software — 0.5%
First Data Corp., 2018 Dollar Term Loan, 4.15%, 3/23/18		105		105,175
Kronos, Inc., Initial Term Loan (Second Lien), 8.50% - 9.75%, 4/30/20		110		113,675

				218,850
Specialty Retail — 0.2%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		75		75,007
Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		80		78,802
Trading Companies & Distributors — 0.3%
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		157		156,936
Total Floating Rate Loan Interests — 12.0%				5,768,029

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(f)		113		114,344

Other Interests (a)(j)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow		150		1,313
Lear Corp., Escrow		100		875

				2,188
Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (h)		110		26,125
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (h)		30		7,125

				33,250
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (acquired 4/03/06, cost $48,824) (k)		—	(l)	77,800
Total Other Interests — 0.2%				113,238

Preferred Securities
Capital Trusts	Par (000)		Value
Banks — 0.1%
Citigroup, Inc., Series D, 5.35% (f)(m)	USD	30	$27,825
Diversified Financial Services — 0.7%
Bank of America Corp., Series U, 5.20% (f)(m)		66	62,040
JPMorgan Chase & Co., Series Q, 5.15% (f)(m)		25	23,437
JPMorgan Chase & Co., Series S, 6.75% (f)(m)		117	123,143
JPMorgan Chase & Co., Series U, 6.13% (f)(m)		119	117,132

			325,752
Total Capital Trusts — 0.8%			353,577

Preferred Stocks		Shares
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 0.07% (e)		300	21,723
Capital Markets — 0.0%
State Street Corp., 5.90% (f)		615	15,922
Diversified Financial Services — 0.1%
Ally Financial, Inc., 0.05% (f)		1,284	35,117
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 1.44% (e)		30	33,120
Total Preferred Stocks — 0.2%			105,882
Trust Preferreds
Diversified Financial Services — 1.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		24,676	673,655
RBS Capital Funding Trust VII, Series G, 6.08% (m)		2,160	48,060
Total Trust Preferreds — 1.5%			721,715
Total Preferred Securities — 2.5%			1,181,174
Total Long-Term Investments (Cost — $47,237,683) — 102.5%			49,245,335

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (n)(o)		572,696	572,696
Total Short-Term Securities (Cost — $572,696) — 1.2%			572,696
Total Investments (Cost — $47,810,379) — 103.7%			49,818,031
Liabilities in Excess of Other Assets — (3.7)%			(1,765,034)

Net Assets — 100.0%			$48,052,997

10	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,862,045

Gross unrealized appreciation	$2,730,947
Gross unrealized depreciation	(774,961)

Net unrealized appreciation	$1,955,986

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Convertible security.
(f)	Variable rate security. Rate shown is as of report date.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $77,800 and original cost of $48,824 which was 0.2% of its net assets.
(l)	Amount is less than $500.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,084,123	(511,427)	572,696	$169

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.58%	6/11/13	Open	$368,000	$369,737
Deutsche Bank Securities, Inc.	0.58%	9/09/13	Open	147,000	147,483
Barclays Capital, Inc.	0.60%	10/31/13	Open	293,263	294,005
Deutsche Bank Securities, Inc.	0.58%	11/05/13	Open	206,000	206,488
Deutsche Bank Securities, Inc.	0.58%	11/05/13	Open	237,000	237,561
Total				$1,251,263	$1,255,274

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(16)	S&P 500 E-Mini Futures	Merrill Lynch, Pierce, Fenner & Smith, Inc.	June 2014	USD	1,491,600	$(19,834)

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,000	USD	16,514	Citibank N.A.	4/22/14	$17
USD	21,871	CAD	24,000	Barclays Bank PLC	4/22/14	173
USD	118,978	EUR	88,000	Barclays Bank PLC	4/22/14	(2,250)
USD	94,734	EUR	70,000	Barclays Bank PLC	4/22/14	(1,697)
USD	27,069	EUR	20,000	Barclays Bank PLC	4/22/14	(483)
USD	32,911	EUR	24,000	Barclays Bank PLC	4/22/14	(151)
USD	136,720	EUR	100,000	Citibank N.A.	4/22/14	(1,039)
USD	128,100	EUR	93,000	Deutsche Bank AG	4/22/14	(47)
USD	135,410	EUR	100,000	Goldman Sachs Bank USA	4/22/14	(2,348)
USD	81,198	EUR	60,000	Goldman Sachs Bank USA	4/22/14	(1,458)
USD	126,831	EUR	93,000	Goldman Sachs Bank USA	4/22/14	(1,285)
USD	4,108,492	EUR	3,021,579	Royal Bank of Scotland PLC	4/22/14	(53,997)
Total						$(64,565)

•	OTC credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	$4,489	$2,148	$2,341
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	4,489	2,370	2,119
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	9	4,489	2,407	2,082
Total						$13,467	$6,925	$6,542

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	9	$(3,351)	$(979)	$(2,372)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	9	(3,351)	(978)	(2,373)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC-	USD	9	(3,351)	(802)	(2,549)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	25	(5,745)	(2,663)	(3,082)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	47	(10,924)	(10,116)	(808)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	13	(3,028)	(2,431)	(597)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	11	(2,982)	(1,516)	(1,466)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	63	(17,278)	(8,619)	(8,659)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	53	(14,427)	(9,314)	(5,113)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	19	(5,280)	(3,576)	(1,704)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	19	(5,280)	(3,576)	(1,704)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/16	CCC-	USD	13	(3,548)	(2,179)	(1,369)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	8	(2,050)	(1,189)	(861)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	97	(30,459)	(18,929)	(11,530)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	70	(22,018)	(13,495)	(8,523)

12	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	6/20/16	CCC-	USD	35	$(11,059)	$(6,999)	$(4,060)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	27	(8,632)	(4,459)	(4,173)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	111	(38,296)	(20,613)	(17,683)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	175	(71,843)	(64,712)	(7,131)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	41	(16,796)	(10,666)	(6,130)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	36	(14,664)	(8,287)	(6,377)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	24	(9,779)	(5,877)	(3,902)
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	BB-	USD	28	3,865	3,039	826
Total							$(300,276)	$(198,936)	$(101,340)

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$3,003,322	$1,067,552	$44,352	$4,115,226
Corporate Bonds	—	37,680,538	272,786	37,953,324
Floating Rate Loan Interests	—	5,018,363	749,666	5,768,029
Non-Agency Mortgage-Backed Securities	—	114,344	—	114,344
Other Interests	—	35,438	77,800	113,238
Preferred Securities	794,477	386,697	—	1,181,174
Short-Term Securities	572,696	—	—	572,696
Total	$4,370,495	$44,302,932	$1,144,604	$49,818,031

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	13

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$7,368	—	$7,368
Foreign currency exchange contracts	—	190	—	190
Liabilities:
Credit contracts	—	(102,166)	—	(102,166)
Equity contracts	$(19,834)	—	—	(19,834)
Foreign currency exchange contracts	—	(64,755)	—	(64,755)
Total	$(19,834)	$(159,363)	—	$(179,197)

[1]    Derivative financial instruments are financial futures contracts, forward foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation/ depreciation on the instrument.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$10,192	—	—	$10,192
Cash pledged for financial futures contracts	99,000	—	—	99,000
Liabilities:
Reverse repurchase agreements	—	$(1,255,274)	—	(1,255,274)
Bank overdraft	—	(180,710)	—	(180,710)
Total	$109,192	$(1,435,984)	—	$(1,326,792)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2013	$475,147	$408,352	$446,227	$113,640	$71,138	$1,514,504
Transfers into Level 3[2]	—	—	385,964	—	—	385,964
Transfers out of Level 3[2]	(430,267)	(133,250)	(70,400)	(113,640)	(2,188)	(749,745)
Accrued discounts/premiums	—	—	1,185	—	—	1,185
Net realized gain (loss)	—	(250,000)	11,621	—	—	(238,379)
Net change in unrealized appreciation/depreciation[3]	(528)	253,000	5,094	—	8,850	266,416
Purchases	—	—	82,708	—	—	82,708
Sales	—	(5,316)	(112,733)	—	—	(118,049)
Closing Balance, as of March 31, 2014	$44,352	$272,786	$749,666	—	$77,800	$1,144,604

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[3]	$(528)	$3,000	$5,094	—	$8,850	$16,416

[2]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014 the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $730,603 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
The Boeing Co.	11,500	$1,443,135
Rockwell Collins, Inc.	9,300	740,931

		2,184,066
Airlines — 2.3%
Delta Air Lines, Inc.	39,800	1,379,070
United Continental Holdings, Inc. (a)	59,889	2,672,846

		4,051,916
Auto Components — 2.4%
BorgWarner, Inc.	19,940	1,225,712
TRW Automotive Holdings Corp. (a)	36,402	2,971,131

		4,196,843
Banks — 12.6%
Bank of America Corp.	301,339	5,183,031
Citigroup, Inc.	88,793	4,226,547
JPMorgan Chase & Co.	96,165	5,838,177
SunTrust Banks, Inc.	59,900	2,383,421
U.S. Bancorp	114,975	4,927,829

		22,559,005
Biotechnology — 2.6%
Amgen, Inc.	15,300	1,887,102
Biogen Idec, Inc. (a)	9,210	2,817,063

		4,704,165
Capital Markets — 1.3%
The Goldman Sachs Group, Inc.	14,599	2,392,046
Chemicals — 1.0%
Cabot Corp.	12,749	752,956
The Dow Chemical Co.	21,500	1,044,685

		1,797,641
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	28,850	1,223,240
Communications Equipment — 2.3%
Brocade Communications Systems, Inc. (a)(b)	79,000	838,190
Cisco Systems, Inc.	142,800	3,200,148

		4,038,338
Consumer Finance — 2.2%
Discover Financial Services	69,000	4,015,110
Containers & Packaging — 1.2%
Packaging Corp. of America	30,541	2,149,170
Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	25,900	1,205,127
TE Connectivity Ltd.	21,900	1,318,599

		2,523,726
Energy Equipment & Services — 4.0%
Halliburton Co.	35,200	2,072,928

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Oceaneering International, Inc.	15,450	$1,110,237
Schlumberger Ltd.	41,000	3,997,500

		7,180,665
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	67,975	5,088,609
Safeway, Inc.	4,875	180,083

		5,268,692
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	40,600	2,498,524
Health Care Providers & Services — 5.4%
Aetna, Inc.	35,700	2,676,429
McKesson Corp.	17,100	3,019,347
UnitedHealth Group, Inc.	27,000	2,213,730
Universal Health Services, Inc., Class B	21,852	1,793,394

		9,702,900
Household Durables — 1.0%
Whirlpool Corp.	11,940	1,784,552
Industrial Conglomerates — 3.1%
3M Co.	36,125	4,900,717
General Electric Co.	26,625	689,321

		5,590,038
Insurance — 4.7%
American International Group, Inc.	85,800	4,290,858
Genworth Financial, Inc., Class A (a)	101,100	1,792,503
The Travelers Cos., Inc.	28,100	2,391,310

		8,474,671
Internet Software & Services — 5.2%
AOL, Inc. (a)	20,100	879,777
Google, Inc., Class A (a)	5,545	6,179,958
VeriSign, Inc. (a)(b)	28,200	1,520,262
Yahoo!, Inc. (a)	20,800	746,720

		9,326,717
IT Services — 4.3%
Alliance Data Systems Corp. (a)	4,100	1,117,045
Cognizant Technology Solutions Corp., Class A (a)	31,000	1,568,910
MasterCard, Inc., Class A	54,400	4,063,680
Total System Services, Inc.	29,290	890,709

		7,640,344
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	43,500	2,432,520
Machinery — 2.5%
Ingersoll-Rand PLC	20,800	1,190,592
Kennametal, Inc.	11,900	527,170
Parker Hannifin Corp.	12,778	1,529,654

Portfolio Abbreviation
ADR American Depositary Receipts

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
WABCO Holdings, Inc. (a)	10,800	$1,140,048

		4,387,464
Media — 3.5%
Comcast Corp., Class A	96,400	4,821,928
Twenty-First Century Fox, Inc., Class A	44,038	1,407,895

		6,229,823
Multiline Retail — 1.0%
Macy’s, Inc.	20,200	1,197,658
Nordstrom, Inc.	8,275	516,774

		1,714,432
Oil, Gas & Consumable Fuels — 5.8%
BP PLC — ADR	36,800	1,770,080
Chevron Corp.	4,070	483,964
Exxon Mobil Corp.	6,850	669,108
Marathon Petroleum Corp.	27,648	2,406,482
PBF Energy, Inc., Class A	35,138	906,560
Suncor Energy, Inc.	93,760	3,277,850
Tesoro Corp.	17,118	866,000

		10,380,044
Paper & Forest Products — 0.6%
Domtar Corp.	9,900	1,110,978
Pharmaceuticals — 6.3%
Eli Lilly & Co.	25,925	1,525,945
Johnson & Johnson	7,400	726,902
Merck & Co., Inc.	80,590	4,575,094
Pfizer, Inc.	139,150	4,469,498

		11,297,439
Road & Rail — 0.5%
Norfolk Southern Corp.	4,700	456,699
Union Pacific Corp.	2,400	450,384

		907,083
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	87,020	1,776,948
Software — 2.8%
Activision Blizzard, Inc.	29,500	602,980

Common Stocks	Shares	Value
Software (concluded)
CA, Inc.	9,025	$279,504
Microsoft Corp.	27,500	1,127,225
Oracle Corp.	56,500	2,311,415
Symantec Corp.	34,300	684,971

		5,006,095
Specialty Retail — 3.7%
Lowe’s Cos., Inc.	89,500	4,376,550
Ross Stores, Inc.	31,100	2,225,205

		6,601,755
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	6,000	3,220,440
EMC Corp.	121,200	3,322,092
NetApp, Inc.	28,748	1,060,801
Western Digital Corp.	21,220	1,948,420

		9,551,753
Trading Companies & Distributors — 0.2%
MRC Global, Inc. (a)	13,700	369,352
Total Long-Term Investments (Cost — $131,178,581) — 97.8%		175,068,055

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	3,873,587	3,873,587

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$1,725	1,724,680
Total Short-Term Securities (Cost — $5,598,267) — 3.2%		5,598,267
Total Investments (Cost — $136,776,848*) — 101.0%		180,666,322
Liabilities in Excess of Other Assets — (1.0)%		(1,707,351)

Net Assets — 100.0%		$178,958,971

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$137,790,938

Gross unrealized appreciation	$44,177,047
Gross unrealized depreciation	(1,301,663)

Net unrealized appreciation	$42,875,384

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,387,873	1,485,714	3,873,587	$334
BlackRock Liquidity Series, LLC, Money Market Series	$1,077,665	$647,015	$1,724,680	$203

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$175,068,055	—	—	$175,068,055
Short-Term Securities	3,873,587	$1,724,680	—	5,598,267
Total	$178,941,642	$1,724,680	—	$180,666,322

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(403)	—	$(403)
Collateral on securities loaned at value	—	(1,724,680)	—	(1,724,680)
Total	—	$(1,725,083)	—	$(1,725,083)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2014	3

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.7%
Citibank N.A., 0.23%, 8/06/14	$2,000	$2,000,000
Wells Fargo Bank N.A., 0.22%, 11/26/14 (a)	2,000	2,000,000

		4,000,000
Euro — 0.7%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	1,000	1,000,000
Yankee (b) — 23.2%
Australia and New Zealand Banking Group Ltd., New York, 0.22%, 2/25/15 (a)	1,000	1,000,000
Bank of Montreal, Chicago:
0.23%, 9/05/14 (a)	1,500	1,500,000
0.22%, 1/08/15 (a)	1,000	1,000,000
Bank of Nova Scotia, Houston:
0.28%, 8/08/14 (a)	1,000	1,000,000
0.21%, 9/10/14 (a)	1,000	1,000,000
0.49%, 1/14/15 (a)	200	200,379
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.39%, 5/13/14	450	450,084
BNP Paribas S.A., New York, 0.65%, 6/03/14	500	500,349
Canadian Imperial Bank of Commerce, New York, 0.29%, 9/02/14 (a)	2,625	2,625,000
Credit Suisse, New York:
0.26%, 4/22/14	1,500	1,500,000
0.31%, 6/06/14 (a)	500	500,000
Deutsche Bank A.G., New York:
0.25%, 4/30/14 (a)	2,000	2,000,000
0.30%, 8/22/14 (a)	1,000	1,000,000
Mizuho Bank Ltd., New York:
0.23%, 4/02/14	250	250,000
0.23%, 8/27/14	1,000	999,918
National Australia Bank Ltd., New York, 0.24%, 8/08/14 (a)	1,000	1,000,041
National Bank of Canada, New York:
0.29%, 4/11/14 (a)	900	900,000
0.35%, 8/21/14	500	500,196
0.26%, 12/19/14	1,500	1,500,000
Natixis, New York, 0.28%, 6/04/14 (a)	1,800	1,799,921
Rabobank Nederland N.V., New York:
0.27%, 9/16/14 (a)	2,000	2,000,000
0.35%, 1/12/15	1,000	1,000,000
0.28%, 3/17/15 (a)	1,000	1,000,000
Royal Bank of Canada, New York:
0.27%, 10/10/14 (a)	1,000	1,000,000
0.24%, 10/23/14	750	750,000
0.25%, 1/21/15 (a)	1,500	1,500,000
Skandinaviska Enskilda Banken AB, New York, 0.25%, 7/14/14	1,000	1,000,000
Societe Generale, New York, 0.33%, 6/04/14 (a)	1,000	1,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.22%, 4/04/14	1,000	1,000,000
UBS AG, Stamford, 0.21%, 6/05/14 (a)	750	750,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Westpac Banking Corp., New York, 0.23%, 8/28/14 (a)	$2,000	$2,000,000

		34,225,888
Total Certificates of Deposit — 26.6%		39,225,888

Commercial Paper
Aspen Funding Corp., 0.34%, 8/29/14 (c)	1,000	998,583
Bedford Row Funding Corp.:
0.25%, 11/03/14 (c)	1,500	1,497,750
0.25%, 11/05/14 (c)	1,000	998,486
BNP Paribas Finance, Inc.:
0.33%, 6/06/14 (c)	2,000	1,998,790
0.30%, 7/07/14 (c)	400	399,677
Cafco LLC, 0.24%, 8/19/14 (c)	1,500	1,498,600
Caisse Central Desjardins Du Quebec, 0.22%, 4/04/14 (c)	1,000	999,982
Cancara Asset Securitisation LLC, 0.18%, 4/02/14 (c)	1,500	1,499,993
Collateralized Commercial Paper Co. LLC:
0.30%, 8/12/14 (c)	2,000	1,997,783
0.28%, 9/24/14 (c)	1,000	998,631
Commonwealth Bank of Australia:
0.23%, 9/11/14 (a)	600	600,032
0.24%, 11/24/14 (a)	1,500	1,500,000
Credit Agricole North America, Inc., 0.11%, 4/03/14 (c)	5,000	4,999,969
Deutsche Bank Financial LLC, 0.25%, 6/27/14 (c)	1,000	999,396
Erste Abwicklungsanstalt, 0.09%, 4/02/14 (c)	4,240	4,239,989
General Electric Capital Corp., 0.20%, 8/04/14 (c)	1,500	1,498,958
Gotham Funding Corp.:
0.15%, 4/09/14 (c)	1,500	1,499,950
0.13%, 4/17/14 (c)	2,000	1,999,884
HSBC Bank PLC:
0.25%, 9/09/14 (a)(d)	1,000	1,000,000
0.26%, 9/11/14 (a)	1,000	1,000,000
0.25%, 11/19/14 (a)	1,500	1,500,000
ING US Funding LLC, 0.28%, 8/01/14 (c)	1,500	1,498,577
Jupiter Securitization Co. LLC:
0.24%, 4/03/14 (c)	2,000	1,999,973
0.23%, 6/02/14 (c)	3,000	2,998,812
Kells Funding LLC:
0.21%, 6/04/14 (a)	1,500	1,500,000
0.24%, 10/14/14 (a)(d)	1,000	1,000,000
0.25%, 2/13/15 (a)(d)	1,500	1,500,089
Manhattan Asset Funding Co. LLC, 0.15%, 4/17/14 (c)	1,300	1,299,913
Nieuw Amsterdam Receivables Corp., 0.14%, 5/19/14 (c)	5,000	4,999,067
Nordea Bank AB, 0.24%, 8/12/14 (c)	1,500	1,498,670

Portfolio Abbreviations

IDRB	Industrial Development Revenue	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
	Bond	RB	Revenue Bonds

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Old Line Funding LLC:
0.23%, 6/09/14 (c)	$500	$499,780
0.23%, 9/15/14 (c)	1,000	998,933
Rabobank USA Financial Corp., 0.29%, 5/08/14 (c)	1,500	1,499,553
Rhein-Main Securitisation Ltd., 0.22%, 4/15/14 (c)	450	449,961
Skandinaviska Enskilda Banken AB:
0.28%, 4/09/14 (c)	1,000	999,939
0.28%, 5/07/14 (c)	900	899,753
Societe Generale North America, Inc., 0.25%, 5/02/14 (c)	2,500	2,499,473
Sumitomo Mitsui Banking Corp.:
0.20%, 5/02/14 (c)	300	299,948
0.24%, 8/06/14 (c)	3,500	3,497,037
Thunder Bay Funding LLC, 0.24%, 4/01/14 (c)	1,500	1,500,000
Westpac Banking Corp., 0.27%, 7/09/14 (a)	1,045	1,045,000
Total Commercial Paper — 45.0%		66,210,931

Corporate Notes
Bank of Montreal, 0.71%, 4/29/14 (a)	135	135,047
Commonwealth Bank of Australia:
0.51%, 9/17/14 (a)(d)	1,000	1,001,405
3.50%, 3/19/15 (a)(d)	800	824,055
National Australia Bank Ltd., 2.00%, 3/09/15	1,500	1,522,926
Svenska Handelsbanken AB, 0.27%, 9/15/14 (a)(d)	1,200	1,200,000
Toronto-Dominion Bank, 0.54%, 7/14/14 (a)	565	565,518
Total Corporate Notes — 3.6%		5,248,951

Municipal Bonds (e)
Catawba County RB (Catawba Valley Medical Center Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 4/07/14	4,285	4,285,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 4/07/14	3,000	3,000,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 4/07/14	1,640	1,640,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.07%, 4/07/14	3,600	3,600,000
Total Municipal Bonds — 8.5%		12,525,000

Time Deposits — 1.4%
ING Bank N.V., 0.10%, 4/02/14	2,000	2,000,000

U.S. Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15	1,000	999,771

U.S. Government Sponsored Agency Obligations(a)	Par (000)	Value
Freddie Mac Variable Rate Notes, 0.14%, 11/25/15	$1,000	$1,000,000
Total U.S. Government Sponsored Agency Obligations — 1.4%		1,999,771

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.10%, 1/08/15	1,000	999,193
0.13%, 3/05/15	1,500	1,498,240
U.S. Treasury Notes:
0.25%, 4/30/14	4,465	4,465,318
0.25%, 1/31/15	1,000	1,000,782
Total U.S. Treasury Obligations — 5.4%		7,963,533

Repurchase Agreements
Barclays Capital, Inc., 0.23%, 6/10/14 (Purchased on 3/10/14 to be repurchased at $1,000,588, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.35% due from 10/15/40 to 2/16/44, aggregate original par and fair value of $4,626,171 and $1,070,000, respectively)	1,000	1,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,070,000)		1,000,000
Deutsche Bank Securities, Inc., 0.12%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $9,569,032, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.30% due from 11/15/40 to 6/15/43, aggregate original par and fair value of $44,881,340 and $10,238,830, respectively)	9,569	9,569,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $10,238,830)		9,569,000
Mizuho Securities USA, Inc. 1.12%, 5/02/14 (e) (Purchased on 3/04/13 to be repurchased at $1,722,425, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 1.74% to 6.00% due from 10/25/37 to 11/15/42, aggregate original par and fair value of $2,933,535 and $2,121,732, respectively)	1,700	1,700,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $2,121,732)		1,700,000
Wells Fargo Securities LLC, 0.47%, 4/16/14 (Purchased on 1/07/14 to be repurchased at $1,201,551, collateralized by various corporate/debt obligations, 0.00% to 7.45% due from 9/26/14 to 11/25/49, aggregate original par and fair value of $1,269,221 and $1,262,587, respectively)	1,200	1,200,000

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.38%, 5/08/14 (Purchased on 2/07/14 to be repurchased at $750,713, collateralized by various corporate/debt obligations, 0.89% to 7.45% due from 8/15/32 to 9/15/43, aggregate original par and fair value of $738,691 and $790,403, respectively)	$750	$750,000
Total Value of Wells Fargo Securities LLC (collateral value of $2,052,990)		1,950,000
Total Repurchase Agreements — 9.6%		14,219,000

Value
Total Investments (Cost — $ 149,393,074*) — 101.5%	$149,393,074
Liabilities in Excess of Other Assets — (1.5)%	(2,171,669)

Net Assets — 100.0%	$147,221,405

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	US dollar denominated security issued by foreign domiciled entity.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$149,393,074	—	$149,393,074
[1] See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.87%, 12/25/33 (a)	USD	23	$20,490
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (b)		92	92,216
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		90	92,869
Series 2012-2, Class C, 2.64%, 10/10/17		115	118,182
Series 2012-3, Class C, 2.42%, 5/08/18		100	102,500
Series 2012-4, Class B, 1.31%, 11/08/17		45	45,294
Series 2012-4, Class C, 1.93%, 8/08/18		70	70,727
Series 2012-5, Class C, 1.69%, 11/08/18		115	115,649
Series 2013-4, Class B, 1.66%, 9/10/18		30	30,099
Series 2013-4, Class C, 2.72%, 9/09/19		20	20,461
Series 2013-4, Class D, 3.31%, 10/08/19		40	41,278
Series 2013-5, Class B, 1.52%, 1/08/19		30	29,839
Series 2013-5, Class C, 2.29%, 11/08/19		15	15,062
Series 2014-1, Class B, 1.68%, 7/08/19		60	59,817
Apidos CDO XVI, Series 2013-16A, Class A1, 1.71%, 1/19/25 (a)(b)		95	94,477
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	67	92,830
Cavalry CLO II, Series 2A, Class B1, 2.24%, 1/17/24 (a)(b)	USD	170	166,221
Cent CLO Ltd., Series 2013-19A, Class A1A, 1.57%, 10/29/25 (a)(b)		250	247,350
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		128	127,889
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)		100	100,036
Series 2013-BA, Class A3, 0.85%, 5/15/18 (b)		85	85,040
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		60	59,984
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		30	29,997
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		30	30,008
Series 2013-BA, Class D, 2.89%, 10/15/20 (b)		25	25,100
Series 2014-AA, Class B, 1.76%, 8/15/19 (b)		30	29,846
Series 2014-AA, Class C, 2.28%, 11/15/19 (b)		40	39,790
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.77%, 9/25/33 (a)		27	25,614
Series 2004-5, Class A, 1.05%, 10/25/34 (a)		32	31,229

Asset-Backed Securities	Par (000)		Value
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.47%, 10/20/43 (a)(b)	USD	85	$82,463
DT Auto Owner Trust, Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		250	256,017
Ford Credit Floorplan Master Owner Trust:
Series 2012-4, Class D, 2.09%, 9/15/16		100	100,547
Series 2012-5, Class C, 2.14%, 9/15/19		100	100,746
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		100	100,700
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)		120	120,180
HLSS Servicer Advance Receivables Trust:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		200	199,600
Series 2014-T1, Class AT1, 1.24%, 1/17/45 (b)		145	145,087
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		60	61,819
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		250	249,895
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		141	141,100
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.75%, 12/25/34 (a)		35	32,540
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.35%, 8/23/27 (a)		130	127,521
Series 2008-3, Class A4, 1.88%, 11/25/24 (a)		135	142,039
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		100	99,395
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.41%, 6/25/35 (a)		65	64,706
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		200	198,000
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.79%, 7/25/33 (a)		56	51,546
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		250	249,787
Series 2013-4A, Class A1, 1.39%, 7/22/25 (a)(b)		250	244,722
PFS Financing Corp., Series 2013-AA, Class B, 1.26%, 2/16/16 (a)(b)		170	170,657

Portfolio Abbreviations
ABS	Asset-Backed Security	GO	General Obligation	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	RB	Revenue Bonds
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	USD	US Dollar
EUR	Euro	OTC	Over-the-counter	WIBOR	Warsaw Interbank Offered Rate
				ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)	USD	73	$72,901
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		100	100,107
Series 2014-1A, Class A2, 0.97%, 3/15/18 (b)		100	99,991
RAAC Trust, Series 2005-SP2, Class 2A, 0.45%, 6/25/44 (a)		170	135,454
RASC Trust, Series 2003-KS5, Class AIIB, 0.73%, 7/25/33 (a)		25	22,239
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		10	9,797
Series 2012-1, Class B, 2.72%, 5/16/16		55	55,373
Series 2012-1, Class C, 3.78%, 11/15/17-10/15/19 (b)		100	103,306
Series 2012-2, Class C, 3.20%, 2/15/18		160	164,216
Series 2012-3, Class B, 1.94%, 12/15/16		160	161,501
Series 2012-3, Class C, 3.01%, 4/16/18		215	221,168
Series 2012-4, Class C, 2.94%, 12/15/17		110	113,321
Series 2012-5, Class B, 1.56%, 8/15/18		105	105,880
Series 2012-5, Class C, 2.70%, 8/15/18		50	51,471
Series 2012-6, Class B, 1.33%, 5/15/17		85	85,469
Series 2012-6, Class C, 1.94%, 3/15/18		90	90,997
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		220	220,651
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		400	401,360
Series 2013-2, Class B, 1.33%, 3/15/18		200	200,814
Series 2013-3, Class B, 1.19%, 5/15/18		180	180,556
Series 2013-4, Class C, 3.25%, 1/15/20		80	83,246
Series 2013-5, Class B, 1.55%, 10/15/18		240	239,508
Series 2013-5, Class C, 2.25%, 6/17/19		115	116,194
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		125	126,300
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		50	51,387
Series 2014-1, Class B, 1.59%, 10/15/18		245	245,296
Series 2014-1, Class C, 2.36%, 4/15/20		110	110,948
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.43%, 4/25/35 (a)		10	9,354
Scholar Funding Trust:
Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		89	89,311
Series 2013-A, Class A, 0.80%, 1/30/45 (a)(b)		309	306,000
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (a)		98	95,981
Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		114	113,090
Series 2005-B, Class A2, 0.41%, 3/15/23 (a)		107	105,125
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		200	212,239
Series 2011-C, Class A2A, 3.41%, 10/17/44 (a)(b)		100	107,851
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		100	107,393
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		58	58,487
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		205	215,244

Asset-Backed Securities	Par (000)		Value
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)	USD	149	$149,785
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		265	274,753
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		310	318,440
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		92	91,731
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		78	78,288
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		100	98,126
Series 2013-B, Class A1, 0.81%, 7/15/22 (a)(b)		180	180,666
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		480	467,573
Series 2013-C, Class A1, 1.01%, 2/15/22 (a)(b)		162	163,117
Series 2013-C, Class A2A, 2.94%, 10/15/31 (b)		135	137,509
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		250	249,735
Series 2005-2, Class A5, 0.33%, 4/27/20 (a)		38	37,521
Series 2008-5, Class A4, 1.94%, 7/25/23 (a)		225	236,233
Series 2013-6, Class A3, 0.81%, 6/26/28 (a)		190	190,757
Series 2013-C, Class A2B, 1.56%, 10/15/31 (a)(b)		100	101,616
Series 2014-A, Class A1, 0.75%, 7/15/22 (a)(b)		100	100,034
SpringCastle America Funding LLC:
Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		276	278,507
Series 2013-1A, Class B, 4.00%, 12/03/24 (b)		188	183,054
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.45%, 1/25/35 (a)		72	67,343
Vibrant CLO Ltd., Series 2012-1A, Class A1, 1.72%, 7/17/24 (a)(b)		500	498,583
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		220	220,247
Series 2012-D, Class A, 2.15%, 4/17/23		265	260,533
Total Asset-Backed Securities — 19.7%			14,352,638

Corporate Bonds
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		100	102,731
5.10%, 1/15/44		75	77,738

			180,469
Airlines — 0.0%
United Continental Holdings, Inc., Series B, 6.00%, 7/15/28		40	36,700
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (b)		20	20,200

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
4.88%, 3/15/19 (b)	USD	25	$25,438
6.00%, 8/01/20 (b)		30	31,800

			77,438
Automobiles — 0.1%
General Motors Co.:
4.88%, 10/02/23 (b)		45	46,125
6.25%, 10/02/43 (b)		25	27,063

			73,188
Banks — 1.9%
Citigroup, Inc.:
4.45%, 1/10/17		50	54,001
2.50%, 9/26/18		81	81,440
3.38%, 3/01/23		150	145,057
3.88%, 10/25/23		95	94,328
6.68%, 9/13/43		25	29,275
4.95%, 11/07/43		25	25,405
Commerzbank AG, 6.38%, 3/22/19	EUR	100	157,604
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)	USD	330	342,375
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17		102	102,077
6.00%, 12/19/23		90	92,156
Wells Fargo & Co.:
1.50%, 7/01/15		60	60,698
2.15%, 1/15/19		54	53,874
4.13%, 8/15/23		50	50,582
5.38%, 11/02/43		75	79,004

			1,367,876
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19		135	134,866
3.70%, 2/01/24		100	101,029

			235,895
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 6/15/42		45	49,892
Capital Markets — 2.8%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		145	144,137
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		60	62,837
2.38%, 1/22/18		90	90,598
2.90%, 7/19/18		135	137,672
2.63%, 1/31/19		290	289,257
5.75%, 1/24/22		95	107,722
3.63%, 1/22/23		120	118,045
1.83%, 11/29/23 (a)		75	76,676
6.75%, 10/01/37		25	28,638
6.25%, 2/01/41		25	29,686
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (c)		150	—
Macquarie Bank Ltd., 1.65%, 3/24/17 (b)		120	119,631
Morgan Stanley:
3.45%, 11/02/15		189	196,212
3.80%, 4/29/16		100	105,326
5.45%, 1/09/17		180	198,993
3.75%, 2/25/23		150	149,049
5.00%, 11/24/25		145	149,193
6.38%, 7/24/42		25	30,497

			2,034,169
Chemicals — 0.2%
LyondellBasell Industries NV, 5.00%, 4/15/19		105	116,913

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19	USD	75	$74,664
Containers & Packaging — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		200	220,250
6.88%, 2/15/21		130	140,400

			360,650
Diversified Financial Services — 2.7%
Bank of America Corp.:
3.70%, 9/01/15		230	239,042
5.75%, 12/01/17		105	118,875
2.60%, 1/15/19		94	94,371
2.65%, 4/01/19		350	351,116
3.30%, 1/11/23		265	255,484
4.10%, 7/24/23		183	185,620
4.00%, 4/01/24		133	132,843
5.00%, 1/21/44		90	91,880
General Electric Capital Corp., 6.88%, 1/10/39		25	32,924
JPMorgan Chase & Co.:
4.75%, 3/01/15		115	119,343
1.35%, 2/15/17		205	204,834
3.25%, 9/23/22		69	67,971
3.20%, 1/25/23		30	29,090
3.88%, 2/01/24		50	50,449
4.85%, 2/01/44		25	25,491

			1,999,333
Diversified Telecommunication Services — 2.1%
AT&T Inc.:
2.30%, 3/11/19		130	129,328
3.90%, 3/11/24		130	129,632
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		104	111,800
Level 3 Financing, Inc., 8.13%, 7/01/19		105	115,237
Verizon Communications, Inc.:
3.65%, 9/14/18		155	165,002
4.50%, 9/15/20		65	70,593
3.45%, 3/15/21		60	60,821
3.85%, 11/01/42		330	276,291
6.55%, 9/15/43		378	460,001

			1,518,705
Electric Utilities — 1.2%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	16,281
5.95%, 12/15/36		56	60,566
Commonwealth Edison Co., 4.70%, 1/15/44		60	62,803
Duke Energy Carolinas LLC, 4.25%, 12/15/41		75	73,723
Entergy Arkansas, Inc., 3.70%, 6/01/24		87	88,298
Georgia Power Co., 3.00%, 4/15/16		190	198,374
Jersey Central Power & Light Co., 7.35%, 2/01/19		55	65,453
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22		18	18,859
5.30%, 6/01/42		25	27,805
PacifiCorp:
3.60%, 4/01/24		180	182,042
5.75%, 4/01/37		50	60,060
Progress Energy, Inc., 4.88%, 12/01/19		9	9,985

			864,249
Energy Equipment & Services — 0.6%
Transocean, Inc.:
6.00%, 3/15/18		257	285,802

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
6.50%, 11/15/20	USD	90	$101,063
6.80%, 3/15/38		50	53,938

			440,803
Food & Staples Retailing — 0.1%
CVS Caremark Corp., 5.30%, 12/05/43		18	19,869
Wal-Mart Stores, Inc., 4.00%, 4/11/43		65	60,499

			80,368
Food Products — 0.1%
Mondelez International, Inc., 2.25%, 2/01/19		85	84,223
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 10/01/18		87	87,657
Health Care Providers & Services — 1.0%
Aetna, Inc., 4.75%, 3/15/44		19	19,284
Coventry Health Care, Inc., 5.45%, 6/15/21		98	112,384
HCA, Inc., 7.25%, 9/15/20		225	243,281
Tenet Healthcare Corp., 6.25%, 11/01/18		110	121,344
UnitedHealth Group, Inc., 3.38%, 11/15/21		35	35,458
WellPoint, Inc.:
1.88%, 1/15/18		105	104,214
2.30%, 7/15/18		108	108,299

			744,264
Hotels, Restaurants & Leisure — 0.3%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC:
8.00%, 10/01/20 (b)		87	91,567
11.00%, 10/01/21 (b)		95	99,750

			191,317
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		49	49,760
Insurance — 1.5%
American International Group, Inc.:
3.80%, 3/22/17		190	203,281
5.45%, 5/18/17		85	94,855
3.38%, 8/15/20		135	137,820
4.13%, 2/15/24		75	76,588
Genworth Holdings, Inc., 7.63%, 9/24/21		60	73,913
Manulife Financial Corp., 3.40%, 9/17/15		90	93,286
Prudential Financial, Inc.:
4.75%, 9/17/15		136	143,676
5.38%, 6/21/20		110	124,634
4.50%, 11/15/20		110	119,272
XLIT Ltd.:
2.30%, 12/15/18		37	36,703
5.25%, 12/15/43		17	18,018

			1,122,046
IT Services — 0.3%
International Business Machines Corp., 3.63%, 2/12/24		119	119,986
MasterCard, Inc.:
2.00%, 4/01/19		73	72,685
3.38%, 4/01/24		46	45,925

			238,596
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		193	192,193
5.30%, 2/01/44		10	10,777

			202,970

Corporate Bonds	Par (000)		Value
Media — 1.5%
CBS Corp.:
4.63%, 5/15/18	USD	35	$38,061
8.88%, 5/15/19		80	102,567
5.75%, 4/15/20		30	34,076
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		75	106,290
Comcast Corp.:
5.88%, 2/15/18		152	174,042
4.65%, 7/15/42		56	55,856
COX Communications, Inc., 8.38%, 3/01/39 (b)		80	104,953
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		35	36,927
5.00%, 3/01/21		50	53,759
3.80%, 3/15/22		50	49,477
5.15%, 3/15/42		74	69,959
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		8	7,985
NBCUniversal Media LLC:
5.15%, 4/30/20		121	136,698
4.38%, 4/01/21		30	32,557
4.45%, 1/15/43		79	76,428

			1,079,635
Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		55	56,345
5.00%, 9/30/43		36	38,095
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		60	57,370
Novelis, Inc., 8.75%, 12/15/20		145	162,037
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		50	47,590

			361,437
Multi-Utilities — 0.6%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		90	92,307
CMS Energy Corp.:
3.88%, 3/01/24		28	28,369
4.88%, 3/01/44		65	66,224
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (b)		10	10,197
Dominion Resources, Inc., 1.95%, 8/15/16		145	147,734
Pacific Gas & Electric Co., 4.75%, 2/15/44		25	25,295
PG&E Corp., 2.40%, 3/01/19		38	37,753

			407,879
Oil, Gas & Consumable Fuels — 3.9%
Apache Corp.:
4.75%, 4/15/43		30	30,158
4.25%, 1/15/44		50	46,897
BP Capital Markets PLC:
2.24%, 5/10/19		140	139,167
3.25%, 5/06/22		60	59,495
2.75%, 5/10/23		115	107,857
3.81%, 2/10/24		85	85,760
CONSOL Energy, Inc., 8.25%, 4/01/20		16	17,380
Energy Transfer Partners LP, 5.95%, 10/01/43		50	53,805
EOG Resources, Inc., 2.45%, 4/01/20		121	120,520
Exxon Mobil Corp., 1.82%, 3/15/19		210	208,496
Husky Energy, Inc., 4.00%, 4/15/24		60	61,019
Kerr-McGee Corp., 6.95%, 7/01/24		60	72,755
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		205	203,774

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Laredo Petroleum, Inc., 7.38%, 5/01/22	USD	70	$77,700
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (b)		86	89,655
MEG Energy Corp., 6.50%, 3/15/21 (b)		258	271,545
Murphy Oil Corp., 2.50%, 12/01/17		125	127,066
Noble Energy, Inc.:
8.25%, 3/01/19		60	74,712
6.00%, 3/01/41		60	68,567
5.25%, 11/15/43		75	78,281
Peabody Energy Corp.:
6.00%, 11/15/18		12	12,585
6.25%, 11/15/21		73	73,183
Range Resources Corp., 5.75%, 6/01/21		5	5,356
Schlumberger Investment SA, 3.65%, 12/01/23		47	47,671
Shell International Finance BV:
2.00%, 11/15/18		130	130,390
4.55%, 8/12/43		115	118,864
Total Capital International SA, 3.70%, 1/15/24		55	56,020
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		55	55,420
4.63%, 3/01/34		45	45,995
Western Gas Partners LP, 5.38%, 6/01/21		115	126,086
The Williams Cos., Inc.:
7.88%, 9/01/21		54	64,159
3.70%, 1/15/23		65	58,986
Williams Partners LP, 5.40%, 3/04/44		46	47,202

			2,836,526
Paper & Forest Products — 0.4%
International Paper Co., 4.75%, 2/15/22		246	265,987
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.40%, 11/06/42		85	83,155
Actavis, Inc.:
3.25%, 10/01/22		90	86,281
4.63%, 10/01/42		85	81,229
Bristol-Myers Squibb Co., 4.50%, 3/01/44		102	102,560
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		45	45,075

			398,300
Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (b)		90	89,590
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (b)		4	4,105
4.88%, 11/01/20 (b)		5	5,131
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		30	29,201

			128,027
Real Estate Management & Development — 0.1%
Realogy Group LLC, 7.88%, 2/15/19 (b)(d)		90	97,087
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		34	32,090
3.75%, 4/01/24		16	16,046

			48,136
Software — 0.1%
First Data Corp., 7.38%, 6/15/19 (b)		50	53,750
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)		90	95,764
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 3.75%, 12/01/20		90	91,422

Corporate Bonds	Par (000)		Value
Thrifts & Mortgage Finance — 0.5%
Radian Group, Inc., 5.38%, 6/15/15	USD	340	$350,200
Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24		51	51,097
Philip Morris International, Inc.:
1.88%, 1/15/19		110	108,572
4.88%, 11/15/43		38	39,204

			198,873
Trading Companies & Distributors — 0.3%
United Rentals North America, Inc., 7.63%, 4/15/22		180	201,825
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, 2.38%, 9/08/16		205	210,945
MetroPCS Wireless, Inc., 7.88%, 9/01/18		3	3,188
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		190	232,275
Sprint Corp., 7.88%, 9/15/23 (b)		115	126,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		30	32,250
6.73%, 4/28/22		25	26,781
6.84%, 4/28/23		10	10,725

			642,664
Total Corporate Bonds — 26.8%			19,489,657

Floating Rate Loan Interests (a) — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Loan, 10.00%, 10/15/17		149	155,361

Foreign Agency Obligations
Nexen Energy ULC, 5.88%, 3/10/35		10	10,914
Petrobras Global Finance BV, 6.25%, 3/17/24		190	195,750
Petrobras International Finance Co., 3.88%, 1/27/16		330	338,890
Petroleos Mexicanos, 3.50%, 1/30/23		65	61,165
Statoil ASA, 2.90%, 11/08/20		145	146,289
Total Foreign Agency Obligations — 1.0%			753,008

Foreign Government Obligations
Brazil — 0.3%
Federative Republic of Brazil, 4.25%, 1/07/25		200	193,500
Greece — 0.1%
Hellenic Republic, 2.00%, 2/24/23 (e)	EUR	75	80,986
Indonesia — 0.3%
Indonesia Government International Bond, 5.38%, 10/17/23	USD	225	233,437
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23		280	282,800
South Africa — 0.3%
Republic of South Africa, 8.00%, 12/21/18	ZAR	2,740	262,044
Turkey — 0.3%
Turkey Government International Bond, 5.75%, 3/22/24	USD	200	206,900
Total Foreign Government Obligations — 1.7%			1,259,667

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.9%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	USD	522	$424,298
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		100	78,675
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.60%, 3/27/37 (a)(b)		71	69,632
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		246	243,676
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.30%, 12/25/36 (a)		120	97,626
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)		59	53,887
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.95%, 11/25/34 (a)		38	37,094
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.79%, 11/25/37 (a)		127	120,102
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (a)		122	56,521
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 4.69%, 4/25/47 (a)		258	206,259

			1,387,770
Commercial Mortgage-Backed Securities — 10.6%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AAB, 5.38%, 9/10/47		140	140,928
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		15	15,762
Series 2007-3, Class A1A, 5.60%, 6/10/49 (a)		187	203,082
Series 2007-3, Class A4, 5.60%, 6/10/49 (a)		290	319,449
Series 2007-3, Class AM, 5.60%, 6/10/49 (a)		100	110,279
Banc of America Re-REMIC Trust, Series 2010-UB4, Class A4A, 5.02%, 12/20/41 (a)(b)		125	127,582
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		195	212,658
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		109	118,925
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		114	125,925
Series 2007-PW17, Class A3, 5.74%, 6/11/50		144	150,012
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (a)		170	173,331
Series 2014-GC19, Class A3, 3.75%, 3/10/47		60	60,599
Series 2014-GC19, Class A4, 4.02%, 3/10/47		90	92,693
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		15	16,771

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46	USD	110	$120,365
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	107,357
Series 2013-CR10, Class B, 4.80%, 8/10/46 (a)(b)		100	105,086
Series 2013-CR11, Class AM, 4.72%, 9/10/23 (a)		30	31,988
Series 2013-FL3, Class A, 1.67%, 10/13/16 (a)(b)		145	145,880
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		110	107,031
Series 2014-CR14, Class B, 4.62%, 2/10/47 (a)		65	67,846
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		20	20,498
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.43%, 4/15/22 (a)(b)		100	97,939
Series 2010-RR2, Class 2A, 5.97%, 9/15/39 (a)(b)		250	272,239
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.17%, 3/15/18 (a)(b)		100	100,280
Deutsche Bank Re-REMIC Trust:
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		89	89,478
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		97	97,551
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		100	99,215
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AJ, 6.03%, 12/10/49 (a)		25	25,211
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		65	71,413
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		180	159,065
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.62%, 11/10/39		20	19,803
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		150	151,785
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		110	117,518
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		20	21,012
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (a)		224	244,972
Series 2007-CB18, Class A3, 5.45%, 6/12/47		33	34,143
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (a)		202	227,064
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		164	180,822
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		160	170,526
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		75	77,568
Series 2007-C7, Class AM, 6.15%, 9/15/45 (a)		50	57,002
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		100	105,091
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		65	68,817

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (a)	USD	109	$111,743
Series 2007-HQ12, Class AM, 5.58%, 4/12/49 (a)		160	173,680
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		223	244,199
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	65,331
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		64	70,688
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		175	190,975
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		18	18,181
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (b)(f)		77	76,681
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		29	29,835
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		35	35,607
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		100	98,450
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		102	102,298
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		115	115,531
Queens Center Mortgage Trust, Series 2013-QCA, Class D, 3.47%, 1/11/37 (a)(b)		240	216,183
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		380	402,448
SCG Trust, Series 2013-SRP1, Class AJ, 2.11%, 11/15/26 (a)(b)		100	100,035
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		124	122,318
Wachovia Bank Commercial Mortgage Trust:
Series 2006-WL7A, Class H, 0.56%, 9/15/21 (a)(b)		100	96,288
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (a)		85	88,180
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		131	131,552
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		135	130,801

			7,683,565
Interest Only Commercial Mortgage-Backed Securities — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		1,760	97,203
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.30%, 9/10/46 (a)		646	46,718
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class XA, 1.79%, 1/10/46 (a)		1,437	134,730
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, 1.76%, 2/10/46 (a)		1,335	138,468
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		1,000	38,423
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.67%, 11/05/30 (a)(b)		1,225	15,246

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 0.00%, 12/15/47 (a)	USD	996	$101,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class XA, 2.00%, 6/15/45 (a)		972	93,012
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.74%, 2/15/46 (a)		491	47,364
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.82%, 12/15/45 (a)(b)		863	90,724
Series 2013-C15, Class XA, 0.71%, 8/15/46 (a)		894	36,785
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (a)		999	91,075

			931,270
Total Non-Agency Mortgage-Backed Securities — 13.8%			10,002,605

Other Interests (g)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(h)		55	—
Lehman Brothers Holdings, Inc. (c)(h)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		20	16,400
Diversified Financial Services — 0.0%
JPMorgan Chase & Co., Series S, 6.75% (a)(i)		22	23,155
Insurance — 0.2%
XL Group PLC, 6.50% (a)(i)		165	162,319
Media — 0.2%
NBCUniversal Enterprise, Inc., 5.25% (b)(i)		100	101,000
Total Capital Trusts — 0.4%			302,874
Preferred Stock — 0.1%	Shares
Capital Markets — 0.1%
State Street Corp. 5.90%		1,536	39,767
Electric Utilities — 0.0%
SCE Trust III 5.75%		480	12,288
Total Preferred Stocks — 0.0%			52,055

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Trust Preferreds	Shares		Value
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (j)		6,917	$191,878
Total Preferred Securities — 0.8%			546,807

Taxable Municipal Bonds	Par (000)
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	15	19,978
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		20	25,929
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		15	17,100
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	32,288
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43		95	106,593
5.50%, 6/15/43		115	130,321
New York City Water & Sewer System RB, 5.88%, 6/15/44		20	24,012
New York State Dormitory Authority RB, 5.39%, 3/15/40		15	17,113
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		30	31,610
State of California GO, 7.60%, 11/01/40		85	119,708
State of Illinois GO, 5.10%, 6/01/33		80	78,988
University of California RB, 4.86%, 5/15/12		15	14,214
Total Taxable Municipal Bonds — 0.9%			617,854

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45 (a)		80	76,857
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		17	16,512
Series 2012-K709, Class C, 3.74%, 4/25/45		80	78,638
Series 2012-K711, Class B, 3.56%, 8/25/45 (a)		90	90,108
Series 2013-K713, Class B, 3.17%, 4/25/20		15	14,536

			276,651
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae, Series 2013-M5, Class X2, 2.39%, 1/25/21		295	37,146
Freddie Mac:
Series K019, Class X1, 1.74%, 3/25/22 (a)		256	27,221
Series K707, Class X1, 1.56%, 1/25/47 (a)		543	34,100
Series K710, Class X1, 1.78%, 5/25/19 (a)		436	33,616
Ginnie Mae, Series 2012-120, Class IO, 1.02%, 2/16/53 (a)		570	41,071

			173,154
Mortgage-Backed Securities — 45.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27		1,113	1,115,931
3.00%, 4/01/29-6/01/43 (k)		2,400	2,356,033
3.01%, 3/01/41 (a)		33	35,380
3.14%, 3/01/41 (a)		59	61,745
3.22%, 12/01/40 (a)		83	87,601

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
3.35%, 6/01/41 (a)	USD	75	$78,808
3.50%, 7/01/28-4/01/44 (a)(k)		3,302	3,392,328
4.00%, 2/01/25-4/01/44 (k)		4,670	4,872,142
4.50%, 2/01/25-4/01/44 (k)		2,667	2,849,403
4.76%, 8/01/38 (a)		85	89,619
5.00%, 7/01/33-4/01/44 (k)		962	1,051,756
5.50%, 2/01/35-4/01/44 (k)		953	1,056,882
6.00%, 2/01/17-9/01/40		556	621,049
6.50%, 5/01/40		309	347,014
7.00%, 2/01/16		7	6,758
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/29 (k)		400	399,812
3.00%, 4/01/29-7/01/43 (k)		1,507	1,467,134
3.03%, 2/01/41 (a)		82	87,102
3.50%, 4/01/42-4/01/44 (k)		2,819	2,834,647
4.00%, 4/01/44 (k)		700	726,168
4.50%, 11/01/43-4/01/44 (k)		798	850,395
4.87%, 4/01/38 (a)		101	105,453
5.00%, 4/01/44 (k)		1,200	1,302,188
5.50%, 3/01/43		175	192,581
6.00%, 6/01/35		102	113,347
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/44 (k)		1,175	1,155,355
3.50%, 7/15/43-4/15/44 (k)		1,098	1,120,987
4.00%, 2/20/44-4/15/44 (k)		1,074	1,129,959
4.50%, 5/20/41-4/15/44 (k)		1,892	2,044,095
5.00%, 7/15/39-4/15/44 (k)		1,346	1,469,693
5.50%, 5/20/36-4/15/44 (k)		211	233,723

			33,255,088
Total U.S. Government Sponsored Agency Securities — 46.3%			33,704,893

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.75%, 8/15/42		235	200,631
3.63%, 2/15/44 (d)		4,193	4,241,682
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		321	279,612
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		147	142,162
0.63%, 1/15/24		1,474	1,478,579
U.S. Treasury Notes:
0.38%, 3/31/16 (d)		1,985	1,982,828
0.75%, 3/15/17 (d)		2,935	2,923,994
1.63%, 3/31/19-11/15/22 (d)		4,662	4,593,131
1.00%, 11/30/19 (d)		2,053	1,945,698
2.00%, 2/28/21 (l)		385	377,691
2.25%, 3/31/21		965	961,381
Total U.S. Treasury Obligations — 26.3%			19,127,389
Total Long-Term Investments (Cost — $99,619,436) — 137.5%			100,009,879

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements — 4.3%
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 3/03/14 to be repurchased at $140,331, collateralized by U.S. Treasury Notes, 1.25% due at 10/31/18, original par and fair value of USD 140,000 and $137,769, respectively)	USD	140	$140,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $188,511, collateralized by U.S. Treasury Notes, 0.75% due at 12/31/17, original par and fair value of USD 190,000 and $186,304, respectively)		188	188,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $300,975, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/18, original par and fair value of USD 300,000 and $297,305, respectively)		300	300,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $373,550, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, original par and fair value of USD 220,000 and $187,447, respectively)		188	188,000
Credit Suisse Securities (USA) LLC, 0.07%, Open (Purchased on 3/03/14 to be repurchased at $456,887, collateralized by U.S. Treasury Notes, 2.00% due at 2/15/23, original par and fair value of USD 474,000 and $450,782, respectively)		454	454,000
Deutsche Bank Securities, Inc., 0.05%, Open (Purchased on 11/26/13 to be repurchased at $179,999, collateralized by U.S. Treasury Notes, 1.25% due at 10/31/18, original par and fair value of USD 180,000 and $177,131, respectively)		180	179,550
Deutsche Bank Securities, Inc., 0.05%, Open (Purchased on 12/17/13 to be repurchased at $1,069,180, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, original par and fair value of USD 1,068,000 and $1,049,757, respectively)		1,067	1,066,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, Open (Purchased on 12/18/13 to be repurchased at $79,019, collateralized by U.S. Treasury Notes, 1.25% due at 11/30/18, original par and fair value of USD 80,000 and $77,760, respectively)		79	78,900
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $564,353, collateralized by U.S. Treasury Notes, 2.75% due at 2/15/24, original par and fair value of USD 617,000 and $618,150, respectively)		562	562,100

			3,157,050

Money Market Fund		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)		2,168,398	$2,168,398
Total Short-Term Securities (Cost — $5,325,448) — 7.3%			5,325,448

Options Purchased
(Cost — $47,396) — 0.1%			36,053
Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments (Cost — $104,992,280*) — 144.9%			105,371,380

Borrowed Bonds	Par (000)
U.S. Treasury Obligations — (4.4)%
U.S. Treasury Bonds, 2.75%, 11/15/42	USD	220	(187,447)
U.S. Treasury Notes:
0.75%, 12/31/17		190	(186,304)
1.25%, 10/31/18-11/30/18		1,468	(1,442,417)
1.38%, 9/30/18		300	(297,305)
2.00%, 2/15/23		474	(450,782)
2.75%, 2/15/24		617	(618,150)
Total Borrowed Bonds (Proceeds — $3,250,182) — (4.4)%			(3,182,405)

Options Written
(Premiums Received — $ 16,105) — (0.0)%			(16,572)

TBA Sale Commitments (k)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29		300	(299,766)
3.00%, 4/01/44		290	(279,895)
3.50%, 4/01/29-4/01/44		2,070	(2,129,040)
4.00%, 4/01/29-4/01/44		1,700	(1,775,902)
4.50%, 4/01/44		600	(640,031)
5.00%, 4/01/44		600	(654,141)
5.50%, 4/01/44		600	(662,133)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44		350	(337,326)
3.50%, 4/01/44		900	(904,359)
5.00%, 4/01/44		600	(651,891)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 4/15/44		800	(862,375)
5.00%, 4/15/44		600	(655,313)
Total TBA Sale Commitments (Proceeds — $9,857,800) — (13.6)%			(9,852,172)
Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments — 126.9%			92,320,231
Liabilities in Excess of Other Assets — (26.9)%			(19,582,060)

Net Assets — 100.0%			$72,738,171

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$105,100,757

Gross unrealized appreciation	$587,640
Gross unrealized depreciation	(317,017)

Net unrealized appreciation	$270,623

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Non-income producing security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,314,809	$(2,372)
Citigroup Global Markets, Inc.	$(104,844)	$563
Credit Suisse Securities (USA) LLC	$341,629	$(1,601)
Deutsche Bank Securities, Inc.	$458,466	$(5,484)
Goldman Sachs & Co.	$3,564,399	$1,856
J.P. Morgan Securities LLC	$(96,955)	$(3,584)
Morgan Stanley & Co. LLC	$208,094	$(797)
Nomura Securities International, Inc.	$(626,531)	$750
RBC Capital Markets, LLC	$(103,938)	$(336)
RBS Securities, Inc.	$(104,844)	$563

(l)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,168,398	$2,168,398	$24

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.10%	10/03/13	Open	$1,917,500	$1,917,500
Deutsche Bank Securities, Inc.	0.00%	10/21/13	Open	85,000	85,000
Deutsche Bank Securities, Inc.	0.09%	3/18/14	Open	3,011,250	3,011,348
BNP Paribas Securities Corp.	0.08%	3/31/14	4/01/14	1,982,519	1,982,523
Deutsche Bank Securities, Inc.	0.00%	3/31/14	4/01/14	2,920,325	2,920,325
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	3/31/14	4/01/14	3,986,925	3,986,931
Total				$13,903,519	$13,903,627

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
4	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	878,250	$(978)
7	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	832,672	338
20	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	2,664,375	21,360
(22)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	2,717,000	7,990
(17)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	2,455,969	(31,632)
(5)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	1,235,563	1,562
Total						$(1,360)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
EUR	172,000	USD	238,339	Deutsche Bank AG	4/22/14	$(1,394)
USD	203,945	EUR	150,000	Barclays Bank PLC	4/22/14	(2,693)
USD	130,612	ZAR	1,400,000	JPMorgan Chase Bank N.A.	4/22/14	(1,919)
USD	43,198	ZAR	466,000	JPMorgan Chase Bank N.A.	4/22/14	(916)
USD	86,804	ZAR	935,000	UBS AG	4/22/14	(1,708)
Total						$(8,630)

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	56	$28,350

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.85%	Receive	1-day Overnight Brazil CETIP Interbank Deposit	7/01/14	BRL	1,950	$1,531
2-Year Interest Rate Swap	Credit Suisse International	Call	12.00%	Receive	3-month LIBOR	7/01/14	BRL	3,648	4,541
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/05/14	JPY	79,000	609
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-month JPY LIBOR	6/06/14	JPY	40,000	318
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.10%	Pay	6-month JPY LIBOR	6/09/14	JPY	81,000	704
Total									$7,703

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	28	$(11,725)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/05/14	JPY	79,000	$(93)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	1.40%	Receive	6-month JPY LIBOR	6/06/14	JPY	40,000	(47)
10-Year Interest Rate Swap	Bank of America N.A.	Put	1.40%	Receive	6-month JPY LIBOR	6/09/14	JPY	81,000	(116)
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	12.75%	Receive	1-day Overnight Brazil CETIP Interbank Deposit	7/01/14	BRL	2,305	(4,591)
Total									$(4,847)

•	OTC credit default swaps — buy protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized (Depreciation)
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	340	$(17,863)	$4,821	$(22,684)

•	OTC credit default swaps — sold protection outstanding as of March 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	99	$(2,636)	$(1,939)	$(697)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	85	(2,262)	(2,138)	(124)
CDX.EM Series 21 Version 1	5.00%	Citibank N.A.	6/20/19	BB+	USD	205	19,387	16,227	3,160
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB	USD	70	(6,145)	(5,966)	(179)
CMBX.NA Series 7 AAA	0.50%	Goldman Sachs International	1/17/47	AAA	USD	45	(1,391)	(1,710)	319
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	130	(2,069)	(18,141)	16,072
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(31,553)	(64,988)	33,435
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	370	(17,425)	(36,343)	18,918
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	50	(2,776)	(7,315)	4,539
Total							$(46,870)	$(122,313)	$75,443

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	220	$702
1.70%[1]	3-month LIBOR	Chicago Mercantile	8/31/18	USD	4,230	(3,548)
2.82%[1]	3-month LIBOR	Chicago Mercantile	11/18/23	USD	90	(1,095)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	11/25/23	JPY	37,780	(1,571)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	11/28/23	JPY	41,215	(638)
Total						$(6,150)

[1]	Fund pays the fixed rate and receives the floating rate.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/12	7/02/14	USD	3,500	$(5,464)	—	$(5,464)
11.77%[2]	1-day Overnight Brazil Interbank Deposit Rate	Deutsche Bank AG	N/A	1/04/16	BRL	637	(447)	$(228)	(219)
4.74%[2]	28-day Mexican Interbank Rate	Credit Suisse International	2/09/15[3]	2/08/16	MXN	2,658	199,419	199,064	355
4.74%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/09/15[3]	2/08/16	MXN	3,683	276,336	275,857	479
4.71%[2]	28-day Mexican Interbank Rate	Deutsche Bank AG	2/11/15[3]	2/10/16	MXN	6,304	473,924	473,246	678
4.74%[2]	28-day Mexican Interbank Rate	Bank of America N.A.	3/19/15[3]	3/17/16	MXN	5,540	420,960	420,653	307
3.28%[1]	3-month WIBOR	JPMorgan Chase Bank N.A.	3/26/15[3]	3/26/16	PLN	1,290	(423,010)	(422,951)	(59)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	10/27/10	10/27/20	USD	200	6,002	—	6,002
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/11	5/16/21	USD	210	(14,881)	—	(14,881)
3.25%[1]	3-month LIBOR	UBS AG	7/05/11	7/05/21	USD	300	(19,107)	—	(19,107)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	100	4,087	—	4,087
2.32%[2]	3-month LIBOR	Bank of America N.A.	5/31/13	5/31/23	USD	200	(5,437)	—	(5,437)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/13	5/31/23	USD	100	2,782	—	2,782
6.83%[2]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A	11/03/23	MXN	1,445	2,707	—	2,707
Total							$917,871	$945,641	$(27,770)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$13,791,172	$561,466	$14,352,638
Corporate Bonds	—	19,489,657	—	19,489,657
Floating Rate Loan Interests	—	—	155,361	155,361
Foreign Agency Obligations	—	753,008	—	753,008
Foreign Government Obligations	—	1,259,667	—	1,259,667
Non-Agency Mortgage-Backed Securities	—	9,746,230	256,375	10,002,605
Preferred Securities	$243,933	302,874	—	546,807
Taxable Municipal Bonds	—	617,854	—	617,854
U.S. Government Sponsored Agency Securities	—	33,704,893	—	33,704,893
U.S. Treasury Obligations	—	19,127,389	—	19,127,389
Short-Term Securities:
Borrowed Bond Agreements	—	3,157,050	—	3,157,050
Money Market Fund	2,168,398	—	—	2,168,398
Options Purchased:
Interest Rate Contracts	28,350	7,703	—	36,053
Liabilities:
Investments:
Borrowed Bonds	—	(3,182,405)	—	(3,182,405)
TBA Sale Commitments	—	(9,852,172)	—	(9,852,172)
Total	$2,440,681	$88,922,920	$973,202	$92,336,803

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$76,443	—	$76,443
Interest rate contracts	$31,250	18,099	—	49,349
Liabilities:
Credit contracts	—	(23,684)	—	(23,684)
Foreign currency exchange contracts	—	(8,630)	—	(8,630)
Interest rate contracts	(44,335)	(56,866)	—	(101,201)
Total	$(13,085)	$5,362	—	$(7,723)

[1]     Derivative financial instruments are swaps, foreign currency exchange contracts and financial futures contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

•     The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$49,095	—	—	$49,095
Foreign currency at value	47,749	—	—	47,749
Cash pledged for centrally cleared swaps	60,000	—	—	60,000
Liabilities:
Reverse repurchase agreements	—	$(13,903,627)	—	(13,903,627)
Total	$156,844	$(13,903,627)	—	$(13,746,783)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2014.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2013	$2,634,539	$124,063	$155,741	$611,193	$3,525,536
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(1,431,873)	—	—	(333,246)	(1,765,119)
Accrued discounts/premiums	83	16	—	56	155
Net realized gain (loss)	(2,199)	2,446	(16)	152	383
Net change in unrealized appreciation/depreciation[2]	1,482	(1,525)	—	336	293
Purchases	—	—	—	—	—
Sales	(640,566)	(125,000)	(364)	(22,116)	(788,046)
Closing Balance, as of March 31, 2014	$561,466	—	$155,361	$256,375	$973,202

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014[2]	$607	—	$(16)	$336	$927

[1]

As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,765,119 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	15

Schedule of Investments March 31, 2014 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.34%, 8/15/25 (a)(b)	USD	500	$491,549
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		262	261,476
OCP CLO Ltd., Series 2012-2A, Class A2, 1.72%, 11/22/23 (a)(b)		600	597,743
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		415	415,537
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)		1,334	1,335,282
Total Asset-Backed Securities — 4.0%			3,101,587

Corporate Bonds
Banks — 7.7%
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	166,181
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		1,800	1,870,722
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)		2,100	2,149,161
1.63%, 9/14/16 (a)		1,785	1,819,183

			6,005,247
Diversified Financial Services — 0.2%
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (a)		100	111,902
Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier SA, 2.50%, 9/16/15 (a)		400	410,468
Total Corporate Bonds — 8.4%			6,527,617

Foreign Agency Obligations
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)		1,000	1,020,150

Foreign Government Obligations
Qatar — 0.3%
Qatar Government International Bond, 4.00%, 1/20/15		260	266,500

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 1.0%
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	USD	400	$422,043
Series 2014-GC18, Class A4, 4.07%, 1/10/47		400	413,406

			835,449
Interest Only Commercial Mortgage-Backed Securities — 2.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.92%, 12/10/45 (b)		5,324	546,379
Series 2013-CR7, Class XA, 1.60%, 3/10/46 (b)		2,883	251,215
Series 2014-CR14, Class XA, 0.93%, 2/10/47 (b)		1,118	59,489
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.58%, 4/15/46 (b)		3,382	317,058
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.82%, 12/15/45 (a)(b)		5,374	564,835
Series 2014-LC14, Class XA, 1.48%, 3/15/47 (b)		1,274	116,150

			1,855,126
Total Non-Agency Mortgage-Backed Securities — 3.4%			2,690,575

U.S. Government Sponsored Agency Securities
Agency Obligations — 5.2%
Fannie Mae, 1.63%, 10/26/15		2,265	2,311,378
Federal Home Loan Bank:
1.95%, 7/24/18		1,345	1,353,669
4.00%, 4/10/28		400	405,702

			4,070,749
Interest Only Commercial Mortgage-Backed Securities — 2.5%
Freddie Mac:
Series K023, Class X1, 1.31%, 8/25/22 (b)		13,811	1,173,435
Series K024, Class X1, 0.90%, 9/25/22 (b)		2,265	132,764
Series K025, Class X1, 0.90%, 10/25/22 (b)		2,888	173,192

Portfolio Abbreviations
CLO	Collateralized Loan Obligation	OTC	Over-the-counter	USD	US Dollar
LIBOR	London Interbank Offered Rate	TBA	To-be-announced

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series K027, Class X1, 0.84%, 1/25/23 (b)	USD	2,320	$131,115
Series K030, Class X1, 0.23%, 4/25/23 (b)		12,730	215,089
Series K712, Class X1, 1.39%, 11/25/19 (b)		2,583	164,394
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		3,070	12
Series 2003-109, Class IO, 0.01%, 11/16/43 (b)		2,799	50
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		1,383	14
Series 2004-9, Class IO, 0.30%, 3/16/34 (b)		1,813	4,062

			1,994,127
Mortgage-Backed Securities — 90.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27		1,607	1,611,458
3.00%, 2/01/43-6/01/43		3,390	3,276,814
3.01%, 3/01/41 (b)		67	70,760
3.14%, 3/01/41 (b)		88	92,618
3.22%, 12/01/40 (b)		109	114,855
3.35%, 6/01/41 (b)		150	157,615
3.50%, 7/01/28-4/01/44 (b)(c)		6,470	6,607,811
4.00%, 2/01/25-4/01/44 (c)		16,101	16,762,361
4.50%, 6/01/26-4/01/44 (c)		6,654	7,095,285
5.00%, 4/01/29-4/01/44 (c)		2,840	3,069,556
5.50%, 11/01/21-4/01/44 (c)		1,806	1,990,715
6.00%, 4/01/35-4/01/44 (c)		1,143	1,276,245
6.50%, 5/01/40		871	976,646
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43-4/01/44 (c)		5,241	5,054,339
3.03%, 2/01/41 (b)		123	130,653
3.50%, 4/01/42-4/01/44 (c)		1,937	1,948,062
4.00%, 4/01/44 (c)		5,200	5,387,922
4.50%, 9/01/43-4/01/44 (c)		1,871	1,996,083
5.00%, 4/01/44 (c)		2,200	2,387,344
5.50%, 3/01/43-4/01/44 (c)		539	591,421
8.00%, 3/01/30-6/01/31		21	22,309
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/44 (c)		1,600	1,573,250
3.50%, 5/15/43-4/15/44 (c)		1,094	1,116,676
4.00%, 2/20/44		985	1,037,234
4.50%, 5/20/41-2/15/42		5,495	5,944,527
5.00%, 7/15/39-12/15/40		211	231,514

			70,524,073
Total U.S. Government Sponsored Agency Securities — 98.0%			76,588,949

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.63%, 2/15/44		4,100	4,147,404
U.S. Treasury Inflation Indexed Bonds, 1.38%, 2/15/44		500	512,051
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/24		1,584	1,589,221
U.S. Treasury Notes:
0.25%, 11/30/14		1,315	1,316,439
0.38%, 3/31/16 (d)		3,250	3,246,445
0.75%, 3/15/17 (d)		5,135	5,115,744
0.63%, 11/30/17		8,460	8,271,630
1.25%, 11/30/18		680	668,100

U.S. Treasury Obligations	Par (000)		Value
1.63%, 3/31/19 (d)	USD	3,950	$3,929,942
2.25%, 3/31/21		590	587,787
2.50%, 8/15/23		1,255	1,237,057
2.75%, 2/15/24		4,910	4,920,743
Total U.S. Treasury Obligations — 45.5%			35,542,563
Total Long-Term Investments (Cost — $126,479,363) — 160.9%			125,737,941

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		4,020,181	4,020,181
Total Short-Term Securities (Cost — $4,020,181) — 5.1%			4,020,181

Options Purchased
(Cost — $61,815) — 0.1%			55,148
Total Investments Before Options Written and TBA Sale Commitments (Cost — $130,561,359*) — 166.1%			129,813,270

Options Written
(Premiums Received — $ 190,867) — (0.1)%			(130,433)

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/29	USD	1,600	(1,598,750)
3.00%, 4/01/44		2,800	(2,702,437)
3.50%, 4/01/29-4/01/44		3,400	(3,483,937)
4.00%, 4/01/44		7,700	(8,003,188)
4.50%, 4/01/44		2,500	(2,666,797)
5.00%, 4/01/44		1,000	(1,090,234)
5.50%, 4/01/44		1,400	(1,544,976)
6.00%, 4/01/44		200	(222,898)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/44		500	(481,895)
3.50%, 4/01/44		300	(301,453)
4.00%, 4/01/44		1,800	(1,867,289)
5.00%, 4/01/44		1,100	(1,195,133)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/44		100	(102,016)
4.00%, 4/15/44		300	(315,234)
4.50%, 7/20/41-4/15/44		2,779	(3,005,188)
Total TBA Sale Commitments (Proceeds — $28,441,834) — (36.6)%			(28,581,425)
Total Investments Net of Options Written and TBA Sale Commitments — 129.4%			101,101,412
Liabilities in Excess of Other Assets — (29.4)%			(22,961,795)

Net Assets — 100.0%			$78,139,617

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$129,128,694

Gross unrealized appreciation	$59,539
Gross unrealized depreciation	(978,963)

Net unrealized depreciation	$(919,424)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,286,625	$(4,125)
Citigroup Global Markets, Inc.	$3,844,781	$11,844
Credit Suisse Securities (USA) LLC	$4,000,824	$(15,571)
Deutsche Bank Securities, Inc.	$2,820,137	$(14,949)
Goldman Sachs & Co.	$2,975,961	$2,820
J.P. Morgan Securities LLC	$(1,962,157)	$(10,059)
Morgan Stanley & Co. LLC	$114,376	$(5,328)
Nomura Securities International, Inc.	$(838,047)	$922
RBC Capital Markets, LLC	$(103,938)	$(336)
RBS Securities, Inc.	$(104,844)	$617

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,181,648	(1,161,467)	4,020,181	$602

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.08%	3/31/14	4/01/14	$3,245,937	$3,245,945
Deutsche Bank Securities, Inc.	0.00%	3/31/14	4/01/14	5,109,325	5,109,325
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	3/31/14	4/01/14	3,925,313	3,925,318
Total				$12,280,575	$12,280,588

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2014	USD	133,219	$1,061
8	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2014	USD	951,625	593
1	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	246,375	(226)
(9)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2014	USD	1,976,063	2,346
(29)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2014	USD	3,581,500	2,813
(6)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	June 2014	USD	866,813	3,436
(7)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,738,713	(4,524)
(11)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,725,663	(7,180)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts outstanding as of March 31, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(14)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	3,459,575	$4,108
(4)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	982,450	2,612
(1)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	244,188	34
Total						$5,073

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	390,000	CAD	437,778	Goldman Sachs Bank USA	6/18/14	$(5,249)
USD	955,000	JPY	97,593,264	Goldman Sachs Bank USA	6/18/14	9,068
Total						$3,819

•	Exchange-traded options purchased of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	99.00	9/12/14	34	$12,537
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	48	24,300
Total						$36,837

•	OTC interest rate swaptions purchased as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	600	$18,311

•	Exchange-traded options written of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.75	9/12/14	17	$(6,906)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	24	(10,050)
Total						$(16,956)

•	OTC interest rate swaptions written as of March 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	2,300	$(66,842)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	2,300	(35,977)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	1,200	(10,658)
Total									$(113,477)

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/01/15	USD	12,400	$(29,343)
0.53%[2]	3-month LIBOR	Chicago Mercantile	N/A	8/20/15	USD	24,800	70,984
0.55%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/20/15	USD	27,100	(74,551)
0.47%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/15/15	USD	12,200	(36,206)
0.47%[2]	3-month LIBOR	Chicago Mercantile	N/A	10/18/15	USD	22,000	61,551
0.42%[2]	3-month LIBOR	Chicago Mercantile	N/A	12/16/15	USD	8,500	6,095

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[3]	8/31/18	USD	4,555	$(3,821)
1.53%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[3]	8/31/18	USD	1,900	11,591
1.70%[1]	3-month LIBOR	Chicago Mercantile	7/03/14[3]	8/31/18	USD	1,900	(1,839)
2.27%[2]	3-month LIBOR	Chicago Mercantile	N/A	6/10/23	USD	500	(16,499)
2.38%[2]	3-month LIBOR	Chicago Mercantile	N/A	6/13/23	USD	600	(13,992)
2.37%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/21/23	USD	2,100	52,661
2.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/16/23	USD	900	(4,732)
2.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/22/23	USD	900	(1,124)
2.96%[2]	3-month LIBOR	Chicago Mercantile	N/A	8/19/23	USD	200	3,925
2.85%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/13/24	USD	300	(1,521)
2.88%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/14/24	USD	400	(3,149)
3.76%[2]	3-month LIBOR	Chicago Mercantile	N/A	9/06/43	USD	1,500	69,892
3.91%[2]	3-month LIBOR	Chicago Mercantile	N/A	9/12/43	USD	2,500	183,745
3.83%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/16/43	USD	800	(46,858)
3.80%[2]	3-month LIBOR	Chicago Mercantile	N/A	9/18/43	USD	800	41,464
3.67%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/05/43	USD	500	(19,818)
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/12/43	USD	1,200	(57,773)
3.75%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	1,200	(65,052)
3.84%[2]	3-month LIBOR	Chicago Mercantile	N/A	12/23/43	USD	2,500	171,996
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	200	(5,029)
3.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/04/44	USD	200	(2,504)
Total							$290,093

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	1,300	$51,192	—	$51,192
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	4,915	—	4,915
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	9,360	—	9,360
2.28%[1]	3-month LIBOR	Deutsche Bank AG	6/03/23	USD	700	(21,828)	—	(21,828)
2.82%[2]	3-month LIBOR	Credit Suisse International	4/17/43	USD	800	99,294	—	99,294
2.81%[2]	3-month LIBOR	Citibank N.A.	4/25/43	USD	1,200	153,360	—	153,360
2.77%[2]	3-month LIBOR	Bank of America N.A.	5/03/43	USD	800	108,409	—	108,409
3.07%[2]	3-month LIBOR	Citibank N.A.	5/17/43	USD	1,300	100,754	—	100,754
3.09%[2]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	600	45,036	—	45,036
Total						$550,492	—	$550,492

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of March 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	398	$359	$(4,684)	$5,043
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	628	568	(7,199)	7,767

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC total return swaps outstanding as of March 31, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	586	$530	$(5,266)	$5,796
Total						$1,457	$(17,149)	$18,606

[1]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,101,587	—	$3,101,587
Corporate Bonds	—	6,527,617	—	6,527,617
Foreign Agency Obligations	—	1,020,150	—	1,020,150
Foreign Government Obligations	—	266,500	—	266,500
Non-Agency Mortgage-Backed Securities	—	2,690,575	—	2,690,575
U.S. Government Sponsored Agency Securities	—	76,588,949	—	76,588,949
U.S. Treasury Obligations	—	35,542,563	—	35,542,563
Short-Term Securities:
Money Market Fund	$4,020,181	—	—	4,020,181
Options Purchased:
Interest Rate Contracts	36,837	18,311	—	55,148
Liabilities:
Investments:
TBA Sale Commitments	—	(28,581,425)	—	(28,581,425)
Total	$4,057,018	$97,174,827	—	$101,231,845

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2014

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,068	—	$9,068
Interest rate contracts	$17,003	1,264,830	—	1,281,833
Liabilities:
Foreign currency exchange contracts	—	(5,249)	—	(5,249)
Interest rate contracts	(28,886)	(519,116)	—	(548,002)
Total	$(11,883)	$749,533	—	$737,650

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency contracts and options written. Swaps, financial futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

•

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,050,999	—	—	$2,050,999
Cash pledged for centrally cleared swaps	110,000	—	—	110,000
Cash pledged for financial futures contracts	118,000	—	—	118,000
Liabilities:
Reverse repurchase agreements	—	$(12,280,588)	—	(12,280,588)
Total	$2,278,999	$(12,280,588)	—	$(10,001,589)

There were no transfers between levels during the period ended March 31, 2014.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 23, 2014